UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST
(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2023

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT June 30, 2023 (unaudited)

Agribusiness ETF	MOO
Future of Food ETF	YUMY
Gold Miners ETF	GDX®
Green Metals ETF	GMET
Junior Gold Miners ETF	GDXJ®
Low Carbon Energy ETF	SMOG
Natural Resources ETF	HAP
Oil Refiners ETF	CRAK
Oil Services ETF	OIH
Rare Earth/Strategic Metals ETF	REMX
Steel ETF	SLX
Uranium+Nuclear Energy ETF	NLR

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2023.

VANECK ETF TRUST

PRESIDENT’S LETTER

June 30, 2023 (unaudited)

Dear Fellow Shareholders:

Our outlook for financial markets in 2023 was “sideways.” The three major forces—monetary policy, government spending and economic growth—are negative or muted. This remains my view despite events in the last few months, discussed at the end of this letter.

Discussion

To recap this cycle: stocks and bonds historically do not perform well when the Fed tightens monetary conditions, and that’s just what the Fed announced it would be doing at the end of 2021. This would include raising rates and changing its balance sheet actions, which doesn’t create a great environment for financial assets.

There are three things investors continue to face, none of which is particularly positive for financial assets.

1.	Monetary Policy: Tightening

Money supply exploded during the COVID–19 pandemic, but it started shrinking in late 2022. This withdrawal of money supply is bad for stock and bond returns.

A second, modern component to monetary policy is the Fed balance sheet. After buying bonds during the pandemic, the Fed has now started shrinking the balance sheet—from a high of almost $9 trillion in early 2022, assets dropped to just short of $8.4 trillion by the end of June.1 The Fed has only shrunk its balance sheet once before, so we are facing an unknown.

As we’ve been saying since the summer of 2022, when wage inflation was confirmed, what the Fed is fighting is wage inflation. That is the kind of inflation that is endemic and hard to manage once it takes hold, not least because it creates a spiraling effect. And this is the battle that is at full pitch—the labor market has remained strong.

While headline inflation is falling, we are still in the “higher for longer” camp. The Fed seems likely to continue holding, or even raising, interest rates and will probably continue to shrink its balance sheet. This is not supportive of stock or bond markets.

2.	Fiscal Tightening

A second bearish factor is that government spending is unlikely to increase next year. The Republicans, who won control of the House of Representatives, are looking to slow government spending. And even Democrats like Larry Summers believe that stimulus spending during the pandemic led to inflation. The debt ceiling compromise and the Supreme Court rejection of student debt relief continue this trend.

3.	Global Growth is at Low Levels

Both Chinese and European growth, for different reasons, were slow in 2022. Over the last 20 years, the U.S. and China have been the two main pillars of global growth. In China, the post-COVID-19 growth has been more domestic and consumer-led, not enough to overcome the property sector malaise.

China growth estimates range from low (1% to 3%) to “high” (4% to 5%). Many “bulls” point to China as a potential catalyst for a better-than-expected economic outlook. I don’t see it. In coming years, we will likely have to look to India, Indonesia and Africa to take up the baton as pillars of higher percentage global growth.

I don’t believe that we will escape these three dampeners on stock and bond returns in 2023—higher interest rates, no government spending growth and tepid global growth. We will need upside corporate profitability surprises or high Chinese growth to substantially boost markets this year, in our view.

However, after the 2022 losses, bond investments are now offering attractive yields, so this has been our favorite asset class to buy and remains our preference. (See What to Buy? Bonds. When? Now.2) Because of higher interest rates, bonds can offer adequate returns, as they did in the 1970s even though that decade was the worst for interest rates in the last 100 years.

3

VANECK ETF TRUST

PRESIDENT’S LETTER

(unaudited) (continued)

Outlook

My basic outlook favoring bonds hasn’t changed. But I should address two events of the first half of this year—monetary stimuli and AI (artificial intelligence).

There were two unexpected monetary stimuli in early 2023, but I think both are temporary. The first was the wave of money from Asia at year-end: Japanese bond buying of approximately $600 billion and Chinese money supply growth post-COVID-19. The second monetary stimulus was the credit the Fed provided to banks during the mini-bank crisis of March. While I believe this crisis will prove to be idiosyncratic in nature, I’m worried that it could lead to a contraction of credit, but this may be offset by China reopening. Also, I think it is important to note that substantially less credit flows to the real economy from banks (through loans they continue to hold) and much more through alternative credit funds. These funds typically don’t offer daily liquidity, so any credit crunch is likely to be extenuated over several quarters. So, I don’t see these two events as significantly changing the “sideways” trajectory of 2023.

AI and the instant success of ChatGPT have driven another wave of enthusiasm for tech stocks, but the valuations seem stretched to me. And large-cap earnings are still on a downward or flat trajectory, so I’m not chasing this rally.

My final thought is that, while I think the Fed won’t stimulate for a while, this is a good time to get positioned in assets that would benefit from that stimulus, namely gold and BTC (bitcoin).

We thank you for investing with VanEck. On the following pages, you will find financial statements for each of the funds for the six month period ended June 30, 2023. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

July 7, 2023

PS The investing outlook can change suddenly, as it certainly did in 2021. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1 U.S. Federal Reserve: FEDERAL RESERVE Statistical Release, June 22, 2023, https://www.federalreserve.gov/releases/h41/20230629/

2 What to Buy? Bonds. When? Now, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-what-to-buy-bonds-when-now/.

3 https://www.vaneck.com/us/en/subscribe/

4

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2023 to June 30, 2023.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2023 - June 30, 2023(a)
Agribusiness ETF
Actual	$1,000.00	$949.80	0.54%	$2.61
Hypothetical (b)	$1,000.00	$1,022.12	0.54%	$2.71
Future of Food ETF
Actual	$1,000.00	$957.70	0.71%	$3.45
Hypothetical (b)	$1,000.00	$1,021.27	0.71%	$3.56
Gold Miners ETF
Actual	$1,000.00	$1,047.10	0.52%	$2.64
Hypothetical (b)	$1,000.00	$1,022.22	0.52%	$2.61
Green Metals ETF
Actual	$1,000.00	$958.60	0.67%	$3.25
Hypothetical (b)	$1,000.00	$1,021.47	0.67%	$3.36
Junior Gold Miners ETF
Actual	$1,000.00	$997.00	0.53%	$2.62
Hypothetical (b)	$1,000.00	$1,022.17	0.53%	$2.66
Low Carbon Energy ETF
Actual	$1,000.00	$1,107.00	0.65%	$3.40
Hypothetical (b)	$1,000.00	$1,021.57	0.65%	$3.26
Natural Resources ETF
Actual	$1,000.00	$979.50	0.52%	$2.55
Hypothetical (b)	$1,000.00	$1,022.22	0.52%	$2.61
5

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2023 - June 30, 2023(a)
Oil Refiners ETF
Actual	$1,000.00	$970.60	0.62%	$3.03
Hypothetical (b)	$1,000.00	$1,021.72	0.62%	$3.11
Oil Services ETF
Actual	$1,000.00	$946.10	0.35%	$1.69
Hypothetical (b)	$1,000.00	$1,023.06	0.35%	$1.76
Rare Earth/Strategic Metals ETF
Actual	$1,000.00	$1,091.10	0.57%	$2.96
Hypothetical (b)	$1,000.00	$1,021.97	0.57%	$2.86
Steel ETF
Actual	$1,000.00	$1,107.40	0.56%	$2.93
Hypothetical (b)	$1,000.00	$1,022.02	0.56%	$2.81
Uranium+Nuclear Energy ETF
Actual	$1,000.00	$1,083.30	0.61%	$3.15
Hypothetical (b)	$1,000.00	$1,021.77	0.61%	$3.06

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2023), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
6

VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 2.3%
Incitec Pivot Ltd.	5,710,900	$10,442,282
Treasury Wine Estates Ltd. †	1,974,433	14,795,465
		25,237,747
Brazil: 3.2%
Rumo SA	3,676,900	16,921,057
Yara International ASA (NOK)	505,135	17,880,776
		34,801,833
Canada: 5.9%
Nutrien Ltd. (USD)	1,105,009	65,250,782
Chile: 3.1%
Sociedad Quimica y Minera de Chile SA (ADR)	463,891	33,687,765
China: 4.5%
China Mengniu Dairy Co. Ltd. (HKD) *	5,133,000	19,397,592
Wilmar International Ltd. (SGD)	10,672,151	30,044,603
		49,442,195
Denmark: 1.2%
Bakkafrost P/F (NOK)	153,902	9,223,889
Schouw & Co. A/S	42,721	3,375,959
		12,599,848
Germany: 8.0%
Bayer AG	1,370,517	75,851,114
K+S AG	654,408	11,409,037
		87,260,151
Indonesia: 0.3%
Golden Agri-Resources Ltd. (SGD)	16,910,145	3,066,017
Israel: 0.9%
ICL Group Ltd. (USD) †	1,763,348	9,663,147
Japan: 4.3%
Kubota Corp. †	2,361,830	34,517,117
Maruha Nichiro Corp.	133,200	2,237,744
NH Foods Ltd.	257,000	6,946,239
Nissui Corp.	875,900	3,927,298
		47,628,398
Malaysia: 2.4%
IOI Corp. Bhd	6,578,155	5,266,359
Kuala Lumpur Kepong Bhd	1,548,670	7,301,591
PPB Group Bhd	1,896,980	6,397,100
Sime Darby Plantation Bhd	8,275,800	7,370,767
		26,335,817
Netherlands: 0.6%
OCI NV	274,137	6,583,291
Norway: 3.2%
Leroy Seafood Group ASA	835,164	3,175,163
Mowi ASA †	1,414,427	22,483,332
Salmar ASA †	243,157	9,817,065
		35,475,560
Russia: 0.0%
PhosAgro PJSC ∞	97,916	0
PhosAgro PJSC (USD) (GDR) ∞	1	0
	Number of Shares	Value
Russia (continued)
PhosAgro PJSC (USD) (GDR) ∞	1,892	$0
		0
Singapore: 0.8%
Charoen Pokphand Indonesia Tbk PT (IDR) *	24,668,900	8,671,220
Switzerland: 0.9%
Bucher Industries AG	22,779	10,085,083
Taiwan: 0.5%
Taiwan Fertilizer Co. Ltd.	2,547,000	4,955,265
Thailand: 0.7%
Charoen Pokphand Foods PCL (NVDR)	14,198,136	7,894,125
United Kingdom: 4.3%
CNH Industrial NV (USD)	3,023,151	43,533,374
Genus Plc	148,431	4,094,872
		47,628,246
United States: 52.9%
AGCO Corp.	168,937	22,201,701
Archer-Daniels-Midland Co.	819,343	61,909,557
Balchem Corp.	65,011	8,764,133
Beyond Meat, Inc. * †	184,460	2,394,291
Bunge Ltd.	344,981	32,548,957
CF Industries Holdings, Inc.	406,530	28,221,313
Corteva, Inc.	1,222,853	70,069,477
Darling Ingredients, Inc. *	420,081	26,796,967
Deere & Co.	228,978	92,779,596
Elanco Animal Health, Inc. *	1,027,276	10,334,397
FMC Corp.	307,812	32,117,104
Mosaic Co.	749,431	26,230,085
Neogen Corp. *	473,134	10,290,664
Pilgrim’s Pride Corp. *	137,599	2,957,002
Toro Co.	249,589	25,370,722
Tyson Foods, Inc.	712,834	36,383,047
Zoetis, Inc.	534,468	92,040,734
		581,409,747
Total Common Stocks (Cost: $1,269,499,543)		1,097,676,237

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.3%
Money Market Fund: 4.3% (Cost: $47,253,786)
State Street Navigator Securities Lending Government Money Market Portfolio	47,253,786	47,253,786
Total Investments: 104.3% (Cost: $1,316,753,329)		1,144,930,023
Liabilities in excess of other assets: (4.3)%		(46,729,052)
NET ASSETS: 100.0%		$1,098,200,971

See Notes to Financial Statements

7

VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $47,671,200.
*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	30.5%	$334,381,351
Materials	29.6	325,274,455
Industrials	22.4	245,408,649
Health Care	17.5	192,611,782
	100.0%	$1,097,676,237

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$25,237,747	$—	$25,237,747
Brazil	16,921,057	17,880,776	—	34,801,833
Canada	65,250,782	—	—	65,250,782
Chile	33,687,765	—	—	33,687,765
China	—	49,442,195	—	49,442,195
Denmark	—	12,599,848	—	12,599,848
Germany	—	87,260,151	—	87,260,151
Indonesia	—	3,066,017	—	3,066,017
Israel	9,663,147	—	—	9,663,147
Japan	—	47,628,398	—	47,628,398
Malaysia	6,397,100	19,938,717	—	26,335,817
Netherlands	—	6,583,291	—	6,583,291
Norway	—	35,475,560	—	35,475,560
Russia	—	—	0	0
Singapore	—	8,671,220	—	8,671,220
Switzerland	—	10,085,083	—	10,085,083
Taiwan	—	4,955,265	—	4,955,265
Thailand	—	7,894,125	—	7,894,125
United Kingdom	43,533,374	4,094,872	—	47,628,246
United States	581,409,747	—	—	581,409,747
Money Market Fund	47,253,786	—	—	47,253,786
Total Investments	$804,116,758	$340,813,265	$0	$1,144,930,023

See Notes to Financial Statements

8

VANECK FUTURE OF FOOD ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.8%
Brazil: 1.9%
Yara International ASA (NOK)	1,847	$65,380
Canada: 5.1%
Maple Leaf Foods, Inc.	2,200	43,027
Nutrien Ltd. (USD)	2,280	134,634
		177,661
China: 1.7%
Vitasoy International Holdings Ltd. (HKD)	48,000	59,829
Denmark: 4.2%
Novozymes A/S	3,091	144,195
France: 2.9%
Danone SA	1,628	99,751
Germany: 3.2%
Symrise AG	1,052	110,285
Ireland: 3.4%
Kerry Group Plc	1,228	118,655
Isle of Man: 0.3%
Agronomics Ltd. *	76,708	10,142
Japan: 2.0%
Kubota Corp.	4,800	70,150
Mexico: 4.0%
Orbia Advance Corp. SAB de CV	64,280	138,226
Netherlands: 0.7%
Corbion NV	1,060	25,313
Norway: 0.2%
Atlantic Sapphire ASA * †	10,900	6,653
Philippines: 0.6%
Monde Nissin Corp. 144A	147,600	21,457
Sweden: 3.0%
Oatly Group AB (ADR) * †	50,452	103,427
Switzerland: 9.4%
Bucher Industries AG	216	95,631
Givaudan SA	40	132,737
	Number of Shares	Value
Switzerland (continued)
Nestle SA	768	$92,425
		320,793
United States: 53.2%
AppHarvest, Inc. *	39,524	14,624
Archer-Daniels-Midland Co.	1,156	87,347
Balchem Corp.	308	41,521
Ball Corp.	1,844	107,339
Benson Hill, Inc. * †	14,124	18,361
Berry Global Group, Inc.	696	44,781
Beyond Meat, Inc. * †	1,589	20,625
Bunge Ltd.	1,652	155,866
Conagra Brands, Inc.	1,584	53,412
Corteva, Inc.	3,295	188,804
Deere & Co.	500	202,595
FMC Corp.	1,457	152,023
Ingredion, Inc.	2,044	216,563
International Flavors & Fragrances, Inc.	1,016	80,863
John Bean Technologies Corp.	532	64,532
Kellogg Co.	780	52,572
Lindsay Corp.	664	79,242
Local Bounti Corp. *	427	1,161
Titan International, Inc. *	3,380	38,802
Trimble, Inc. *	1,732	91,692
Valmont Industries, Inc.	408	118,749
		1,831,474
Total Common Stocks (Cost: $4,121,540)		3,303,391

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.8%
Money Market Fund: 3.8% (Cost: $129,532)
State Street Navigator Securities Lending Government Money Market Portfolio	129,532	129,532
Total Investments: 99.6% (Cost: $4,251,072)		3,432,923
Other assets less liabilities: 0.4%		12,557
NET ASSETS: 100.0%		$3,445,480

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $140,439.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $21,457, or 0.6% of net assets.

See Notes to Financial Statements

9

VANECK FUTURE OF FOOD ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Materials	41.3%	$1,366,101
Consumer Staples	35.3	1,165,756
Industrials	20.3	669,700
Information Technology	2.8	91,692
Financials	0.3	10,142
	100.0%	$3,303,391

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$—	$65,380	$—	$65,380
Canada	177,661	—	—	177,661
China	—	59,829	—	59,829
Denmark	—	144,195	—	144,195
France	—	99,751	—	99,751
Germany	—	110,285	—	110,285
Ireland	—	118,655	—	118,655
Isle of Man	10,142	—	—	10,142
Japan	—	70,150	—	70,150
Mexico	138,226	—	—	138,226
Netherlands	—	25,313	—	25,313
Norway	—	6,653	—	6,653
Philippines	—	21,457	—	21,457
Sweden	103,427	—	—	103,427
Switzerland	—	320,793	—	320,793
United States	1,831,474	—	—	1,831,474
Money Market Fund	129,532	—	—	129,532
Total Investments	$2,390,462	$1,042,461	$—	$3,432,923

See Notes to Financial Statements

10

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 15.0%
Capricorn Metals Ltd. * ‡	19,801,508	$53,740,413
Emerald Resources NL * † ‡	31,420,095	43,021,088
Evolution Mining Ltd. † ‡	96,649,234	210,265,036
Gold Road Resources Ltd. † ‡	56,799,887	56,862,082
Newcrest Mining Ltd.	34,728,519	619,036,381
Northern Star Resources Ltd. † ‡	60,580,647	493,172,045
OceanaGold Corp. (CAD) ‡	37,257,384	73,487,075
Perseus Mining Ltd. ‡	72,051,096	79,979,786
Ramelius Resources Ltd. ‡	51,931,829	44,125,000
Regis Resources Ltd. † ‡	39,766,727	48,987,882
Silver Lake Resources Ltd. * † ‡	48,969,075	31,905,452
West African Resources Ltd. * ‡	53,911,234	31,472,069
		1,786,054,309
Brazil: 6.0%
Wheaton Precious Metals Corp. (USD) †	16,444,118	710,714,780
Burkina Faso: 0.6%
IAMGOLD Corp. (USD) * † ‡	25,227,313	66,347,833
Canada: 42.6%
Agnico Eagle Mines Ltd. (USD) †	17,951,432	897,212,571
Alamos Gold, Inc. (USD) ‡	20,862,068	248,675,851
Aya Gold & Silver, Inc. * † ‡	6,127,970	39,317,185
B2Gold Corp. (USD) ‡	68,200,130	243,474,464
Barrick Gold Corp. (USD)	63,742,241	1,079,156,140
Dundee Precious Metals, Inc. ‡	9,932,776	65,680,552
Endeavour Silver Corp. (USD) * ‡	10,074,560	29,115,478
Equinox Gold Corp. (USD) * † ‡	16,440,340	75,296,757
First Majestic Silver Corp. (USD) † ‡	14,451,726	81,652,252
Fortuna Silver Mines, Inc. (USD) * † ‡	15,288,118	49,533,502
Franco-Nevada Corp. (USD)	6,968,308	993,680,721
K92 Mining, Inc. * ‡	12,271,755	53,325,215
Kinross Gold Corp. (USD) ‡	64,654,197	308,400,520
MAG Silver Corp. (USD) * ‡	5,429,295	60,482,346
New Gold, Inc. (USD) * ‡	35,978,593	38,856,881
Osisko Gold Royalties Ltd. (USD) † ‡	9,729,339	149,539,941
Pan American Silver Corp. (USD) † ‡	19,194,835	279,860,694
Sandstorm Gold Ltd. (USD) ‡	15,783,834	80,813,230
SilverCrest Metals, Inc. (USD) * † ‡	7,754,615	45,442,044
SSR Mining, Inc. (USD) † ‡	10,877,233	154,239,164
Torex Gold Resources, Inc. * ‡	4,521,298	64,304,424
Wesdome Gold Mines Ltd. * ‡	7,504,718	39,132,858
		5,077,192,790
	Number of Shares	Value
China: 5.2%
Zhaojin Mining Industry Co. Ltd. (HKD) † ‡	137,429,500	$173,395,042
Zijin Mining Group Co. Ltd. (HKD) ‡	302,166,000	447,437,415
		620,832,457
Egypt: 0.6%
Centamin Plc (GBP) ‡	61,014,148	70,866,905
Kyrgyzstan: 0.6%
Centerra Gold, Inc. (CAD) ‡	11,518,793	69,117,111
Peru: 0.8%
Cia de Minas Buenaventura SAA (ADR) ‡	13,363,056	98,218,462
South Africa: 5.7%
DRDGOLD Ltd. (ADR) † ‡	4,553,709	48,360,390
Gold Fields Ltd. (ADR) †	35,916,718	496,728,210
Harmony Gold Mining Co. Ltd. (ADR) ‡	32,553,506	136,724,725
		681,813,325
Tanzania: 3.9%
AngloGold Ashanti Ltd. (ADR) ‡	22,100,618	466,102,034
Turkey: 0.8%
Eldorado Gold Corp. (USD) * †	9,737,942	98,353,214
United Kingdom: 2.6%
Endeavour Mining Plc (CAD) † ‡	13,022,418	312,459,302
United States: 15.5%
Coeur Mining, Inc. * ‡	17,544,352	49,825,960
Hecla Mining Co. ‡	32,267,704	166,178,675
Newmont Corp.	28,858,755	1,231,114,488
Royal Gold, Inc. ‡	3,459,210	397,048,124
		1,844,167,247
Total Common Stocks (Cost: $12,147,070,815)		11,902,239,769

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Money Market Fund: 0.4% (Cost: $44,964,475)
State Street Navigator Securities Lending Government Money Market Portfolio	44,964,475	44,964,475
Total Investments: 100.3% (Cost: $12,192,035,290)		11,947,204,244
Liabilities in excess of other assets: (0.3)%		(38,148,873)
NET ASSETS: 100.0%		$11,909,055,371

See Notes to Financial Statements

11

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $80,701,201.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	93.7%	$11,150,657,592
Silver	5.9	706,140,133
Precious Metals & Minerals	0.4	45,442,044
	100.0%	$11,902,239,769

See Notes to Financial Statements

12

Transactions in securities of affiliates for the period ended June 30, 2023 were as follows:

	Value 12/31/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2023
Alamos Gold, Inc.	$205,708,403	$55,235,509	$(51,045,273)	$20,709,661	$1,054,026	$18,067,551	$248,675,851
AngloGold Ashanti Ltd.	421,250,192	108,757,549	(108,027,976)	29,374,936	3,827,955	14,747,333	466,102,034
Aya Gold & Silver, Inc.	36,219,878	11,389,671	(6,627,502)	241,192	–	(1,906,054)	39,317,185
B2Gold Corp.	198,829,515	84,954,589	(38,618,761)	7,113,028	4,620,228	(8,803,907)	243,474,464
Capricorn Metals Ltd.	60,639,778	14,134,420	(12,488,059)	2,274,909	–	(10,820,635)	53,740,413
Centamin Plc	81,495,953	17,973,292	(16,286,465)	(224,126)	1,625,806	(12,091,749)	70,866,905
Centerra Gold, Inc.	59,014,494	17,206,757	(16,437,166)	1,085,516	1,216,311	8,247,509	69,117,110
Cia de Minas Buenaventura SAA	97,965,488	25,467,967	(21,931,597)	(3,478,253)	1,063,546	194,857	98,218,462
Coeur Mining, Inc.	48,923,959	18,585,556	(9,332,318)	568,211	–	(8,919,448)	49,825,960
DRDGOLD Ltd.	33,159,785	9,111,141	(9,947,127)	2,234,808	470,560	13,801,783	48,360,390
Dundee Precious Metals, Inc.	47,434,105	16,002,805	(15,323,494)	4,461,974	838,264	13,105,162	65,680,552
Eldorado Gold Corp.	80,041,390	22,208,223	(20,927,328)	2,819,259	–	14,211,670	–(a)
Emerald Resources NL	–	47,096,535	(613,481)	(56,697)	–	(3,405,269)	43,021,088
Endeavour Mining Plc	272,623,252	70,783,181	(68,644,192)	12,873,298	5,310,831	24,823,763	312,459,302
Endeavour Silver Corp.	31,843,407	8,041,860	(6,946,885)	(700,123)	–	(3,122,781)	29,115,478
Equinox Gold Corp.	51,858,919	17,549,874	(14,609,137)	(133,251)	–	20,630,352	75,296,757
Evolution Mining Ltd.	193,675,761	43,087,653	(46,279,157)	5,655,329	1,285,644	14,125,450	210,265,036
First Majestic Silver Corp.	113,580,650	24,693,007	(16,638,675)	(1,926,147)	159,827	(38,056,583)	81,652,252
Fortuna Silver Mines, Inc.	56,398,523	12,568,612	(11,375,168)	195,799	–	(8,254,264)	49,533,502
Gold Fields Ltd.	478,159,484	130,777,059	(302,857,598)	97,215,815	11,080,607	93,433,450	–(a)
Gold Road Resources Ltd.	64,292,600	14,232,397	(13,906,971)	2,664,584	189,172	(10,420,528)	56,862,082
Harmony Gold Mining Co. Ltd.	108,915,631	28,871,682	(28,806,314)	3,923,661	–	23,820,065	136,724,725
Hecla Mining Co.	174,714,054	42,958,010	(37,460,855)	8,458,541	414,476	(22,491,075)	166,178,675
IAMGOLD Corp.	64,050,910	15,039,975	(14,800,983)	848,961	–	1,208,970	66,347,833
K92 Mining, Inc.	68,361,763	16,461,460	(13,254,971)	(2,122,584)	–	(16,120,453)	53,325,215
Kinross Gold Corp.	266,228,145	65,980,474	(73,088,833)	718,489	4,051,420	48,562,245	308,400,520
MAG Silver Corp.	–	67,874,067	(866,621)	(87,481)	–	(6,437,619)	60,482,346
New Gold, Inc.	34,655,550	8,192,151	(8,535,505)	402,614	–	4,142,071	38,856,881
Northern Star Resources Ltd.	447,846,466	105,467,582	(112,295,685)	23,199,237	4,441,080	28,954,445	493,172,045
OceanaGold Corp.	69,497,545	19,231,684	(16,649,385)	180,346	369,863	1,226,885	73,487,075
Osisko Gold Royalties Ltd.	115,363,105	32,816,882	(30,777,001)	6,358,660	881,294	25,778,295	149,539,941
Pan American Silver Corp.	178,290,511	212,007,075	(55,646,563)	(8,467,155)	3,253,561	(46,323,174)	279,860,694
Perseus Mining Ltd.	101,580,825	24,331,426	(21,214,483)	8,108,481	504,810	(32,826,463)	79,979,786
Ramelius Resources Ltd.	–	52,413,868	(651,038)	(61,865)	–	(7,575,965)	44,125,000
Regis Resources Ltd.	54,855,943	11,729,456	(11,525,993)	(1,554,096)	–	(4,517,428)	48,987,882
Royal Gold, Inc.	383,500,042	100,941,083	(92,103,985)	18,063,431	2,730,272	(13,352,447)	397,048,124

See Notes to Financial Statements

13

VANECK GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in securities of affiliates for the period ended June 30, 2023 were as follows: (continued)

	Value 12/31/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2023
Sandstorm Gold Ltd.	81,298,870	20,753,024	(17,858,006)	(1,402,277)	494,571	(1,978,381)	80,813,230
Silver Lake Resources Ltd.	39,070,300	8,750,988	(7,949,881)	(1,382,081)	–	(6,583,874)	31,905,452
SilverCrest Metals, Inc.	45,623,274	11,568,558	(9,970,721)	(363,404)	–	(1,415,663)	45,442,044
SSR Mining, Inc.	167,794,658	37,633,572	(34,471,615)	2,592,059	1,574,653	(19,309,510)	154,239,164
Torex Gold Resources, Inc.	51,060,705	15,372,815	(14,165,226)	3,024,421	–	9,011,709	64,304,424
Wesdome Gold Mines Ltd.	40,768,741	9,343,429	(8,782,584)	(1,640,811)	–	(555,917)	39,132,858
West African Resources Ltd.	42,653,378	8,530,386	(7,399,131)	(763,962)	–	(11,548,602)	31,472,069
Yamana Gold, Inc.	276,431,736	58,355,514	(351,105,117)	61,096,866	1,095	(44,778,999)	–
Zhaojin Mining Industry Co. Ltd.	149,510,918	40,514,953	(40,675,265)	10,413,117	827,660	13,631,319	173,395,042
Zijin Mining Group Co. Ltd.	399,648,130	111,465,577	(104,445,076)	64,512,462	9,131,056	(23,743,678)	447,437,415
	$5,994,836,736	$1,896,463,348	$(1,923,365,167)	$377,025,352	$61,418,588	$26,364,418	$5,776,243,263

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$73,487,075	$1,712,567,234	$—	$1,786,054,309
Brazil	710,714,780	—	—	710,714,780
Burkina Faso	66,347,833	—	—	66,347,833
Canada	5,077,192,790	—	—	5,077,192,790
China	—	620,832,457	—	620,832,457
Egypt	—	70,866,905	—	70,866,905
Kyrgyzstan	69,117,111	—	—	69,117,111
Peru	98,218,462	—	—	98,218,462
South Africa	681,813,325	—	—	681,813,325
Tanzania	466,102,034	—	—	466,102,034
Turkey	98,353,214	—	—	98,353,214
United Kingdom	312,459,302	—	—	312,459,302
United States	1,844,167,247	—	—	1,844,167,247
Money Market Fund	44,964,475	—	—	44,964,475
Total Investments	$9,542,937,648	$2,404,266,596	$—	$11,947,204,244

See Notes to Financial Statements

14

VANECK GREEN METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 18.3%
Allkem Ltd. *	50,486	$542,521
Glencore Plc (GBP)	360,765	2,047,669
IGO Ltd.	37,632	383,813
Iluka Resources Ltd.	22,606	168,199
Liontown Resources Ltd. *	157,540	299,780
Lynas Rare Earths Ltd. *	73,934	339,482
Pilbara Minerals Ltd.	209,599	688,364
		4,469,828
Canada: 8.8%
Hudbay Minerals, Inc. (USD)	15,892	76,282
Ivanhoe Mines Ltd. *	37,952	347,039
Lithium Americas Corp. (USD) * †	9,271	187,367
Teck Resources Ltd. (USD)	36,250	1,526,125
		2,136,813
Chile: 1.5%
Lundin Mining Corp. (CAD)	48,112	377,406
China: 23.3%
Beijing Easpring Material Technology Co. Ltd.	28,200	196,210
Chengxin Lithium Group Co. Ltd.	60,700	266,584
China Northern Rare Earth Group High-Tech Co. Ltd.	176,568	583,350
China Rare Earth Resources And Technology Co. Ltd.	49,600	202,220
Ganfeng Lithium Group Co. Ltd.	76,320	642,538
GEM Co. Ltd. *	372,000	354,303
Jiangxi Copper Co. Ltd.	43,703	114,479
MMG Ltd. (HKD) *	232,000	67,702
Mongolia Xingye Silver&Tin Mining Co. Ltd. *	83,600	102,401
Nanjing Hanrui Cobalt Co. Ltd.	18,500	82,669
Ningbo Shanshan Co. Ltd.	108,700	226,692
Shenghe Resources Holding Co. Ltd. *	109,300	193,852
Tianqi Lithium Corp.	93,200	899,261
Tongling Nonferrous Metals Group Co. Ltd.	558,600	222,748
Western Mining Co. Ltd.	140,500	203,514
Youngy Co. Ltd.	16,800	154,766
Yunnan Chihong Zinc&Germanium Co. Ltd.	265,900	183,901
Yunnan Copper Co. Ltd.	114,800	175,183
Yunnan Tin Co. Ltd.	77,600	166,437
Zhejiang Huayou Cobalt Co. Ltd.	103,730	656,435
		5,695,245
Germany: 0.9%
Aurubis AG	2,651	227,577
Japan: 3.0%
Mitsubishi Materials Corp.	7,600	136,599
	Number of Shares	Value
Japan (continued)
Sumitomo Metal Mining Co. Ltd.	17,900	$576,891
		713,490
Liechtenstein: 2.5%
Antofagasta Plc (GBP)	32,384	602,868
Mexico: 7.3%
Grupo Mexico SAB de CV	262,300	1,260,380
Southern Copper Corp. (USD)	7,163	513,874
		1,774,254
Poland: 1.1%
KGHM Polska Miedz SA	9,602	266,068
Russia: 0.0%
MMC Norilsk Nickel PJSC * ∞	4,405	0
MMC Norilsk Nickel PJSC (ADR) * ∞	2	0
		0
South Africa: 10.6%
Anglo American Platinum Ltd.	4,654	209,597
Anglo American Plc (GBP)	56,174	1,601,172
Impala Platinum Holdings Ltd.	55,990	371,624
Northam Platinum Holdings Ltd. *	15,358	102,011
Sibanye Stillwater Ltd. (ADR) †	45,894	286,379
		2,570,783
Sweden: 2.7%
Boliden AB	23,037	666,584
United States: 16.8%
Albemarle Corp.	6,734	1,502,288
Freeport-McMoRan, Inc.	52,296	2,091,839
Livent Corp. * †	11,048	303,047
MP Materials Corp. * †	8,079	184,848
		4,082,022
Zambia: 3.1%
First Quantum Minerals Ltd. (CAD)	32,081	759,810
Total Common Stocks (Cost: $29,784,565)		24,342,748

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.6%
Money Market Fund: 1.6% (Cost: $384,877)
State Street Navigator Securities Lending Government Money Market Portfolio	384,877	384,877
Total Investments: 101.5% (Cost: $30,169,442)		24,727,625
Liabilities in excess of other assets: (1.5)%		(366,238)
NET ASSETS: 100.0%		$24,361,387

See Notes to Financial Statements

15

VANECK GREEN METALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $830,302.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	57.5%	$13,984,665
Copper	22.0	5,351,853
Specialty Chemicals	15.7	3,840,410
Precious Metals & Minerals	4.0	969,610
Electrical Components & Equipment	0.8	196,210
	100.0%	$24,342,748

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$4,469,828	$—	$4,469,828
Canada	2,136,813	—	—	2,136,813
Chile	377,406	—	—	377,406
China	—	5,695,245	—	5,695,245
Germany	—	227,577	—	227,577
Japan	—	713,490	—	713,490
Liechtenstein	—	602,868	—	602,868
Mexico	1,774,254	—	—	1,774,254
Poland	—	266,068	—	266,068
Russia	—	—	0	0
South Africa	388,390	2,182,393	—	2,570,783
Sweden	—	666,584	—	666,584
United States	4,082,022	—	—	4,082,022
Zambia	759,810	—	—	759,810
Money Market Fund	384,877	—	—	384,877
Total Investments	$9,903,572	$14,824,053	$0	$24,727,625

See Notes to Financial Statements

16

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 16.4%
Alkane Resources Ltd. * †	19,646,352	$9,299,176
Aurelia Metals Ltd. * †	46,673,620	2,924,552
Australian Strategic Materials Ltd. *	1	1
Bellevue Gold Ltd. * †	33,270,696	28,440,758
Capricorn Metals Ltd. *	14,180,381	38,484,924
De Grey Mining Ltd. *	53,857,363	48,766,426
Evolution Mining Ltd.	59,928,410	130,377,125
Firefinch Ltd. * †∞	54,133,739	1,621,535
Gold Road Resources Ltd.	44,148,199	44,196,541
Kingsgate Consolidated Ltd. * †	11,855,939	11,948,172
OceanaGold Corp. (CAD)	26,064,325	51,409,702
Perseus Mining Ltd.	53,485,410	59,371,083
Ramelius Resources Ltd. †	42,554,215	36,157,108
Red 5 Ltd. * †	119,345,758	15,281,083
Regis Resources Ltd.	27,783,460	34,225,921
Resolute Mining Ltd. * †	80,301,811	21,096,310
Silver Lake Resources Ltd. *	33,785,093	22,012,437
Silver Mines Ltd. * †	61,366,015	7,421,358
St Barbara Ltd. * †	27,417,993	8,899,266
Tietto Minerals Ltd. *	37,017,445	11,526,212
West African Resources Ltd. *	36,723,994	21,438,576
Westgold Resources Ltd. *	16,556,961	16,056,182
		620,954,448
Burkina Faso: 1.1%
IAMGOLD Corp. (USD) *	15,926,187	41,885,872
Canada: 57.5%
Alamos Gold, Inc. (USD) ‡	21,096,142	251,466,013
Americas Gold & Silver Corp. (USD) * †	9,756,425	3,444,018
Archer Exploration Corp. *	1,075,827	126,018
Aris Mining Corp. †	5,477,164	13,203,970
Arizona Metals Corp. * †	5,027,843	11,550,835
Artemis Gold, Inc. * †	6,454,730	23,218,980
Aya Gold & Silver, Inc. * †	4,441,115	28,494,288
B2Gold Corp. (USD)	52,912,992	188,899,381
Calibre Mining Corp. * †	14,086,732	14,797,323
Dakota Gold Corp. (USD) *	2,667,495	7,789,085
Discovery Silver Corp. * †	11,812,230	7,319,878
Dundee Precious Metals, Inc.	5,495,270	36,337,512
Endeavour Silver Corp. (USD) * †	7,927,893	22,911,611
Equinox Gold Corp. (USD) * †	10,643,996	48,749,502
Filo Corp. * †	3,643,274	71,062,083
First Majestic Silver Corp. (USD) †	11,524,317	65,112,391
Fortuna Silver Mines, Inc. (USD) * †	12,041,895	39,015,740
Gatos Silver, Inc. (USD) * †	1,558,834	5,892,393
Gold Royalty Corp. (USD) †	4,917,702	8,704,333
GoldMining, Inc. (USD) * †	7,359,798	6,631,914
i-80 Gold Corp. * †	7,772,849	17,504,697
K92 Mining, Inc. * †	8,593,361	37,341,263
Karora Resources, Inc. * †	6,742,393	20,636,079
	Number of Shares	Value
Canada (continued)
Kinross Gold Corp. (USD)	59,262,550	$282,682,363
Liberty Gold Corp. * †	11,599,216	3,813,081
Lundin Gold, Inc. †	3,927,439	47,043,195
MAG Silver Corp. (USD) * †	3,076,368	34,270,740
Marathon Gold Corp. * †	13,657,461	8,360,131
McEwen Mining, Inc. (USD) * †	1,810,688	13,018,847
Metalla Royalty & Streaming Ltd. (USD) * †	2,416,382	10,487,098
New Found Gold Corp. * †	4,049,765	20,168,488
New Gold, Inc. (USD) * †	23,584,577	25,471,343
New Pacific Metals Corp. * †	4,050,642	8,785,447
Novagold Resources, Inc. (USD) *	7,528,461	30,038,559
Orla Mining Ltd. * †	8,777,605	36,881,529
Osisko Gold Royalties Ltd. (USD) †	5,864,441	90,136,458
Osisko Mining, Inc. * †	12,367,208	30,094,396
Pan American Silver Corp. (USD) †	15,553,317	226,767,362
Prime Mining Corp. * †	3,839,711	5,194,092
Sandstorm Gold Ltd. (USD) †	10,168,577	52,063,114
Seabridge Gold, Inc. (USD) * †	3,073,978	37,041,435
Silvercorp Metals, Inc. (USD) †	7,650,325	21,573,916
SilverCrest Metals, Inc. (USD) * †	5,350,098	31,351,574
Skeena Resources Ltd. * †	2,959,225	14,290,155
SSR Mining, Inc. (USD)	7,165,895	101,612,391
Sulliden Mining Capital, Inc. *	1,689,990	31,929
Torex Gold Resources, Inc. *	2,765,364	39,330,550
Triple Flag Precious Metals Corp. (USD)	3,047,721	41,997,595
Victoria Gold Corp. * †	1,622,019	9,463,054
Wesdome Gold Mines Ltd. * †	5,157,224	26,892,005
		2,179,070,154
China: 1.6%
Real Gold Mining Ltd. (HKD) *∞	19,287,400	0
Zhaojin Mining Industry Co. Ltd. (HKD)	46,812,700	59,063,668
		59,063,668
Egypt: 1.2%
Centamin Plc (GBP)	38,365,229	44,560,567
Indonesia: 0.9%
Bumi Resources Minerals Tbk PT *	3,717,377,800	33,721,086
Jersey, Channel Islands: 0.2%
Caledonia Mining Corp. Plc (USD)	582,519	6,768,871
Kyrgyzstan: 1.1%
Centerra Gold, Inc. (CAD) †	6,843,938	41,066,214

See Notes to Financial Statements

17

VANECK JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Mexico: 3.6%
GoGold Resources, Inc. (CAD) * †	13,647,029	$15,676,164
Industrias Penoles SAB de CV * †	8,592,863	120,461,914
		136,138,078
Peru: 1.9%
Cia de Minas Buenaventura SAA (ADR)	8,218,767	60,407,937
Hochschild Mining Plc (GBP)	14,671,567	13,238,237
		73,646,174
South Africa: 2.1%
DRDGOLD Ltd. (ADR) †	954,456	10,136,323
Harmony Gold Mining Co. Ltd. (ADR)	16,204,975	68,060,895
		78,197,218
Turkey: 2.7%
Eldorado Gold Corp. (USD) * †	5,766,293	58,239,560
Koza Altin Isletmeleri AS	44,192,123	42,305,453
		100,545,013
United Kingdom: 5.8%
Endeavour Mining Plc	8,435,470	202,798,763
Greatland Gold Plc * †	200,504,075	18,353,592
		221,152,355
	Number of Shares	Value
United States: 3.8%
Argonaut Gold, Inc. (CAD) * †	29,810,025	$11,939,780
Aura Minerals, Inc. (BRL) (BDR)	1,514,880	10,092,919
Coeur Mining, Inc. * †	10,723,169	30,453,800
Hecla Mining Co.	17,753,260	91,429,289
		143,915,788
Total Common Stocks (Cost: $4,430,278,308)		3,780,685,506

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.2%
Money Market Fund: 2.2% (Cost: $83,919,759)
State Street Navigator Securities Lending Government Money Market Portfolio	83,919,759	83,919,759
Total Investments: 102.1% (Cost: $4,514,198,067)		3,864,605,265
Liabilities in excess of other assets: (2.1)%		(78,134,669)
NET ASSETS: 100.0%		$3,786,470,596

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $202,070,631.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gold	77.1%	$2,915,659,729
Silver	15.2	574,670,577
Precious Metals & Minerals	4.3	162,332,515
Diversified Metals & Mining	3.4	128,022,685
	100.0%	$3,780,685,506

See Notes to Financial Statements

18

Transactions in securities of affiliates for the period ended June 30, 2023 were as follows:

	Value 12/31/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2023
Alamos Gold, Inc.	$–(a)	$85,817,363	$(17,711,215)	$5,798,725	$778,457	$19,977,712	$251,466,013

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$51,409,702	$567,923,211	$1,621,535	$620,954,448
Burkina Faso	41,885,872	—	—	41,885,872
Canada	2,179,070,154	—	—	2,179,070,154
China	—	59,063,668	—	59,063,668
Egypt	—	44,560,567	—	44,560,567
Indonesia	33,721,086	—	—	33,721,086
Jersey, Channel Islands	6,768,871	—	—	6,768,871
Kyrgyzstan	41,066,214	—	—	41,066,214
Mexico	136,138,078	—	—	136,138,078
Peru	60,407,937	13,238,237	—	73,646,174
South Africa	78,197,218	—	—	78,197,218
Turkey	58,239,560	42,305,453	—	100,545,013
United Kingdom	18,353,592	202,798,763	—	221,152,355
United States	143,915,788	—	—	143,915,788
Money Market Fund	83,919,759	—	—	83,919,759
Total Investments	$2,933,093,831	$929,889,899	$1,621,535	$3,864,605,265

See Notes to Financial Statements

19

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Austria: 0.5%
Verbund AG	12,433	$997,263
Brazil: 1.7%
Centrais Eletricas Brasileiras SA (ADR)†	241,534	1,997,486
Cia Energetica de Minas Gerais (ADR) †	433,755	1,140,776
Cia Paranaense de Energia (ADR)	29,826	256,802
		3,395,064
Canada: 2.4%
Ballard Power Systems, Inc. (USD) * †	90,665	395,300
Boralex, Inc. †	34,366	936,771
Canadian Solar, Inc. (USD) * †	17,645	682,685
Innergex Renewable Energy, Inc. †	51,023	475,816
Northland Power, Inc.	96,945	2,024,251
TransAlta Renewables, Inc. †	41,031	352,868
		4,867,691
Chile: 0.5%
Enel Americas SA*	7,422,529	990,010
China: 17.2%
BYD Co. Ltd. (HKD)	303,500	9,730,872
China Everbright Environment Group Ltd. (HKD)	1,228,000	485,346
China Longyuan Power Group Corp. Ltd. (HKD)	680,000	702,301
Daqo New Energy Corp. (ADR) *	22,275	884,318
GCL Technology Holdings Ltd. (HKD) †	7,285,000	1,691,122
JinkoSolar Holding Co. Ltd. (ADR) * †	11,877	527,101
Li Auto, Inc. (ADR) *	232,576	8,163,418
NIO, Inc. (ADR) *	544,322	5,274,480
Xinyi Solar Holdings Ltd. (HKD)	2,122,000	2,463,445
XPeng, Inc. (ADR) *	214,501	2,878,603
Zhejiang Leapmotor Technologies Ltd. (HKD) 144A * †	311,900	1,848,492
		34,649,498
Denmark: 8.6%
Orsted AS 144A	72,714	6,892,089
ROCKWOOL International A/S	2,953	763,515
Vestas Wind Systems A/S *	361,677	9,614,123
		17,269,727
France: 0.4%
Neoen SA 144A	27,470	870,658
Germany: 0.7%
Encavis AG *	43,328	711,577
Nordex SE * †	53,623	652,019
		1,363,596
	Number of Shares	Value
Ireland: 1.5%
Kingspan Group Plc	44,458	$2,958,752
Italy: 6.9%
Enel SpA	1,976,955	13,327,024
ERG SpA	21,379	630,408
		13,957,432
Japan: 0.4%
Horiba Ltd.†	14,184	814,428
New Zealand: 2.0%
Contact Energy Ltd.	283,621	1,409,210
Mercury NZ Ltd.	245,206	978,395
Meridian Energy Ltd.	466,672	1,604,275
		3,991,880
Norway: 0.2%
NEL ASA *	391,879	461,297
Portugal: 1.0%
EDP Renovaveis SA *	98,399	1,965,995
South Korea: 5.9%
Hanwha Solutions Corp. *	35,018	1,129,253
Samsung SDI Co. Ltd.	20,838	10,640,599
		11,769,852
Spain: 8.3%
Acciona SA †	9,489	1,610,843
Atlantica Sustainable Infrastructure Plc (USD)	25,895	606,979
Iberdrola SA	1,110,123	14,494,221
		16,712,043
Sweden: 2.6%
Nibe Industrier AB	541,407	5,140,288
Switzerland: 0.4%
Landis+Gyr Group AG	8,223	707,545
Taiwan: 0.3%
Simplo Technology Co. Ltd.	62,000	655,757
Thailand: 0.5%
Energy Absolute PCL (NVDR)	688,200	1,108,237
United Kingdom: 1.1%
Drax Group Plc	123,888	913,837
Johnson Matthey Plc	58,528	1,300,686
		2,214,523
United States: 36.9%
Array Technologies, Inc. *	40,589	917,311
Badger Meter, Inc.	7,212	1,064,203
Bloom Energy Corp. * †	48,187	787,857
Brookfield Renewable Corp.	43,031	1,356,337
ChargePoint Holdings, Inc. * †	96,411	847,453
EnerSys	12,265	1,330,998
Enphase Energy, Inc. *	41,088	6,881,418
First Solar, Inc. *	31,617	6,010,075
Fisker, Inc. * †	57,812	326,060
FuelCell Energy, Inc. * †	126,324	272,860
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	30,410	760,250
Installed Building Products, Inc.	6,114	856,938

See Notes to Financial Statements

20

	Number of Shares	Value
United States (continued)
Lucid Group, Inc. * †	293,267	$2,020,610
NextEra Energy, Inc.	211,180	15,669,556
Ormat Technologies, Inc. †	13,999	1,126,360
Owens Corning	26,324	3,435,282
Plug Power, Inc. * †	168,509	1,750,808
QuantumScape Corp. * †	107,735	860,803
Rivian Automotive, Inc. * †	175,446	2,922,930
SolarEdge Technologies, Inc. *	19,492	5,244,323
Sunnova Energy International, Inc. * †	21,903	401,044
Sunrun, Inc. *	58,843	1,050,936
Tesla, Inc. *	69,748	18,257,934
		74,152,346
Total Common Stocks (Cost: $222,263,656)		201,013,882
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.5%
Money Market Fund: 5.5% (Cost: $11,021,593)
State Street Navigator Securities Lending Government Money Market Portfolio	11,021,593	$11,021,593
Total Investments: 105.5% (Cost: $233,285,249)		212,035,475
Liabilities in excess of other assets: (5.5)%		(11,134,037)
NET ASSETS: 100.0%		$200,901,438

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $20,519,016.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $9,611,239, or 4.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Utilities	37.6%	$75,551,389
Consumer Discretionary	26.4	53,141,140
Information Technology	19.0	38,267,018
Industrials	15.4	30,864,146
Materials	1.2	2,429,939
Financials	0.4	760,250
	100.0%	$201,013,882

See Notes to Financial Statements

21

VANECK LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$997,263	$—	$997,263
Brazil	3,395,064	—	—	3,395,064
Canada	4,867,691	—	—	4,867,691
Chile	990,010	—	—	990,010
China	17,727,920	16,921,578	—	34,649,498
Denmark	—	17,269,727	—	17,269,727
France	—	870,658	—	870,658
Germany	—	1,363,596	—	1,363,596
Ireland	—	2,958,752	—	2,958,752
Italy	—	13,957,432	—	13,957,432
Japan	—	814,428	—	814,428
New Zealand	—	3,991,880	—	3,991,880
Norway	—	461,297	—	461,297
Portugal	—	1,965,995	—	1,965,995
South Korea	—	11,769,852	—	11,769,852
Spain	606,979	16,105,064	—	16,712,043
Sweden	—	5,140,288	—	5,140,288
Switzerland	—	707,545	—	707,545
Taiwan	—	655,757	—	655,757
Thailand	—	1,108,237	—	1,108,237
United Kingdom	—	2,214,523	—	2,214,523
United States	74,152,346	—	—	74,152,346
Money Market Fund	11,021,593	—	—	11,021,593
Total Investments	$112,761,603	$99,273,872	$—	$212,035,475

See Notes to Financial Statements

22

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Argentina: 0.1%
YPF SA (ADR) * †	7,810	$116,291
Australia: 7.5%
Alumina Ltd. †	54,664	50,663
Ampol Ltd.	4,730	94,418
Bega Cheese Ltd. †	12,932	24,620
BHP Group Ltd.	118,611	3,563,001
BlueScope Steel Ltd.	10,682	146,904
Costa Group Holdings Ltd. †	21,739	39,531
Elders Ltd. †	8,681	38,109
Evolution Mining Ltd. †	33,610	73,120
Fortescue Metals Group Ltd. †	36,885	546,915
Glencore Plc (GBP)	160,975	913,680
GrainCorp Ltd. †	11,878	62,096
IGO Ltd. †	15,611	159,218
Inghams Group Ltd. †	18,612	32,565
Lynas Rare Earths Ltd.* †	21,729	99,773
Mineral Resources Ltd. †	3,873	185,349
Newcrest Mining Ltd.	16,619	296,234
Northern Star Resources Ltd. †	20,945	170,508
Nufarm Ltd.	17,794	60,544
Origin Energy Ltd.	34,005	190,983
Perseus Mining Ltd.	25,382	28,175
Pilbara Minerals Ltd. †	62,610	205,624
Rio Tinto Plc (GBP)	24,244	1,542,337
Santos Ltd.	61,406	307,014
South32 Ltd.	106,071	266,843
Washington H Soul Pattinson & Co. Ltd. †	4,568	96,901
Woodside Energy Group Ltd. †	37,658	870,435
Worley Ltd.	7,257	76,571
		10,142,131
Austria: 0.3%
Mayr Melnhof Karton AG	266	38,990
OMV AG	2,798	118,787
Verbund AG	1,159	92,964
voestalpine AG	2,619	94,100
		344,841
Brazil: 3.2%
Adecoagro SA (USD) †	6,065	56,768
BrasilAgro - Co. Brasileira de Propriedades Agricolas	2,950	14,989
BRF SA (ADR)* †	60,852	115,619
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (ADR)	7,051	83,484
Cia Siderurgica Nacional SA (ADR)	31,063	80,453
Cosan SA	23,800	88,115
CSN Mineracao SA	11,200	9,705
Engie Brasil Energia SA	1,800	17,049
Gerdau SA (ADR)	27,092	141,420
Minerva SA	15,050	33,164
Neoenergia SA	5,800	25,525
	Number of Shares	Value
Brazil (continued)
Petroleo Brasileiro SA (ADR)	73,902	$1,022,065
PRIO SA*	15,050	115,683
Sao Martinho SA	8,850	62,651
SLC Agricola SA	5,481	43,425
Suzano SA	23,550	215,875
Vale SA (ADR)	106,320	1,426,814
Wheaton Precious Metals Corp. (USD)	8,434	364,517
Yara International ASA (NOK)	9,221	326,405
		4,243,726
British Virgin Islands: 0.0%
Lee & Man Paper Manufacturing Ltd. (HKD)	36,300	12,083
Nine Dragons Paper Holdings Ltd. (HKD)	48,057	29,669
		41,752
Canada: 8.3%
Agnico Eagle Mines Ltd. (USD)	9,202	459,916
Alamos Gold, Inc.	7,332	87,436
Algonquin Power & Utilities Corp. †	7,097	58,728
AltaGas Ltd. †	5,548	99,786
ARC Resources Ltd.†	12,109	161,697
B2Gold Corp.	23,873	85,154
Ballard Power Systems, Inc. * †	2,494	10,932
Barrick Gold Corp. (USD)	32,516	550,496
Boralex, Inc. †	1,041	28,376
Cameco Corp. (USD) †	10,097	316,339
Canadian Natural Resources Ltd. (USD)	21,400	1,203,964
Canadian Solar, Inc. (USD) * †	526	20,351
Canadian Utilities Ltd.	2,381	61,736
Canfor Corp. * †	1,834	32,959
Cenovus Energy, Inc.	26,962	458,451
Emera, Inc. †	5,394	222,404
Enbridge, Inc. (USD)	40,154	1,491,721
Filo Corp.*	1,507	29,394
First Majestic Silver Corp. †	4,993	28,262
Franco-Nevada Corp.	3,552	506,823
Innergex Renewable Energy, Inc. †	1,561	14,557
Ivanhoe Mines Ltd. * †	13,270	121,343
Kinross Gold Corp. (USD)	22,665	108,112
Lundin Gold, Inc.	1,767	21,165
Maple Leaf Foods, Inc. †	4,171	81,576
Methanex Corp.	706	29,206
Northland Power, Inc.	2,580	53,871
Novagold Resources, Inc. (USD) *	4,262	17,005
Nutrien Ltd. (USD)	28,387	1,676,252
Osisko Gold Royalties Ltd. †	3,424	52,683
Pan American Silver Corp. (USD) †	6,785	98,925
Pembina Pipeline Corp.	10,922	343,776
Sandstorm Gold Ltd. †	4,614	23,676

See Notes to Financial Statements

23

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Canada (continued)
SSR Mining, Inc. (USD) †	3,825	$54,239
Stella-Jones, Inc.	1,858	95,789
Suncor Energy, Inc. (USD)	25,996	762,203
TC Energy Corp. (USD)	19,838	801,654
Teck Resources Ltd. (USD)	11,743	494,380
Tourmaline Oil Corp. †	6,301	297,229
TransAlta Renewables, Inc.	1,097	9,434
West Fraser Timber Co. Ltd. †	1,714	147,418
		11,219,418
Chile: 0.6%
Empresas CMPC SA	33,365	63,806
Empresas Copec SA	7,386	54,786
Hortifrut SA	14,490	23,691
Lundin Mining Corp. (CAD)	15,256	119,673
Sociedad Quimica y Minera de Chile SA (ADR)	8,113	589,166
		851,122
China: 1.8%
Aluminum Corp. of China Ltd. (HKD)	88,600	38,345
Angang Steel Co. Ltd. (HKD)	30,840	8,094
Beijing Enterprises Water Group Ltd. (HKD)	41,100	9,776
China Coal Energy Co. Ltd. (HKD)	38,600	28,740
China Gas Holdings Ltd. (HKD)	53,200	61,009
China Hongqiao Group Ltd. (HKD)	60,700	49,575
China Longyuan Power Group Corp. Ltd. (HKD)	34,829	35,971
China Petroleum & Chemical Corp. (HKD)	479,427	281,853
China Shenhua Energy Co. Ltd. (HKD)	66,891	204,980
CMOC Group Ltd. (HKD) †	84,600	44,538
ENN Energy Holdings Ltd. (HKD)	15,000	187,607
Hong Kong & China Gas Co. Ltd. (HKD)	215,705	186,784
Jiangxi Copper Co. Ltd. (HKD)	25,600	39,569
JinkoSolar Holding Co. Ltd. (ADR) * †	515	22,856
Kunlun Energy Co. Ltd. (HKD)	73,700	58,053
Maanshan Iron & Steel Co. Ltd. (HKD)†	32,900	5,814
PetroChina Co. Ltd. (HKD)	413,240	286,914
Power Assets Holdings Ltd. (HKD)	26,800	140,675
Shandong Gold Mining Co. Ltd. (HKD) 144A	12,950	23,801
United Tractors Tbk PT (IDR)	30,100	46,682
Wilmar International Ltd. (SGD)	100,064	281,704
Xinyi Solar Holdings Ltd. (HKD)	50,000	58,045
Yankuang Energy Group Co. Ltd. (HKD)†	27,800	79,811
	Number of Shares	Value
China (continued)
Zhaojin Mining Industry Co. Ltd. (HKD)	23,900	$30,155
Zijin Mining Group Co. Ltd. (HKD)	106,461	157,644
		2,368,995
Cyprus: 0.0%
Novolipetsk Steel PJSC (RUB) * ∞	26,910	0
Czech Republic: 0.1%
CEZ AS †	3,100	128,118
Denmark: 0.5%
Bakkafrost P/F (NOK)	2,824	169,252
Orsted AS 144A	1,942	184,070
Vestas Wind Systems A/S *	10,059	267,389
		620,711
Egypt: 0.0%
Abou Kir Fertilizers & Chemical Industries	17,228	24,985
Centamin Plc (GBP)	21,590	25,076
		50,061
Finland: 0.8%
Kemira Oyj	3,379	53,893
Metsa Board Oyj †	4,950	36,511
Neste Oyj	8,355	321,635
Stora Enso Oyj	17,736	205,735
UPM-Kymmene Oyj	16,277	484,914
		1,102,688
France: 2.2%
Aguas Andinas SA (CLP)	27,451	9,514
Eramet SA	190	17,375
Neoen SA 144A	807	25,578
TotalEnergies SE	45,717	2,623,886
Veolia Environnement SA	7,152	226,358
Voltalia SA *	340	5,409
		2,908,120
Germany: 3.1%
Aurubis AG	698	59,920
Bayer AG	55,803	3,088,411
E.ON SE	22,842	291,740
Encavis AG *	1,200	19,708
K+S AG	10,541	183,773
Nordex SE *	1,210	14,713
Siemens Energy AG *	9,767	172,667
SMA Solar Technology AG *	144	17,610
Suedzucker AG	3,417	60,876
Uniper SE * †	49,379	263,739
VERBIO Vereinigte BioEnergie AG	201	8,090
		4,181,247
Greece: 0.0%
Terna Energy SA	545	12,005
Hong Kong: 0.1%
China Resources Gas Group Ltd.	17,700	60,695
Hungary: 0.1%
MOL Hungarian Oil & Gas Plc	7,325	64,040

See Notes to Financial Statements

24

	Number of Shares	Value
India: 1.6%
Reliance Industries Ltd. (USD) 144A (GDR)	33,920	$2,112,362
Indonesia: 0.2%
Adaro Energy Indonesia Tbk PT	258,700	38,502
Aneka Tambang Tbk	156,700	20,445
Golden Agri-Resources Ltd. (SGD)	356,119	64,569
Indah Kiat Pulp & Paper Tbk PT	80,100	45,531
Merdeka Copper Gold Tbk PT *	250,747	51,330
Vale Indonesia Tbk PT	47,900	20,215
		240,592
Ireland: 0.2%
Smurfit Kappa Group Plc (GBP)	8,094	271,162
Israel: 0.2%
Energix-Renewable Energies Ltd.	2,628	8,533
Enlight Renewable Energy Ltd. *	1,173	20,660
ICL Group Ltd.	40,866	224,036
		253,229
Italy: 0.7%
ACEA SpA †	396	5,179
Eni SpA	44,809	644,969
ERG SpA	574	16,926
Snam SpA	40,625	212,281
		879,355
Japan: 2.2%
Chubu Electric Power Co., Inc.	12,400	151,023
Daio Paper Corp. †	2,600	20,443
ENEOS Holdings, Inc.	56,600	194,224
Idemitsu Kosan Co. Ltd.	3,600	72,114
Inpex Corp. †	19,000	208,396
JFE Holdings, Inc.	10,864	155,060
Kubota Corp. †	52,700	770,188
Kumiai Chemical Industry Co. Ltd.	3,800	29,630
Kurita Water Industries Ltd. †	1,065	40,820
Maruha Nichiro Corp.	2,136	35,885
NH Foods Ltd.	4,300	116,221
Nippon Sanso Holdings Corp. †	3,000	65,069
Nippon Steel Corp. †	18,000	376,101
Nisshin Seifun Group, Inc.	10,250	126,488
Nissui Corp.	15,314	68,664
Oji Holdings Corp.	24,076	89,872
Sakata Seed Corp.	1,700	49,181
Sumitomo Forestry Co. Ltd. †	4,183	101,434
Sumitomo Metal Mining Co. Ltd.	5,200	167,589
Tokyo Gas Co. Ltd.	7,500	163,360
		3,001,762
	Number of Shares	Value
Kazakhstan: 0.1%
NAC Kazatomprom JSC (USD) (GDR)	6,076	$163,141
Liechtenstein: 0.1%
Antofagasta Plc (GBP)	7,797	145,151
Luxembourg: 0.2%
ArcelorMittal SA	10,778	294,015
Malaysia: 0.4%
IOI Corp. Bhd	124,694	99,828
Kuala Lumpur Kepong Bhd	23,978	113,050
Petronas Dagangan Bhd	4,400	20,928
Petronas Gas Bhd	13,600	48,660
PPB Group Bhd	25,800	87,004
Press Metal Aluminium Holdings Bhd	75,100	75,799
QL Resources Bhd	55,100	63,275
United Plantations BHD	8,600	28,522
		537,066
Mexico: 0.5%
Fresnillo Plc (GBP)	3,328	25,851
Gruma SAB de CV	10,265	164,463
Grupo Mexico SAB de CV	72,214	346,996
Industrias Penoles SAB de CV *	3,582	50,216
Southern Copper Corp. (USD)	1,995	143,121
		730,647
Netherlands: 0.2%
OCI NV	5,137	123,363
Ternium SA (ADR)	4,598	182,311
		305,674
Norway: 2.4%
Aker BP ASA †	78,993	1,856,754
Austevoll Seafood ASA	4,925	34,082
Equinor ASA	18,901	551,405
Grieg Seafood ASA †	2,568	16,100
Mowi ASA	25,188	400,382
NEL ASA * †	17,173	20,215
Norsk Hydro ASA	31,049	185,438
Salmar ASA	3,608	145,667
Var Energi ASA	7,741	21,085
		3,231,128
Peru: 0.0%
Cia de Minas Buenaventura SAA (ADR)	5,129	37,698
Poland: 0.2%
KGHM Polska Miedz SA	3,194	88,505
Polski Koncern Naftowy ORLEN SA	11,555	183,278
		271,783
Portugal: 0.2%
EDP Renovaveis SA *	3,145	62,836
Galp Energia SGPS SA	9,462	110,552
Navigator Co. SA	6,681	22,630
		196,018
Russia: 0.0%
Evraz Plc (GBP) *∞	10,824	0
Gazprom PJSC ∞	125,520	0

See Notes to Financial Statements

25

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Russia (continued)
LUKOIL PJSC ∞	3,739	$0
MMC Norilsk Nickel PJSC *∞	1,284	0
MMC Norilsk Nickel PJSC (ADR) *∞	17	0
Novatek PJSC ∞	19,580	0
PhosAgro PJSC ∞	4,623	0
PhosAgro PJSC (USD) (GDR) ∞	1	0
PhosAgro PJSC (USD) (GDR) ∞	89	0
Polyus PJSC (USD) (GDR) *∞	1,669	0
Ros Agro Plc (USD) (GDR) *∞	4,076	0
Rosneft Oil Co. PJSC ∞	13,000	0
Severstal PAO (USD) (GDR) *∞	4,118	0
Surgutneftegas PJSC ∞	371,430	0
Tatneft PJSC (ADR) *∞	2,680	0
		0
Saudi Arabia: 0.0%
S-Oil Corp. (KRW)	820	41,665
Singapore: 0.2%
Charoen Pokphand Indonesia Tbk PT (IDR) *	414,300	145,628
First Resources Ltd.	20,100	20,722
Keppel Infrastructure Trust	47,735	18,017
Olam Group Ltd.	50,509	52,067
		236,434
South Africa: 1.2%
African Rainbow Minerals Ltd.	2,436	25,605
Anglo American Platinum Ltd.	1,060	47,738
Anglo American Plc (GBP)	28,702	818,116
Gold Fields Ltd. (ADR)	16,668	230,519
Harmony Gold Mining Co. Ltd. (ADR)	11,527	48,413
Impala Platinum Holdings Ltd.	15,972	106,012
Northam Platinum Holdings Ltd. *	5,548	36,851
Omnia Holdings Ltd.	9,447	30,074
Royal Bafokeng Platinum Ltd.	1,197	7,912
Sasol Ltd.	11,532	142,343
Sibanye Stillwater Ltd.	52,754	81,063
		1,574,646
South Korea: 0.6%
Coway Co. Ltd.	559	18,680
CS Wind Corp.	247	16,269
Hyundai Steel Co.	1,950	50,249
Korea Zinc Co. Ltd.	203	75,401
POSCO Holdings, Inc.	1,672	494,832
SK Innovation Co. Ltd. *	1,104	133,842
SK, Inc.	707	80,198
		869,471
Spain: 1.6%
Atlantica Sustainable Infrastructure Plc (USD)	693	16,244
	Number of Shares	Value
Spain (continued)
Corp. ACCIONA Energias Renovables SA †	587	$19,634
Enagas SA †	4,506	88,543
Iberdrola SA	124,932	1,631,163
Repsol SA †	25,481	370,528
		2,126,112
Sweden: 0.8%
Billerud AB	6,978	53,028
Boliden AB	6,349	183,710
Epiroc AB	12,330	233,208
Holmen AB	2,833	101,670
Husqvarna AB †	23,382	211,845
SSAB AB	14,383	99,586
Svenska Cellulosa AB SCA †	18,685	238,162
		1,121,209
Switzerland: 0.1%
Bucher Industries AG	371	164,255
Taiwan: 0.3%
China Steel Corp.	271,472	256,711
Formosa Petrochemical Corp.	22,920	62,132
Sinon Corp.	22,000	25,248
Taiwan Fertilizer Co. Ltd.	42,200	82,101
		426,192
Tanzania: 0.1%
AngloGold Ashanti Ltd. (ADR)	7,828	165,092
Thailand: 0.4%
B Grimm Power PCL (NVDR)	9,700	9,529
Charoen Pokphand Foods PCL (NVDR)	223,500	124,265
PTT Exploration & Production PCL (NVDR)	27,300	115,675
PTT PCL (NVDR)	272,300	257,741
SCG Packaging PCL (NVDR)	36,100	37,994
		545,204
Turkey: 0.2%
Eldorado Gold Corp. (USD) * †	3,413	34,471
Eregli Demir ve Celik Fabrikalari TAS *	35,055	49,655
Gubre Fabrikalari TAS *	4,561	47,655
Hektas Ticaret TAS *	58,308	67,292
Iskenderun Demir ve Celik AS *	3,477	4,621
Koza Altin Isletmeleri AS	17,914	17,149
Turkiye Petrol Rafinerileri AS	17,488	53,663
		274,506
United Kingdom: 6.1%
BP Plc	335,205	1,953,766
Centrica Plc	110,725	174,770
CNH Industrial NV (USD)	53,515	770,616
DS Smith Plc	41,452	143,592
Endeavour Mining Plc (CAD)	3,451	82,803
Genus Plc	3,675	101,385
Kumba Iron Ore Ltd. (ZAR)	1,313	30,743
Mondi Plc	14,946	228,265
Pennon Group Plc	2,679	24,232

See Notes to Financial Statements

26

	Number of Shares	Value
United Kingdom (continued)
Severn Trent Plc	2,394	$78,128
Shell Plc	132,759	3,964,636
SSE Plc	21,170	496,967
TechnipFMC Plc (USD) *	8,660	143,929
United Utilities Group Plc	6,907	84,545
		8,278,377
United States: 50.0%
A.O. Smith Corp.	1,261	91,776
Advanced Drainage Systems, Inc.	680	77,370
AGCO Corp.	3,534	464,438
Alcoa Corp.	4,134	140,267
Ameresco, Inc. * †	328	15,951
American States Water Co.	377	32,799
American Vanguard Corp.	1,562	27,913
American Water Works Co., Inc.	2,002	285,786
Andersons, Inc.	1,806	83,347
Antero Resources Corp. *	5,242	120,723
APA Corp.	6,098	208,369
Archer-Daniels-Midland Co.	30,722	2,321,354
ATI, Inc. *	2,972	131,452
Atmos Energy Corp.	2,501	290,966
Baker Hughes Co.	20,083	634,824
Boise Cascade Co.	1,220	110,227
Bunge Ltd.	8,482	800,277
California Water Service Group	573	29,584
Cal-Maine Foods, Inc.	2,304	103,680
CF Industries Holdings, Inc.	11,015	764,661
ChampionX Corp.	3,897	120,963
Cheniere Energy, Inc.	4,757	724,777
Chesapeake Energy Corp. †	2,225	186,188
Chevron Corp.	37,624	5,920,136
Chord Energy Corp.	803	123,501
Civitas Resources, Inc.	1,349	93,580
Clearway Energy, Inc.	832	23,762
Cleveland-Cliffs, Inc. *	11,832	198,304
Commercial Metals Co.	2,700	142,182
ConocoPhillips	24,014	2,488,091
Corteva, Inc.	40,323	2,310,508
Coterra Energy, Inc.	14,749	373,150
CVR Partners LP	362	29,206
Darling Ingredients, Inc. *	8,940	570,283
Deere & Co.	16,814	6,812,865
Devon Energy Corp.	12,653	611,646
Diamondback Energy, Inc.	3,421	449,383
Elanco Animal Health, Inc. *	26,427	265,856
EOG Resources, Inc.	11,574	1,324,529
EQT Corp.	7,117	292,722
Essential Utilities, Inc.	2,720	108,555
Exxon Mobil Corp.	80,177	8,598,983
Farmland Partners, Inc. †	2,689	32,833
First Solar, Inc. *	1,035	196,743
FMC Corp.	7,063	736,953
Franklin Electric Co., Inc.	410	42,189
Freeport-McMoRan, Inc.	33,060	1,322,400
	Number of Shares	Value
United States (continued)
Fresh Del Monte Produce, Inc.	2,136	$54,917
Graphic Packaging Holding Co.	9,494	228,141
Green Plains, Inc. *	591	19,054
Halliburton Co.	17,851	588,904
Hecla Mining Co.	10,619	54,688
Hess Corp.	5,511	749,220
HF Sinclair Corp.	3,110	138,737
Howmet Aerospace, Inc.	9,581	474,834
Imperial Oil Ltd.	3,525	180,339
Ingredion, Inc.	3,612	382,691
International Paper Co.	10,732	341,385
Itron, Inc. *	466	33,599
Kinder Morgan, Inc.	38,875	669,427
Lindsay Corp.	621	74,110
Louisiana-Pacific Corp.	2,189	164,131
LSB Industries, Inc. *	2,927	28,831
Marathon Oil Corp.	12,218	281,258
Marathon Petroleum Corp.	8,414	981,072
Matador Resources Co.	2,183	114,215
Mission Produce, Inc. * †	2,388	28,943
Mosaic Co.	18,747	656,145
Murphy Oil Corp.	2,904	111,223
Murphy USA, Inc.	394	122,577
National Fuel Gas Co.	1,741	89,418
New Fortress Energy, Inc. †	1,479	39,608
Newmont Corp.	14,801	631,411
NextEra Energy, Inc.	20,774	1,541,431
NiSource, Inc.	8,169	223,422
NOV, Inc.	7,760	124,470
Nucor Corp.	5,849	959,119
Occidental Petroleum Corp.	17,669	1,038,937
ONEOK, Inc.	8,829	544,926
Ormat Technologies, Inc. †	615	49,483
Ovintiv, Inc. †	4,828	183,802
Packaging Corp. of America	2,744	362,647
PDC Energy, Inc.	1,700	120,938
Pentair Plc	1,695	109,497
PG&E Corp. *	35,932	620,905
Phillips 66	9,798	934,533
Pilgrim’s Pride Corp. *	2,267	48,718
Pioneer Natural Resources Co.	4,613	955,721
Plug Power, Inc. * †	5,516	57,311
PotlatchDeltic Corp.	2,439	128,901
Primo Water Corp.	1,587	19,901
Range Resources Corp.	4,648	136,651
Rayonier, Inc.	4,589	144,095
Reliance Steel & Aluminum Co.	1,362	369,906
Reliance Worldwide Corp. Ltd. (AUD)	6,967	19,142
Royal Gold, Inc.	1,221	140,146
Schlumberger NV	28,249	1,387,591
Scotts Miracle-Gro Co. †	2,349	147,259
Seaboard Corp.	15	53,411
SJW Group	295	20,682

See Notes to Financial Statements

27

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
United States (continued)
SolarEdge Technologies, Inc. *	577	$155,242
Southern Co.	21,605	1,517,751
Southwestern Energy Co. *	19,430	116,774
Steel Dynamics, Inc.	3,711	404,239
SunPower Corp. * †	887	8,693
Sylvamo Corp.	1,117	45,183
Targa Resources Corp.	4,415	335,981
Tenaris SA (ADR)	13,805	413,460
The Williams Companies, Inc.	24,105	786,546
Toro Co.	5,899	599,633
Tractor Supply Co.	6,204	1,371,704
Tyson Foods, Inc.	15,828	807,861
UGI Corp.	4,131	111,413
United States Steel Corp.	5,228	130,752
Valero Energy Corp.	7,147	838,343
Vital Farms, Inc. *	1,448	17,362
Watts Water Technologies, Inc.	278	51,077
Westrock Co.	7,944	230,932
Weyerhaeuser Co.	22,812	764,430
Xylem, Inc.	2,462	277,270
		67,503,121
Zambia: 0.2%
First Quantum Minerals Ltd. (CAD)	12,999	307,870
Total Common Stocks (Cost: $128,168,066)		134,760,898
	Number of Shares	Value
PREFERRED SECURITIES: 0.1% (Cost: $97,651)
Brazil: 0.1%
Klabin SA	101,700	$92,339

MASTER LIMITED PARTNERSHIPS: 0.1%
United States: 0.1%
Plains All American Pipeline LP	8,834	124,560
Western Midstream Partners LP	3,818	101,253
Total Master Limited Partnerships (Cost: $221,747)		225,813
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $128,487,464)		135,079,050

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5%
Money Market Fund: 1.5% (Cost: $2,060,840)
State Street Navigator Securities Lending Government Money Market Portfolio	2,060,840	2,060,840
Total Investments: 101.6% (Cost: $130,548,304)		137,139,890
Liabilities in excess of other assets: (1.6)%		(2,209,810)
NET ASSETS: 100.0%		$134,930,080

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	Korean Won
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $6,966,285.
*	Non-income producing

See Notes to Financial Statements

28

∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,345,811, or 1.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	44.5%	$60,135,654
Materials	27.0	36,533,137
Industrials	9.0	12,136,268
Utilities	8.3	11,142,897
Consumer Staples	6.2	8,389,441
Health Care	2.6	3,455,651
Consumer Discretionary	1.2	1,614,396
Real Estate	0.8	1,070,259
Information Technology	0.3	504,446
Financials	0.1	96,901
	100.0%	$135,079,050

See Notes to Financial Statements

29

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$116,291	$—	$—	$116,291
Australia	—	10,142,131	—	10,142,131
Austria	—	344,841	—	344,841
Brazil	3,917,321	326,405	—	4,243,726
British Virgin Islands	—	41,752	—	41,752
Canada	11,219,418	—	—	11,219,418
Chile	827,431	23,691	—	851,122
China	22,856	2,346,139	—	2,368,995
Cyprus	—	—	0	0
Czech Republic	128,118	—	—	128,118
Denmark	—	620,711	—	620,711
Egypt	—	50,061	—	50,061
Finland	—	1,102,688	—	1,102,688
France	9,514	2,898,606	—	2,908,120
Germany	—	4,181,247	—	4,181,247
Greece	—	12,005	—	12,005
Hong Kong	—	60,695	—	60,695
Hungary	—	64,040	—	64,040
India	—	2,112,362	—	2,112,362
Indonesia	—	240,592	—	240,592
Ireland	—	271,162	—	271,162
Israel	—	253,229	—	253,229
Italy	—	879,355	—	879,355
Japan	—	3,001,762	—	3,001,762
Kazakhstan	—	163,141	—	163,141
Liechtenstein	—	145,151	—	145,151
Luxembourg	—	294,015	—	294,015
Malaysia	248,389	288,677	—	537,066
Mexico	704,796	25,851	—	730,647
Netherlands	182,311	123,363	—	305,674
Norway	—	3,231,128	—	3,231,128
Peru	37,698	—	—	37,698
Poland	—	271,783	—	271,783
Portugal	—	196,018	—	196,018
Russia	—	—	0	0
Saudi Arabia	—	41,665	—	41,665
Singapore	—	236,434	—	236,434
South Africa	353,769	1,220,877	—	1,574,646
South Korea	—	869,471	—	869,471
Spain	16,244	2,109,868	—	2,126,112
Sweden	—	1,121,209	—	1,121,209
Switzerland	—	164,255	—	164,255
Taiwan	—	426,192	—	426,192
Tanzania	165,092	—	—	165,092
Thailand	—	545,204	—	545,204
Turkey	34,471	240,035	—	274,506
United Kingdom	997,348	7,281,029	—	8,278,377
United States	67,483,979	19,142	—	67,503,121
Zambia	307,870	—	—	307,870
Preferred Securities *	92,339	—	—	92,339
Master Limited Partnerships *	225,813	—	—	225,813
Money Market Fund	2,060,840	—	—	2,060,840
Total Investments	$89,151,908	$47,987,982	$0	$137,139,890

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

30

VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 3.6%
Ampol Ltd. †	57,407	$1,145,927
Austria: 4.7%
OMV AG	34,915	1,482,296
Finland: 5.7%
Neste Oyj	46,828	1,802,699
Greece: 1.8%
Motor Oil Hellas Corinth Refineries SA	22,553	570,842
Hungary: 4.3%
MOL Hungarian Oil & Gas Plc	155,696	1,361,195
India: 8.4%
Reliance Industries Ltd. (USD) 144A (GDR)	43,107	2,684,481
Japan: 10.6%
Cosmo Energy Holdings Co. Ltd.	21,900	597,544
ENEOS Holdings, Inc.	426,400	1,463,197
Idemitsu Kosan Co. Ltd.	64,668	1,295,411
		3,356,152
Poland: 5.7%
Polski Koncern Naftowy ORLEN SA	114,892	1,822,348
Portugal: 4.7%
Galp Energia SGPS SA	128,640	1,502,997
	Number of Shares	Value
Saudi Arabia: 1.8%
S-Oil Corp. (KRW)	11,460	$582,293
South Korea: 6.2%
HD Hyundai Co. Ltd.	16,081	733,953
SK Innovation Co. Ltd. *	10,257	1,243,498
		1,977,451
Taiwan: 4.3%
Formosa Petrochemical Corp.	505,000	1,368,956
Thailand: 2.6%
Bangchak Corp. PCL (NVDR)	308,300	318,107
Thai Oil PCL (NVDR)	416,900	521,626
		839,733
Turkey: 3.0%
Turkiye Petrol Rafinerileri AS	307,266	942,856
United States: 32.6%
Delek US Holdings, Inc.	14,719	352,520
HF Sinclair Corp.	31,758	1,416,724
Marathon Petroleum Corp.	22,777	2,655,798
Par Pacific Holdings, Inc. *	13,047	347,181
PBF Energy, Inc.	30,805	1,261,157
Phillips 66	22,508	2,146,813
Valero Energy Corp.	18,604	2,182,249
		10,362,442
Total Common Stocks (Cost: $33,306,405)		31,802,668
Total Investments: 100.0% (Cost: $33,306,405)		31,802,668
Liabilities in excess of other assets: 0.0%		(11,640)
NET ASSETS: 100.0%		$31,791,028

Definitions:

GDR	Global Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $164,702.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,684,481, or 8.4% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$31,802,668

See Notes to Financial Statements

31

VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,145,927	$—	$1,145,927
Austria	—	1,482,296	—	1,482,296
Finland	—	1,802,699	—	1,802,699
Greece	—	570,842	—	570,842
Hungary	—	1,361,195	—	1,361,195
India	—	2,684,481	—	2,684,481
Japan	—	3,356,152	—	3,356,152
Poland	—	1,822,348	—	1,822,348
Portugal	—	1,502,997	—	1,502,997
Saudi Arabia	—	582,293	—	582,293
South Korea	—	1,977,451	—	1,977,451
Taiwan	—	1,368,956	—	1,368,956
Thailand	318,107	521,626	—	839,733
Turkey	—	942,856	—	942,856
United States	10,362,442	—	—	10,362,442
Total Investments	$10,680,549	$21,122,119	$—	$31,802,668

See Notes to Financial Statements

32

VANECK OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Bermuda: 4.4%
Valaris Ltd. (USD) *	1,528,076	$96,161,823
United Kingdom: 4.9%
TechnipFMC Plc (USD) *	6,393,795	106,264,873
United States: 90.6%
Baker Hughes Co.	5,931,627	187,498,729
Cactus, Inc.	1,910,779	80,864,167
ChampionX Corp. †	3,682,563	114,306,756
Core Laboratories, Inc. †	700,035	16,275,814
Dril-Quip, Inc. * †	762,113	17,734,370
Expro Group Holdings NV * †	1,878,981	33,295,543
Halliburton Co.	7,354,625	242,629,079
Helix Energy Solutions Group, Inc. *	4,019,541	29,664,213
Helmerich & Payne, Inc. †	2,327,264	82,501,509
Liberty Energy, Inc.	3,837,986	51,313,873
Nabors Industries Ltd. * †	271,436	25,251,691
NexTier Oilfield Solutions, Inc. * †	4,608,744	41,202,171
Noble Corp. Plc *	2,320,181	95,846,677
NOV, Inc.	5,982,074	95,952,467
Oceaneering International, Inc. *	2,518,584	47,097,521
	Number of Shares	Value
United States (continued)
Patterson-UTI Energy, Inc.	4,964,584	$59,426,070
ProPetro Holding Corp. *	2,171,091	17,889,790
RPC, Inc.	4,243,052	30,337,822
Schlumberger NV	8,750,011	429,800,540
Select Water Solutions, Inc.	3,409,605	27,617,800
Tenaris SA (ADR) †	3,796,775	113,713,411
Transocean Ltd. * †	14,945,750	104,769,708
US Silica Holdings, Inc. *	1,985,350	24,082,295
		1,969,072,016
Total Common Stocks (Cost: $2,395,528,197)		2,171,498,712

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Money Market Fund: 0.9% (Cost: $18,462,075)
State Street Navigator Securities Lending Government Money Market Portfolio	18,462,075	18,462,075
Total Investments: 100.8% (Cost: $2,413,990,272)		2,189,960,787
Liabilities in excess of other assets: (0.8)%		(18,214,736)
NET ASSETS: 100.0%		$2,171,746,051

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $151,904,221.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Equipment & Services	78.7%	$1,707,541,234
Oil & Gas Drilling	21.3	463,957,478
	100.0%	$2,171,498,712

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$2,171,498,712	$—	$—	$2,171,498,712
Money Market Fund	18,462,075	—	—	18,462,075
Total Investments	$2,189,960,787	$—	$—	$2,189,960,787

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

33

VANECK RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 36.9%
Allkem Ltd. *	3,808,709	$40,928,283
AVZ Minerals Ltd. *∞	52,906,510	11,093,424
Core Lithium Ltd. * †	20,719,826	12,545,162
Iluka Resources Ltd.	3,183,134	23,684,006
ioneer Ltd. * †	20,158,225	4,599,613
Lake Resources NL * †	14,677,308	2,969,068
Liontown Resources Ltd. *	17,905,478	34,072,030
Lynas Rare Earths Ltd. * †	6,945,713	31,892,581
Pilbara Minerals Ltd. †	15,683,642	51,508,164
Sayona Mining Ltd. * †	96,443,551	11,364,011
		224,656,342
Brazil: 4.2%
Sigma Lithium Corp. (USD) * †	635,766	25,621,370
Canada: 7.7%
Lithium Americas Corp. (USD) * †	1,279,701	25,862,757
Patriot Battery Metals, Inc. *	1,110,808	12,633,788
Standard Lithium Ltd. (USD) * †	1,884,965	8,482,343
		46,978,888
China: 33.0%
Baoji Titanium Industry Co. Ltd. *	2,967,180	13,829,242
China Northern Rare Earth Group High-Tech Co. Ltd.	12,935,112	42,735,360
Ganfeng Lithium Group Co. Ltd. (HKD) 144A * †	3,589,840	23,543,820
Jinduicheng Molybdenum Co. Ltd. *	10,404,465	15,969,013
Shenghe Resources Holding Co. Ltd. *	15,370,687	27,261,154
	Number of Shares	Value
China (continued)
Tianqi Lithium Corp. (HKD) * †	973,200	$6,802,041
Xiamen Tungsten Co. Ltd.	9,333,424	24,463,967
Zhejiang Huayou Cobalt Co. Ltd.	7,341,300	46,458,002
		201,062,599
France: 1.8%
Eramet SA	122,775	11,227,639
Netherlands: 3.3%
AMG Critical Materials NV	385,506	19,997,633
United States: 13.0%
Livent Corp. * †	1,149,474	31,530,072
MP Materials Corp. * †	1,147,497	26,254,731
Piedmont Lithium, Inc. * †	170,639	9,847,577
Tronox Holdings Plc	929,413	11,812,839
		79,445,219
Total Common Stocks (Cost: $546,007,497)		608,989,690

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.1%
Money Market Fund: 5.1% (Cost: $31,159,446)
State Street Navigator Securities Lending Government Money Market Portfolio	31,159,446	31,159,446
Total Investments: 105.0% (Cost: $577,166,943)		640,149,136
Liabilities in excess of other assets: (5.0)%		(30,521,040)
NET ASSETS: 100.0%		$609,628,096

Definitions:

HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
†	Security fully or partially on loan. Total market value of securities on loan is $151,388,488.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $23,543,820, or 3.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Materials	100.0%	$608,989,690

See Notes to Financial Statements

34

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$213,562,918	$11,093,424	$224,656,342
Brazil	25,621,370	—	—	25,621,370
Canada	46,978,888	—	—	46,978,888
China	—	201,062,599	—	201,062,599
France	—	11,227,639	—	11,227,639
Netherlands	—	19,997,633	—	19,997,633
United States	79,445,219	—	—	79,445,219
Money Market Fund	31,159,446	—	—	31,159,446
Total Investments	$183,204,923	$445,850,789	$11,093,424	$640,149,136

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2023. Transfers in/out are assessed at the beginning of the year.

Common Stock
Balance as of December 31, 2022	$22,081,219
Realized gain (loss)	(5,253,560)
Net change in unrealized appreciation (depreciation)	(1,953,138)
Purchases	—
Sales	(3,781,097)
Transfers in/out of level 3	—
Balance as of June 30, 2023	$11,093,424

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023:

	Value as of June 30, 2023	Valuation Technique	Unobservable Input Description(1)	Unobservable Input	Impact to Valuation from an Increase in Input(2)
Common Stock
	$11,093,424	Transaction	Sales transaction	100%	Increase
		Approach	Discount for lack of marketability	10%	Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Financial Statements

35

VANECK STEEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 10.7%
Rio Tinto Plc (ADR) †	191,718	$12,239,277
Brazil: 19.0%
Cia Siderurgica Nacional SA (ADR)	1,790,475	4,637,330
Gerdau SA (ADR)	940,418	4,908,982
Vale SA (ADR)	896,853	12,035,768
		21,582,080
Canada: 0.7%
Algoma Steel Group, Inc. (USD) †	113,716	807,384
Luxembourg: 4.8%
ArcelorMittal SA (USD) †	198,800	5,435,192
Netherlands: 4.3%
Ternium SA (ADR)	122,923	4,873,897
South Korea: 4.8%
POSCO Holdings, Inc. (ADR) †	73,575	5,440,871
United States: 55.7%
ATI, Inc. *	128,054	5,663,828
Carpenter Technology Corp.	53,307	2,992,122
Cleveland-Cliffs, Inc. *	305,479	5,119,828
Commercial Metals Co.	105,256	5,542,781
Gibraltar Industries, Inc. *	33,391	2,100,962
Nucor Corp.	50,462	8,274,759
Olympic Steel, Inc.	12,223	598,927
	Number of Shares	Value
United States (continued)
Reliance Steel & Aluminum Co.	19,648	$5,336,200
Ryerson Holding Corp.	39,273	1,703,663
Schnitzer Steel Industries,Inc.	29,827	894,512
Steel Dynamics, Inc.	54,523	5,939,190
SunCoke Energy, Inc.	91,923	723,434
Tenaris SA (ADR)	197,885	5,926,656
TimkenSteel Corp. *	48,175	1,039,135
United States Steel Corp.	214,918	5,375,099
Warrior Met Coal, Inc.	57,083	2,223,383
Worthington Industries, Inc.	54,631	3,795,215
		63,249,694
Total Common Stocks (Cost: $128,525,614)		113,628,395

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.8%
Money Market Fund: 6.8% (Cost: $7,730,911)
State Street Navigator Securities Lending Government Money Market Portfolio	7,730,911	7,730,911
Total Investments: 106.8% (Cost: $136,256,525)		121,359,306
Liabilities in excess of other assets: (6.8)%		(7,753,572)
NET ASSETS: 100.0%		$113,605,734

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $16,734,951.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Materials	92.9%	$105,600,777
Energy	5.2	5,926,656
Industrials	1.9	2,100,962
	100.0%	$113,628,395

See Notes to Financial Statements

36

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$113,628,395	$—	$—	$113,628,395
Money Market Fund	7,730,911	—	—	7,730,911
Total Investments	$121,359,306	$—	$—	$121,359,306

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

37

VANECK URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Australia: 9.4%
Boss Energy Ltd. * †	852,700	$1,774,714
Deep Yellow Ltd. *	1,890,000	959,485
Paladin Energy Ltd. *	6,038,157	2,967,473
		5,701,672
Canada: 19.0%
Cameco Corp. (USD) †	129,021	4,042,228
Denison Mines Corp. (USD) * †	2,112,789	2,640,986
Fission Uranium Corp. * †	1,701,085	784,177
Global Atomic Corp. * †	503,391	1,133,652
NexGen Energy Ltd. (USD) * †	616,365	2,903,079
		11,504,122
China: 5.5%
CGN Mining Co. Ltd. (HKD) * †	6,685,000	694,681
CGN Power Co. Ltd. (HKD) 144A	10,990,000	2,653,848
		3,348,529
Czech Republic: 5.3%
CEZ AS	77,590	3,206,662
Finland: 5.1%
Fortum Oyj	228,904	3,062,744
Italy: 5.1%
Endesa SA †	143,049	3,073,221
Jersey, Channel Islands: 3.4%
Yellow Cake Plc 144A * †	397,506	2,070,087
Kazakhstan: 4.4%
NAC Kazatomprom JSC (USD) (GDR)	98,414	2,642,416
	Number of Shares	Value
South Korea: 2.3%
KEPCO Engineering & Construction Co., Inc.	26,121	$1,383,902
United States: 40.3%
BWX Technologies, Inc.	41,670	2,982,322
Centrus Energy Corp. *	36,107	1,175,644
Constellation Energy Corp.	52,404	4,797,586
Energy Fuels, Inc. * †	382,189	2,384,859
NuScale Power Corp. *	94,951	645,667
PG&E Corp. *	241,514	4,173,362
Public Service Enterprise Group, Inc.	75,473	4,725,365
Uranium Energy Corp. * †	815,021	2,771,071
Ur-Energy, Inc. * †	683,885	718,079
		24,373,955
Total Common Stocks (Cost: $53,414,518)		60,367,310

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 10.2%
Money Market Fund: 10.2% (Cost: $6,161,710)
State Street Navigator Securities Lending Government Money Market Portfolio	6,161,710	6,161,710
Total Investments: 110.0% (Cost: $59,576,228)		66,529,020
Liabilities in excess of other assets: (10.0)%		(6,022,384)
NET ASSETS: 100.0%		$60,506,636

Definitions:

GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $15,126,709.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $4,723,935, or 7.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	43.8%	$26,458,893
Utilities	42.6	25,692,787
Industrials	11.7	7,081,978
Materials	1.9	1,133,652
	100.0%	$60,367,310

See Notes to Financial Statements

38

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$5,701,672	$—	$5,701,672
Canada	11,504,122	—	—	11,504,122
China	—	3,348,529	—	3,348,529
Czech Republic	3,206,662	—	—	3,206,662
Finland	—	3,062,744	—	3,062,744
Italy	—	3,073,221	—	3,073,221
Jersey, Channel Islands	—	2,070,087	—	2,070,087
Kazakhstan	—	2,642,416	—	2,642,416
South Korea	—	1,383,902	—	1,383,902
United States	24,373,955	—	—	24,373,955
Money Market Fund	6,161,710	—	—	6,161,710
Total Investments	$45,246,449	$21,282,571	$—	$66,529,020

See Notes to Financial Statements

39

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2023 (unaudited)

	Agribusiness ETF	Future of Food ETF	Gold Miners ETF	Green Metals ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$1,097,676,237	$3,303,391	$6,125,996,506	$24,342,748
Affiliated issuers (3)	—	—	5,776,243,263	—
Short-term investments held as collateral for securities loaned (4)	47,253,786	129,532	44,964,475	384,877
Cash	—	138,599	1,205,702	2
Cash denominated in foreign currency, at value (5)	225,714	—	9,718,984	368,623
Receivables:
Investment securities sold	—	—	57,754,372	—
Dividends and interest	2,890,321	14,525	2,623,524	15,638
Prepaid expenses	2,290	—	21,050	—
Total assets	1,148,048,348	3,586,047	12,018,527,876	25,111,888
Liabilities:
Payables:
Shares of beneficial interest redeemed	—	—	57,756,928	—
Collateral for securities loaned	47,253,786	129,532	44,964,475	384,877
Line of credit	1,376,855	—	—	353,373
Due to Adviser	447,847	1,937	5,121,233	12,110
Due to custodian	924	9,098	—	—
Deferred Trustee fees	597,540	—	1,441,545	—
Accrued expenses	170,425	—	188,324	141
Total liabilities	49,847,377	140,567	109,472,505	750,501
NET ASSETS	$1,098,200,971	$3,445,480	$11,909,055,371	$24,361,387
Shares outstanding	13,450,000	200,000	396,452,500	900,000
Net asset value, redemption and offering price per share	$81.65	$17.23	$30.04	$27.07
Net Assets consist of:
Aggregate paid in capital	$2,024,922,721	$4,418,225	$23,334,188,897	$31,307,497
Total distributable earnings (loss)	(926,721,750)	(972,745)	(11,425,133,526)	(6,946,110)
NET ASSETS	$1,098,200,971	$3,445,480	$11,909,055,371	$24,361,387
(1) Value of securities on loan	$47,671,200	$140,439	$80,701,201	$830,302
(2) Cost of investments - Unaffiliated issuers	$1,269,499,543	$4,121,540	$5,912,381,012	$29,784,565
(3) Cost of investments - Affiliated issuers	$—	$—	$6,234,689,803	$—
(4) Cost of short-term investments held as collateral for securities loaned	$47,253,786	$129,532	$44,964,475	$384,877
(5) Cost of cash denominated in foreign currency	$230,741	$—	$9,718,691	$367,181

See Notes to Financial Statements

40

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2023 (unaudited)

	Junior Gold Miners ETF	Low Carbon Energy ETF	Natural Resources ETF	Oil Refiners ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$3,529,219,493	$201,013,882	$135,079,050	$31,802,668
Affiliated issuers (3)	251,466,013	—	—	—
Short-term investments held as collateral for securities loaned (4)	83,919,759	11,021,593	2,060,840	—
Cash	6,631,841	—	—	332
Cash denominated in foreign currency, at value (5)	633,377	1,782,472	434,283	371
Receivables:
Investment securities sold	—	—	7,211,089	—
Due from Adviser	—	—	—	4,873
Dividends and interest	962,956	424,546	364,835	136,328
Prepaid expenses	6,945	440	—	46
Total assets	3,872,840,384	214,242,933	145,150,097	31,944,618
Liabilities:
Payables:
Investment securities purchased	107,105	—	—	—
Shares of beneficial interest redeemed	—	—	7,228,404	—
Collateral for securities loaned	83,919,759	11,021,593	2,060,840	—
Line of credit	—	2,095,378	765,152	105,715
Due to Adviser	1,606,760	81,687	56,589	—
Due to custodian	—	13,979	29,497	—
Deferred Trustee fees	377,251	19,301	14,855	996
Accrued expenses	358,913	109,557	64,680	46,879
Total liabilities	86,369,788	13,341,495	10,220,017	153,590
NET ASSETS	$3,786,470,596	$200,901,438	$134,930,080	$31,791,028
Shares outstanding	106,587,446	1,633,298	2,800,000	1,050,000
Net asset value, redemption and offering price per share	$35.52	$123.00	$48.19	$30.28
Net Assets consist of:
Aggregate paid in capital	$9,364,535,094	$287,657,175	$177,028,680	$43,664,140
Total distributable earnings (loss)	(5,578,064,498)	(86,755,737)	(42,098,600)	(11,873,112)
NET ASSETS	$3,786,470,596	$200,901,438	$134,930,080	$31,791,028
(1) Value of securities on loan	$202,070,631	$20,519,016	$6,966,285	$164,702
(2) Cost of investments - Unaffiliated issuers	$4,241,493,282	$222,263,656	$128,487,464	$33,306,405
(3) Cost of investments - Affiliated issuers	$188,785,026	$—	$—	$—
(4) Cost of short-term investments held as collateral for securities loaned	$83,919,759	$11,021,593	$2,060,840	$—
(5) Cost of cash denominated in foreign currency	$638,779	$1,781,142	$435,177	$371

See Notes to Financial Statements

41

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2023 (unaudited)

	Oil Services ETF	Rare Earth/ Strategic Metals ETF	Steel ETF	Uranium+Nuclear Energy ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$2,171,498,712	$608,989,690	$113,628,395	$60,367,310
Short-term investments held as collateral for securities loaned (3)	18,462,075	31,159,446	7,730,911	6,161,710
Cash	4,487	13,746	346,319	—
Cash denominated in foreign currency, at value (4)	—	1,231,301	—	314
Receivables:
Investment securities sold	—	—	3,469,417	—
Shares of beneficial interest sold	14,381,356	—	—	—
Dividends and interest	2,471,985	443,540	68,877	789,379
Prepaid expenses	—	1,554	208	62
Total assets	2,206,818,615	641,839,277	125,244,127	67,318,775
Liabilities:
Payables:
Investment securities purchased	14,381,486	—	3,778,992	—
Collateral for securities loaned	18,462,075	31,159,446	7,730,911	6,161,710
Line of credit	1,404,252	605,334	—	577,580
Due to Adviser	613,746	253,378	36,449	11,488
Due to custodian	—	—	—	630
Deferred Trustee fees	206,442	26,183	20,871	13,557
Accrued expenses	4,563	166,840	71,170	47,174
Total liabilities	35,072,564	32,211,181	11,638,393	6,812,139
NET ASSETS	$2,171,746,051	$609,628,096	$113,605,734	$60,506,636
Shares outstanding	7,550,543	7,324,987	1,775,000	1,016,632
Net asset value, redemption and offering price per share	$287.63	$83.23	$64.00	$59.52
Net Assets consist of:
Aggregate paid in capital	$4,258,859,373	$879,190,031	$288,160,297	$137,241,301
Total distributable earnings (loss)	(2,087,113,322)	(269,561,935)	(174,554,563)	(76,734,665)
NET ASSETS	$2,171,746,051	$609,628,096	$113,605,734	$60,506,636
(1) Value of securities on loan	$151,904,221	$151,388,488	$16,734,951	$15,126,709
(2) Cost of investments - Unaffiliated issuers	$2,395,528,197	$546,007,497	$128,525,614	$53,414,518
(3) Cost of short-term investments held as collateral for securities loaned	$18,462,075	$31,159,446	$7,730,911	$6,161,710
(4) Cost of cash denominated in foreign currency	$—	$1,235,989	$—	$314

See Notes to Financial Statements

42

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2023 (unaudited)

	Agribusiness ETF	Future of Food ETF	Gold Miners ETF	Green Metals ETF
Income:
Dividends - unaffiliated issuers	$23,836,198	$50,644	$74,539,276	$459,871
Dividends - affiliated issuers	—	—	61,418,588	—
Interest	3,519	3,680	78,757	261
Securities lending income	1,178,894	9,994	396,317	4,356
Foreign taxes withheld	(1,550,184)	(6,023)	(11,852,964)	(30,018)
Total income	23,468,427	58,295	124,579,974	434,470
Expenses:
Management fees	3,090,882	11,639	32,471,255	74,342
Professional fees	25,374	—	32,609	—
Custody and accounting fees	83,545	—	192,781	—
Reports to shareholders	51,823	—	242,575	—
Trustees’ fees and expenses	21,945	—	170,246	—
Registration fees	2,950	—	9,910	—
Insurance	13,891	—	64,792	—
Interest and taxes	39,311	597	268,264	10,093
Other	2,057	—	28,154	—
Total expenses	3,331,778	12,236	33,480,586	84,435
Net investment income	20,136,649	46,059	91,099,388	350,035

Net realized gain (loss) on:
Investments - unaffiliated issuers	(21,857,770)	(105,139)	(87,877,860)	(626,840)
Investments - affiliated issuers	—	—	28,474,378	—
In-kind redemptions - unaffiliated issuers	32,196,998	—	360,821,813	—
In-kind redemptions - affiliated issuers	—	—	348,550,974	—
Foreign currency transactions and foreign denominated assets and liabilities	(69,013)	609	(513,631)	(80,350)
Net realized gain (loss)	10,270,215	(104,530)	649,455,674	(707,190)

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(90,640,510)	(149,120)	(187,308,453)	(1,231,433)
Investments - affiliated issuers	—	—	26,364,418	—
Foreign currency translations and foreign denominated assets and liabilities	(27,122)	(44)	5,345	94,669
Net change in unrealized appreciation (depreciation)	(90,667,632)	(149,164)	(160,938,690)	(1,136,764)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(60,260,768)	$(207,635)	$579,616,372	$(1,493,919)

See Notes to Financial Statements

43

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2023 (unaudited)

	Junior Gold Miners ETF	Low Carbon Energy ETF	Natural Resources ETF	Oil Refiners ETF
Income:
Dividends - unaffiliated issuers	$19,731,470	$1,940,412	$2,832,521	$823,955
Dividends - affiliated issuers	778,457	—	—	—
Interest	173,849	3,183	73	934
Securities lending income	958,589	359,207	33,414	819
Foreign taxes withheld	(2,151,283)	(167,198)	(168,489)	(86,784)
Total income	19,491,082	2,135,604	2,697,519	738,924
Expenses:
Management fees	9,959,015	503,110	334,747	90,079
Professional fees	24,519	20,472	—	22,034
Custody and accounting fees	208,061	44,150	—	39,323
Reports to shareholders	76,828	15,472	—	5,765
Trustees’ fees and expenses	51,390	2,393	—	792
Registration fees	6,329	2,950	—	2,950
Insurance	27,586	3,690	—	1,976
Interest	98,042	56,619	18,041	5,284
Other	5,381	2,540	—	323
Total expenses	10,457,151	651,396	352,788	168,526
Waiver of management fees	—	—	—	(56,949)
Net expenses	10,457,151	651,396	352,788	111,577
Net investment income	9,033,931	1,484,208	2,344,731	627,347

Net realized gain (loss) on:
Investments - unaffiliated issuers	(118,033,218)	(6,906,105)	(2,782,556)	(722,337)
Investments - affiliated issuers	763,612	—	—	—
In-kind redemptions - unaffiliated issuers	45,565,808	4,368,597	5,840,940	544,870
In-kind redemptions - affiliated issuers	5,035,113	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	(175,292)	53,334	1,577	(11,526)
Net realized gain (loss)	(66,843,977)	(2,484,174)	3,059,961	(188,993)

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	18,052,348	21,667,795	(7,389,579)	(1,527,923)
Investments - affiliated issuers	19,977,712	—	—	—
Foreign currency translations and foreign denominated assets and liabilities	(8,469)	(5,913)	(1,353)	1,756
Net change in unrealized appreciation (depreciation)	38,021,591	21,661,882	(7,390,932)	(1,526,167)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(19,788,455)	$20,661,916	$(1,986,240)	$(1,087,813)

See Notes to Financial Statements

44

 VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2023 (unaudited)

	Oil Services ETF	Rare Earth/ Strategic Metals ETF	Steel ETF	Uranium+ Nuclear Energy ETF
Income:
Dividends	$18,267,956	$3,742,645	$2,391,843	$1,249,598
Interest	12,776	6,365	1,807	1,249
Securities lending income	98,496	2,295,236	28,257	49,966
Foreign taxes withheld	(1,466)	(211,090)	(58,349)	(146,241)
Total income	18,377,762	5,833,156	2,363,558	1,154,572
Expenses:
Management fees	4,140,705	1,600,288	300,545	143,678
Professional fees	—	21,450	18,962	21,292
Custody and accounting fees	—	84,275	16,519	32,219
Reports to shareholders	—	45,673	10,216	6,818
Trustees’ fees and expenses	—	9,757	1,056	838
Registration fees	—	2,950	2,950	2,950
Insurance	—	7,766	2,298	1,077
Interest	43,943	42,677	6,905	3,588
Other	—	5,142	141	108
Total expenses	4,184,648	1,819,978	359,592	212,568
Waiver of management fees	—	—	(22,087)	(36,567)
Net expenses	4,184,648	1,819,978	337,505	176,001
Net investment income	14,193,114	4,013,178	2,026,053	978,571

Net realized gain (loss) on:
Investments	(72,023,261)	(4,696,790)	(1,870,489)	(427,528)
In-kind redemptions	210,847,050	26,665,824	3,758,990	964,077
Foreign currency transactions and foreign denominated assets and liabilities	—	(104,508)	—	(8,289)
Net realized gain	138,823,789	21,864,526	1,888,501	528,260

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(288,335,233)	36,541,720	1,644,464	3,275,860
Investments - affiliated issuers	(20,931,349)	—	—	—
Foreign currency translations and foreign denominated assets and liabilities	—	(13,229)	—	(209)
Net change in unrealized appreciation (depreciation)	(309,266,582)	36,528,491	1,644,464	3,275,651
Net Increase (Decrease) in Net Assets Resulting from Operations	$(156,249,679)	$62,406,195	$5,559,018	$4,782,482

See Notes to Financial Statements

45

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF		Future of Food ETF
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$20,136,649	$27,997,715	$46,059	$37,285
Net realized gain (loss)	10,270,215	91,786,465	(104,530)	(97,107)
Net change in unrealized appreciation (depreciation)	(90,667,632)	(320,314,104)	(149,164)	(703,908)
Net decrease in net assets resulting from operations	(60,260,768)	(200,529,924)	(207,635)	(763,730)
Distributions to shareholders from:
Distributable earnings	—	(28,899,290)	—	(38,400)
Share transactions*:
Proceeds from sale of shares	—	815,012,259	955,231	1,030,333
Cost of shares redeemed	(182,561,270)	(427,267,809)	—	—
Increase (decrease) in net assets resulting from share transactions	(182,561,270)	387,744,450	955,231	1,030,333
Total increase (decrease) in net assets	(242,822,038)	158,315,236	747,596	228,203
Net Assets, beginning of period	1,341,023,009	1,182,707,773	2,697,884	2,469,681
Net Assets, end of period	$1,098,200,971	$1,341,023,009	$3,445,480	$2,697,884
*Shares of Common Stock Issued (no par value)
Shares sold	—	8,000,000	50,000	50,000
Shares redeemed	(2,150,000)	(4,800,000)	—	—
Net increase (decrease)	(2,150,000)	3,200,000	50,000	50,000

See Notes to Financial Statements

46

 VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Gold Miners ETF		Green Metals ETF
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$91,099,388	$194,459,737	$350,035	$531,803
Net realized gain (loss)	649,455,674	(35,147,047)	(707,190)	(981,419)
Net change in unrealized appreciation (depreciation)	(160,938,690)	(1,357,895,743)	(1,136,764)	(4,556,176)
Net increase (decrease) in net assets resulting from operations	579,616,372	(1,198,583,053)	(1,493,919)	(5,005,792)
Distributions to shareholders from:
Distributable earnings	—	(197,981,341)	—	(580,000)

Share transactions*:
Proceeds from sale of shares	1,609,036,692	3,035,577,589	3,264,880	14,040,492
Cost of shares redeemed	(2,213,641,291)	(2,978,056,133)	—	(1,560,818)
Increase (decrease) in net assets resulting from share transactions	(604,604,599)	57,521,456	3,264,880	12,479,674
Total increase (decrease) in net assets	(24,988,227)	(1,339,042,938)	1,770,961	6,893,882
Net Assets, beginning of period	11,934,043,598	13,273,086,536	22,590,426	15,696,544
Net Assets, end of period	$11,909,055,371	$11,934,043,598	$24,361,387	$22,590,426
*Shares of Common Stock Issued (no par value)
Shares sold	51,900,000	102,100,000	100,000	400,000
Shares redeemed	(71,450,000)	(100,900,000)	—	(50,000)
Net increase (decrease)	(19,550,000)	1,200,000	100,000	350,000

See Notes to Financial Statements

47

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Junior Gold Miners ETF		Low Carbon Energy ETF
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$9,033,931	$24,814,522	$1,484,208	$2,650,521
Net realized loss	(66,843,977)	(171,074,964)	(2,484,174)	(7,306,893)
Net change in unrealized appreciation (depreciation)	38,021,591	(486,420,375)	21,661,882	(81,994,860)
Net increase (decrease) in net assets resulting from operations	(19,788,455)	(632,680,817)	20,661,916	(86,651,232)
Distributions to shareholders from:
Distributable earnings	—	(19,233,209)	—	(2,600,048)

Share transactions*:
Proceeds from sale of shares	291,251,529	674,457,723	5,969,931	—
Cost of shares redeemed	(222,003,550)	(780,321,178)	(23,880,402)	(13,347,688)
Increase (decrease) in net assets resulting from share transactions	69,247,979	(105,863,455)	(17,910,471)	(13,347,688)
Total increase (decrease) in net assets	49,459,524	(757,777,481)	2,751,445	(102,598,968)
Net Assets, beginning of period	3,737,011,072	4,494,788,553	198,149,993	300,748,961
Net Assets, end of period	$3,786,470,596	$3,737,011,072	$200,901,438	$198,149,993
*Shares of Common Stock Issued (no par value)
Shares sold	7,600,000	19,250,000	50,000	—
Shares redeemed	(5,900,000)	(21,700,000)	(200,000)	(100,000)
Net increase (decrease)	1,700,000	(2,450,000)	(150,000)	(100,000)

See Notes to Financial Statements

48

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Natural Resources ETF		Oil Refiners ETF
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$2,344,731	$4,585,616	$627,347	$1,230,395
Net realized gain (loss)	3,059,961	(79,726)	(188,993)	62,100
Net change in unrealized appreciation (depreciation)	(7,390,932)	(2,081,912)	(1,526,167)	(745,083)
Net increase (decrease) in net assets resulting from operations	(1,986,240)	2,423,978	(1,087,813)	547,412
Distributions to shareholders from:
Distributable earnings	—	(4,599,900)	—	(1,200,000)

Share transactions*:
Proceeds from sale of shares	14,006,011	74,958,129	—	41,125,018
Cost of shares redeemed	(19,773,184)	(27,346,895)	(6,112,874)	(21,154,594)
Increase (decrease) in net assets resulting from share transactions	(5,767,173)	47,611,234	(6,112,874)	19,970,424
Total increase (decrease) in net assets	(7,753,413)	45,435,312	(7,200,687)	19,317,836
Net Assets, beginning of period	142,683,493	97,248,181	38,991,715	19,673,879
Net Assets, end of period	$134,930,080	$142,683,493	$31,791,028	$38,991,715
*Shares of Common Stock Issued (no par value)
Shares sold	300,000	1,450,000	—	1,250,000
Shares redeemed	(400,000)	(600,000)	(200,000)	(725,000)
Net increase (decrease)	(100,000)	850,000	(200,000)	525,000

See Notes to Financial Statements

49

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Oil Services ETF		Rare Earth/Strategic Metals ETF
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$14,193,114	$23,646,493	$4,013,178	$5,943,123
Net realized gain	138,823,789	588,746,639	21,864,526	25,061,182
Net change in unrealized appreciation (depreciation)	(309,266,582)	532,821,388	36,528,491	(338,277,114)
Net increase (decrease) in net assets resulting from operations	(156,249,679)	1,145,214,520	62,406,195	(307,272,809)
Distributions to shareholders from:
Distributable earnings	—	(23,400,039)	—	(9,819,927)

Share transactions*:
Proceeds from sale of shares	2,692,584,145	4,621,472,112	24,158,949	149,331,401
Cost of shares redeemed	(2,948,975,885)	(5,302,018,149)	(108,144,016)	(214,892,139)
Decrease in net assets resulting from share transactions	(256,391,740)	(680,546,037)	(83,985,067)	(65,560,738)
Total increase (decrease) in net assets	(412,641,419)	441,268,444	(21,578,872)	(382,653,474)
Net Assets, beginning of period	2,584,387,470	2,143,119,026	631,206,968	1,013,860,442
Net Assets, end of period	$2,171,746,051	$2,584,387,470	$609,628,096	$631,206,968
*Shares of Common Stock Issued (no par value)
Shares sold	9,300,000	17,300,000	300,000	1,500,000
Shares redeemed	(10,250,000)	(20,400,000)	(1,250,000)	(2,300,000)
Net decrease	(950,000)	(3,100,000)	(950,000)	(800,000)

See Notes to Financial Statements

50

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Steel ETF		Uranium+Nuclear Energy ETF
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$2,026,053	$5,167,089	$978,571	$744,394
Net realized gain (loss)	1,888,501	(2,138,152)	528,260	1,597,739
Net change in unrealized appreciation (depreciation)	1,644,464	3,726,233	3,275,651	(941,706)
Net increase in net assets resulting from operations	5,559,018	6,755,170	4,782,482	1,400,427
Distributions to shareholders from:
Distributable earnings	—	(5,238,962)	—	(1,100,017)
Return of capital	—	(11,016)	—	—
Total distributions	—	(5,249,978)	—	(1,100,017)

Share transactions*:
Proceeds from sale of shares	63,015,007	82,321,434	4,144,110	24,539,686
Cost of shares redeemed	(54,665,470)	(95,953,186)	(2,901,841)	(5,585,128)
Increase (decrease) in net assets resulting from share transactions	8,349,537	(13,631,752)	1,242,269	18,954,558
Total increase (decrease) in net assets	13,908,555	(12,126,560)	6,024,751	19,254,968
Net Assets, beginning of period	99,697,179	111,823,739	54,481,885	35,226,917
Net Assets, end of period	$113,605,734	$99,697,179	$60,506,636	$54,481,885
*Shares of Common Stock Issued (no par value)
Shares sold	950,000	1,300,000	75,000	450,000
Shares redeemed	(900,000)	(1,675,000)	(50,000)	(100,000)
Net increase (decrease)	50,000	(375,000)	25,000	350,000

See Notes to Financial Statements

51

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Agribusiness ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$85.96		$95.38	$77.82	$68.59	$57.11	$61.63
Net investment income (a)	1.39		1.71	1.14	0.90	0.83	0.83
Net realized and unrealized gain (loss) on investments	(5.70)		(9.28)	17.54	9.19	11.56	(4.39)
Total from investment operations	(4.31)		(7.57)	18.68	10.09	12.39	(3.56)
Distributions from:
Net investment income	—		(1.85)	(1.12)	(0.86)	(0.91)	(0.96)
Net asset value, end of period	$81.65		$85.96	$95.38	$77.82	$68.59	$57.11
Total return (b)	(5.02)%	(c)	(7.95)%	23.99%	14.73%	21.70%	(5.76)%

Ratios to average net assets
Expenses	0.54%	(d)	0.53%	0.52%	0.55%	0.56%	0.54%
Expenses excluding interest	0.53%	(d)	0.53%	0.52%	0.55%	0.56%	0.54%
Net investment income	3.26%	(d)	1.84%	1.25%	1.41%	1.29%	1.32%
Supplemental data
Net assets, end of period (in millions)	$1,098		$1,341	$1,183	$794	$717	$757
Portfolio turnover rate (e)	5%	(c)	24%	17%	13%	21%	16%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

52

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Future of Food ETF

	Period Ended June 30, 2023		Year Ended December 31, 2022	Period Ended December 31, 2021(a)
	(unaudited)
Net asset value, beginning of period	$17.99		$24.70	$24.33
Net investment income (b)	0.24		0.29	0.02
Net realized and unrealized gain (loss) on investments	(1.00)		(6.74)	0.35
Total from investment operations	(0.76)		(6.45)	0.37
Distributions from:
Net investment income	—		(0.26)	—
Net asset value, end of period	$17.23		$17.99	$24.70
Total return (c)	(4.23)%	(d)	(26.14)%	1.53%	(d)

Ratios to average net assets
Expenses	0.71%	(e)	0.69%	0.69%	(e)
Expenses excluding interest and taxes	0.69%	(e)	0.69%	N/A
Net investment income	2.73%	(e)	1.44%	0.93%	(e)
Supplemental data
Net assets, end of period (in millions)	$3		$3	$2
Portfolio turnover rate (f)	7%	(d)	4%	0%	(d)

(a)	For the period December 1, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

53

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Gold Miners ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$28.69		$32.00	$35.98	$29.34	$21.07	$23.25
Net investment income (a)	0.22		0.48	0.52	0.21	0.19	0.14
Net realized and unrealized gain (loss) on investments	1.13		(3.31)	(3.97)	6.62	8.27	(2.21)
Total from investment operations	1.35		(2.83)	(3.45)	6.83	8.46	(2.07)
Distributions from:
Net investment income	—		(0.48)	(0.53)	(0.19)	(0.19)	(0.11)
Net asset value, end of period	$30.04		$28.69	$32.00	$35.98	$29.34	$21.07
Total return (b)	4.71%	(c)	(8.87)%	(9.56)%	23.30%	40.15%	(8.92)%

Ratios to average net assets
Expenses	0.52%	(d)	0.51%	0.51%	0.51%	0.52%	0.52%
Expenses excluding interest	0.51%	(d)	0.51%	N/A	N/A	N/A	N/A
Net investment income	1.40%	(d)	1.61%	1.53%	0.61%	0.76%	0.66%
Supplemental data
Net assets, end of period (in millions)	$11,909		$11,934	$13,273	$16,504	$12,999	$10,576
Portfolio turnover rate (e)	8%	(c)	17%	15%	13%	14%	15%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

54

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Metals ETF

	Period Ended June 30, 2023		Year Ended December 31, 2022	Period Ended December 31, 2021(a)
	(unaudited)
Net asset value, beginning of period	$28.24		$34.88	$34.67
Net investment income (loss) (b)	0.40		0.73	(0.01)
Net realized and unrealized gain (loss) on investments	(1.57)		(6.64)	0.22
Total from investment operations	(1.17)		(5.91)	0.21
Distributions from:
Net investment income	—		(0.73)	—
Net asset value, end of period	$27.07		$28.24	$34.88
Total return (c)	(4.14)%	(d)	(16.99)%	0.61%	(d)

Ratios to average net assets
Expenses	0.67%	(e)	0.63%	0.60%	(e)
Expenses excluding interest	0.59%	(e)	0.59%	0.59%	(e)
Net investment income (loss)	2.78%	(e)	2.33%	(0.30)%	(e)
Supplemental data
Net assets, end of period (in millions)	$24		$23	$16
Portfolio turnover rate (f)	8%	(d)	32%	10%	(d)

(a)	For the period November 10, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

55

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Junior Gold Miners ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$35.63		$41.88	$54.26	$42.39	$30.11	$34.21
Net investment income (a)	0.09		0.24	0.39	0.22	0.08	0.14
Net realized and unrealized gain (loss) on investments	(0.20)		(6.31)	(12.02)	12.51	12.36	(4.10)
Total from investment operations	(0.11)		(6.07)	(11.63)	12.73	12.44	(3.96)
Distributions from:
Net investment income	—		(0.18)	(0.75)	(0.86)	(0.16)	(0.14)
Net asset value, end of period	$35.52		$35.63	$41.88	$54.26	$42.39	$30.11
Total return (b)	(0.30)%	(c)	(14.48)%	(21.44)%	30.07%	41.31%	(11.58)%

Ratios to average net assets
Expenses	0.53%	(d)	0.52%	0.52%	0.52%	0.53%	0.53%
Expenses excluding interest	0.52%	(d)	0.52%	0.52%	0.52%	0.53%	0.53%
Net investment income	0.45%	(d)	0.64%	0.84%	0.46%	0.24%	0.45%
Supplemental data
Net assets, end of period (in millions)	$3,786		$3,737	$4,495	$6,315	$5,219	$4,273
Portfolio turnover rate (e)	11%	(c)	27%	24%	34%	19%	28%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

56

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Low Carbon Energy ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$111.11		$159.69	$165.41	$75.70	$55.10	$60.94
Net investment income (a)	0.86		1.45	0.78	0.16	0.05	0.26
Net realized and unrealized gain (loss) on investments	11.03		(48.57)	(5.79)	89.64	20.55	(5.76)
Total from investment operations	11.89		(47.12)	(5.01)	89.80	20.60	(5.50)
Distributions from:
Net investment income	—		(1.46)	(0.71)	(0.09)	—	(0.34)
Net asset value, end of period	$123.00		$111.11	$159.69	$165.41	$75.70	$55.10
Total return (b)	10.70%	(c)	(29.52)%	(3.02)%	118.65%	37.38%	(9.02)%

Ratios to average net assets
Gross expenses	0.65%	(d)	0.61%	0.55%	0.64%	0.65%	0.65%
Net expenses	0.65%	(d)	0.61%	0.55%	0.62%	0.62%	0.63%
Net expenses excluding interest	0.59%	(d)	0.61%	0.55%	0.62%	0.62%	0.62%
Net investment income	1.48%	(d)	1.13%	0.49%	0.16%	0.08%	0.44%
Supplemental data
Net assets, end of period (in millions)	$201		$198	$301	$270	$105	$79
Portfolio turnover rate (e)	7%	(c)	16%	77%	84%	40%	31%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

57

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Natural Resources ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$49.20		$47.44	$38.65	$37.10	$32.20	$37.09
Net investment income (a)	0.84		1.66	1.21	0.84	0.96	0.81
Net realized and unrealized gain (loss) on investments	(1.85)		1.71	8.60	1.65 (b)	4.94	(4.78)
Total from investment operations	(1.01)		3.37	9.81	2.49	5.90	(3.97)
Distributions from:
Net investment income	—		(1.61)	(1.02)	(0.94)	(1.00)	(0.92)
Net asset value, end of period	$48.19		$49.20	$47.44	$38.65	$37.10	$32.20
Total return (c)	(2.05)%	(d)	7.10%	25.38%	6.73%	18.34%	(10.69)%

Ratios to average net assets
Gross expenses (e)	0.52%	(f)	0.50%	0.78%	0.90%	0.79%	0.72%
Net expenses (e)	0.52%	(f)	0.50%	0.49%	0.49%	0.50%	0.50%
Net expenses excluding interest (e)	0.49%	(f)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.43%	(f)	3.36%	2.63%	2.59%	2.70%	2.21%
Supplemental data
Net assets, end of period (in millions)	$135		$143	$97	$52	$70	$77
Portfolio turnover rate (g)	16%	(d)	37%	26%	26%	24%	23%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Periods after December 31, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

58

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Refiners ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$31.19		$27.14	$25.01	$29.01	$26.95	$30.40
Net investment income (a)	0.54		1.07	0.66	0.58	0.56	0.74
Net realized and unrealized gain (loss) on investments	(1.45)		3.94	2.12	(3.92)	1.91	(3.54)
Total from investment operations	(0.91)		5.01	2.78	(3.34)	2.47	(2.80)
Distributions from:
Net investment income	—		(0.96)	(0.65)	(0.64)	(0.41)	(0.52)
Net realized capital gains	—		—	—	—	—	(0.13)
Return of capital	—		—	—	(0.02)	—	—
Total distributions	—		(0.96)	(0.65)	(0.66)	(0.41)	(0.65)
Net asset value, end of period	$30.28		$31.19	$27.14	$25.01	$29.01	$26.95
Total return (b)	(2.94)%	(c)	18.50%	11.10%	(11.50)%	9.19%	(9.22)%

Ratios to average net assets
Gross expenses	0.94%	(d)	0.78%	1.02%	1.29%	1.03%	0.72%
Net expenses	0.62%	(d)	0.61%	0.59%	0.59%	0.60%	0.60%
Net expenses excluding interest	0.59%	(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	3.48%	(d)	3.54%	2.32%	2.56%	1.97%	2.32%
Supplemental data
Net assets, end of period (in millions)	$32		$39	$20	$18	$35	$49
Portfolio turnover rate (e)	9%	(c)	40%	18%	37%	30%	31%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

59

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Oil Services ETF(a)
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019		2018
	(unaudited)
Net asset value, beginning of period	$304.03		$184.74	$153.90	$265.47	$280.60		$520.40
Net investment income (b)	1.72		2.14	2.41	2.26	6.60		7.00
Net realized and unrealized gain (loss) on investments	(18.12)		120.04	30.24 (c)	(111.94)	(15.93	)(c)	(240.80)
Total from investment operations	(16.40)		122.18	32.65	(109.68)	(9.33)		(233.80)
Distributions from:
Net investment income	—		(2.89)	(1.81)	(1.89)	(5.80)		(6.00)
Net asset value, end of period	$287.63		$304.03	$184.74	$153.90	$265.47		$280.60
Total return (d)	(5.39)%	(e)	66.14%	21.18%	(41.31)%	(3.35)%		(44.93)%

Ratios to average net assets
Gross expenses (f)	0.35%	(g)	0.35%	0.36%	0.40%	0.39%		0.38%
Net expenses (f)	0.35%	(g)	0.35%	0.35%	0.35%	0.35%		0.35%
Net investment income	1.20%	(g)	0.83%	1.21%	1.68%	2.28%		1.44%
Supplemental data
Net assets, end of period (in millions)	$2,172		$2,584	$2,143	$723	$773		$1,045
Portfolio turnover rate (h)	8%	(e)	17%	28%	33%	29%		22%

(a)	On April 15, 2020, the Fund effected a 1 for 20 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Periods after December 31, 2021 reflect a unitary management fee structure.
(g)	Annualized
(h)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

60

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Rare Earth/Strategic Metals ETF(a)
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019		2018
	(unaudited)
Net asset value, beginning of period	$76.28		$111.72	$65.41	$40.41	$40.68		$89.25
Net investment income (b)	0.52		0.68	0.08	0.58	0.90		1.98
Net realized and unrealized gain (loss) on investments	6.43		(34.93)	52.12	24.95	(0.54	)(c)	(45.48)
Total from investment operations	6.95		(34.25)	52.20	25.53	0.36		(43.50)
Distributions from:
Net investment income	—		(1.19)	(5.89)	(0.53)	(0.63)		(5.07)
Net asset value, end of period	$83.23		$76.28	$111.72	$65.41	$40.41		$40.68
Total return (d)	9.11%	(e)	(30.68)%	80.09%	63.22%	0.91%		(48.70)%

Ratios to average net assets
Gross expenses	0.57%	(f)	0.54%	0.53%	0.63%	0.64%		0.63%
Net expenses	0.57%	(f)	0.54%	0.53%	0.59%	0.60%		0.59%
Net expenses excluding interest	0.56%	(f)	0.54%	0.53%	0.57%	0.57%		0.57%
Net investment income	1.25%	(f)	0.70%	0.08%	1.44%	2.14%		2.73%
Supplemental data
Net assets, end of period (in millions)	$610		$631	$1,014	$322	$193		$93
Portfolio turnover rate (g)	16%	(e)	40%	74%	70%	64%		68%

(a)	On April 15, 2020, the Fund effected a 1 for 3 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

61

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Steel ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$57.80		$53.25	$44.57	$37.74	$34.87	$45.74
Net investment income (a)	1.05		2.71	3.19	0.71	1.16	1.30
Net realized and unrealized gain (loss) on investments	5.15		4.72	9.25	6.95	2.75	(9.99)
Total from investment operations	6.20		7.43	12.44	7.66	3.91	(8.69)
Distributions from:
Net investment income	—		(2.87)	(3.76)	(0.77)	(1.04)	(2.18)
Return of capital	—		(0.01)	—	(0.06)	—	—
Total distributions	—		(2.88)	(3.76)	(0.83)	(1.04)	(2.18)
Net asset value, end of period	$64.00		$57.80	$53.25	$44.57	$37.74	$34.87
Total return (b)	10.74%	(c)	13.88%	27.91%	20.57%	11.02%	(18.94)%

Ratios to average net assets
Gross expenses	0.60%	(d)	0.58%	0.56%	0.95%	0.71%	0.61%
Net expenses	0.56%	(d)	0.56%	0.55%	0.56%	0.56%	0.56%
Net expenses excluding interest	0.55%	(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.37%	(d)	4.72%	5.48%	2.31%	3.11%	2.80%
Supplemental data
Net assets, end of period (in millions)	$114		$100	$112	$77	$66	$58
Portfolio turnover rate (e)	7%	(c)	20%	25%	34%	19%	16%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

62

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Uranium+Nuclear Energy ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$54.94		$54.90	$49.35	$48.71	$49.67	$49.09
Net investment income (a)	0.95		0.86	1.44	0.89	1.07	1.30
Net realized and unrealized gain (loss) on investments	3.63		0.29	5.20	0.85	(0.85)	1.22
Total from investment operations	4.58		1.15	6.64	1.74	0.22	2.52
Distributions from:
Net investment income	—		(1.11)	(1.09)	(1.10)	(1.18)	(1.94)
Net asset value, end of period	$59.52		$54.94	$54.90	$49.35	$48.71	$49.67
Total return (b)	8.33%	(c)	2.10%	13.48%	3.59%	0.44%	5.15%

Ratios to average net assets
Gross expenses	0.74%	(d)	0.67%	0.89%	1.25%	0.93%	0.85%
Net expenses	0.61%	(d)	0.61%	0.60%	0.60%	0.61%	0.60%
Net expenses excluding interest	0.60%	(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.41%	(d)	1.56%	2.70%	1.97%	2.13%	2.58%
Supplemental data
Net assets, end of period (in millions)	$61		$54	$35	$18	$23	$26
Portfolio turnover rate (e)	32%	(c)	53%	25%	25%	15%	32%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

63

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Agribusiness ETF	Non-Diversified
Future of Food ETF	Non-Diversified
Gold Miners ETF	Non-Diversified
Green Metals ETF	Non-Diversified
Junior Gold Miners ETF	Non-Diversified
Low Carbon Energy ETF	Non-Diversified
Natural Resources ETF	Diversified
Oil Refiners ETF	Non-Diversified
Oil Services ETF	Non-Diversified
Rare Earth/Strategic Metals ETF	Non-Diversified
Steel ETF	Non-Diversified
Uranium+Nuclear Energy ETF	Non-Diversified

Each Fund’s investment objective (except for Future of Food ETF) is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

Agribusiness ETF	MVIS® Global Agribusiness Index
Gold Miners ETF	NYSE® Arca® Gold Miners Index®
Green Metals ETF	MVIS® Global Clean-Tech Metals Index
Junior Gold Miners ETF	MVIS® Global Junior Gold Miners Index
Low Carbon Energy ETF	MVIS Global Low Carbon Energy Index
Natural Resources ETF	VanEck® Natural Resources Index
Oil Refiners ETF	MVIS® Global Oil Refiners Index
Oil Services ETF	MVIS® US Listed Oil Services 25 Index
Rare Earth/Strategic Metals ETF	MVIS® Global Rare Earth/Strategic Metals Index
Steel ETF	NYSE® Arca® Steel Index
Uranium+Nuclear Energy ETF	MVIS® Global Uranium & Nuclear Energy Index

Each Fund, except for Future of Food ETF, was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index. The Future of Food ETF is an actively managed ETF that seeks long-term capital appreciation and invests primarily in securities of companies engaged in Agri-Food technology and innovation.

Van Eck Associates Corporation (the “Adviser”) is the investment adviser for the Funds.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

64

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that
65

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2023 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.
66

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2024, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The management fee rates and expense limitations for the period ended June 30, 2023, are as follows:

Fund	Management Fees	Expense Limitations
Agribusiness ETF	0.50%	0.56%
Gold Miners ETF	0.50	0.53
Junior Gold Miners ETF	0.50	0.56
Low Carbon Energy ETF	0.50	0.62
Oil Refiners ETF	0.50	0.59
Rare Earth/Strategic Metals ETF	0.50	0.57
Steel ETF	0.50	0.55
Uranium+Nuclear Energy ETF	0.50	0.60

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

The Future of Food ETF, Green Metals ETF, and effective January 1, 2022, Natural Resources ETF and Oil Services ETF utilize a unitary management fee structure where the Adviser is responsible for all expenses of the Fund, (excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) until at least May 1, 2024.

Fund	Unitary Management Fee Rate
Future of Food ETF	0.69%
Green Metals ETF	0.59
Natural Resources ETF	0.49
Oil Services ETF	0.35

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Capital Share Transactions—As of June 30, 2023, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation

67

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended June 30, 2023, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Agribusiness ETF	$75,976,030	$62,807,277	$—	$175,107,027
Future of Food ETF	296,375	232,856	906,105	—
Gold Miners ETF	1,123,605,640	986,391,825	1,609,587,495	2,214,283,887
Green Metals ETF	3,163,523	1,940,240	2,378,635	—
Junior Gold Miners ETF	489,221,127	439,813,698	290,049,525	221,349,971
Low Carbon Energy ETF	16,095,011	15,171,679	5,049,868	22,259,266
Natural Resources ETF	24,762,038	22,657,067	13,654,410	19,321,341
Oil Refiners ETF	3,302,051	3,681,394	—	5,137,243
Oil Services ETF	206,553,236	192,260,655	2,692,436,105	2,949,108,839
Rare Earth/Strategic Metals ETF	100,830,425	117,502,483	18,032,578	81,667,663
Steel ETF	10,400,343	8,828,964	63,014,716	54,303,130
Uranium+Nuclear Energy ETF	19,077,552	18,262,265	4,062,874	2,839,236

Note 6—Income Taxes—As of June 30, 2023, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$1,332,939,088	$46,890,061	$(234,899,126)	$(188,009,065)
Future of Food ETF	4,251,072	92,580	(910,729)	(818,149)
Gold Miners ETF	12,226,483,321	908,992,566	(1,188,271,643)	(279,279,077)
Green Metals ETF	30,326,998	1,662,240	(7,261,613)	(5,599,373)
Junior Gold Miners ETF	4,657,823,623	261,221,138	(1,054,439,496)	(793,218,358)
Low Carbon Energy ETF	233,665,172	30,650,286	(52,279,983)	(21,629,697)
Natural Resources ETF	131,055,845	14,998,061	(8,914,016)	6,084,045
Oil Refiners ETF	33,603,811	1,555,755	(3,356,898)	(1,801,143)
Oil Services ETF	2,414,672,813	45,783,662	(270,495,688)	(224,712,026)
Rare Earth/Strategic Metals ETF	599,817,350	149,854,752	(109,522,966)	40,331,786
Steel ETF	137,496,965	4,683,344	(20,821,003)	(16,137,659)
Uranium+Nuclear Energy ETF	60,528,382	7,838,708	(1,838,070)	6,000,638

The tax character of dividends paid to shareholders will be determined at the end of the current fiscal year.

At December 31, 2022, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Agribusiness ETF	$(222,942,771)	$(554,532,601)	$(777,475,372)
Future of Food ETF	(98,221)	–	(98,221)
Gold Miners ETF	(2,025,014,743)	(9,862,528,556)	(11,887,543,299)
Green Metals ETF	(975,397)	(37,520)	(1,012,917)
Junior Gold Miners ETF	(1,682,967,033)	(3,088,915,036)	(4,771,882,069)
Low Carbon Energy ETF	(9,742,287)	(54,443,163)	(64,185,450)
Natural Resources ETF	(10,260,864)	(43,588,429)	(53,849,293)
Oil Refiners ETF	(5,157,696)	(5,355,728)	(10,513,424)
Oil Services ETF	(306,893,389)	(1,708,561,033)	(2,015,454,422)
Rare Earth/Strategic Metals ETF	(75,995,355)	(247,299,039)	(323,294,394)
Steel ETF	(16,288,914)	(146,024,957)	(162,313,871)
Uranium+Nuclear Energy ETF	(13,904,116)	(71,429,462)	(85,333,578)
68

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2023, the Funds did not incur any interest or penalties.

Note 7—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Following Russia’s large-scale invasion of Ukraine, governments of the United States and many other countries have imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions have also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency have experienced significant declines and increased volatility. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but trading limitations have remained. There is no assurance that these disruptions will not continue.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities. Effective January 1, 2022, Natural Resources ETF and Oil Services ETF converted to a unitary management fee structure. For these Funds, the liability of the Plan shown as “Deferred Trustee fees” in the Statements of Asset and Liabilities represents amounts accrued through December 31, 2021. Future of Food ETF and Green

69

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Metals ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2023 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2023:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Agribusiness ETF	$47,671,200	$47,253,786	$2,600,972	$49,854,758
Future of Food ETF	140,439	129,532	21,487	151,019
Gold Miners ETF	80,701,201	44,964,475	37,916,993	82,881,468
Green Metals ETF	830,302	384,877	468,241	853,118
Junior Gold Miners ETF	202,070,631	83,919,759	127,014,364	210,934,123
Low Carbon Energy ETF	20,519,016	11,021,593	9,952,814	20,974,407
Natural Resources ETF	6,966,285	2,060,840	5,212,797	7,273,637
Oil Refiners ETF	164,702	–	173,380	173,380
Oil Services ETF	151,904,221	18,462,075	131,222,986	149,685,061
Rare Earth/Strategic Metals ETF	151,388,488	31,159,446	123,905,814	155,065,260
Steel ETF	16,734,951	7,730,911	9,484,000	17,214,911
Uranium+Nuclear Energy ETF	15,126,709	6,161,710	9,641,557	15,803,267
70

The following table represents money market fund investments held as collateral by type of security on loan as of June 30, 2023:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Agribusiness ETF	$47,253,786
Future of Food ETF	129,532
Gold Miners ETF	44,964,475
Green Metals ETF	384,877
Junior Gold Miners ETF	83,919,759
Low Carbon Energy ETF	11,021,593
Natural Resources ETF	2,060,840
Oil Services ETF	18,462,075
Rare Earth/Strategic Metals ETF	31,159,446
Steel ETF	7,730,911
Uranium+Nuclear Energy ETF	6,161,710

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2023, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Agribusiness ETF	138	$1,519,677	6.14%
Gold Miners ETF	106	10,263,960	5.93
Green Metals ETF	179	323,945	6.10
Junior Gold Miners ETF	49	9,985,369	5.98
Low Carbon Energy ETF	179	1,855,544	6.10
Natural Resources ETF	174	612,039	6.09
Oil Refiners ETF	168	157,218	6.09
Oil Services ETF	81	3,243,423	6.01
Rare Earth/Strategic Metals ETF	139	1,337,527	6.09
Steel ETF	129	292,707	5.99
Uranium+Nuclear Energy ETF	109	188,364	6.26

Outstanding loan balances as of June 30, 2023, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split— In 2020, the Board of Trustees approved a 1 for 20 reverse share split for Oil Services ETF, and 1 for 3 reverse share split for Rare Earth/Strategic Metals ETF. On April 15, 2020, shares began trading on a split-adjusted basis. The Financial Highlights prior to April 15, 2020 have been adjusted to reflect these reverse share splits.

71

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2023 (unaudited)

At a meeting held on June 8, 2023 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Growth Leaders ETF, ChiNext ETF, Digital India ETF, Egypt Index ETF, Gold Miners ETF, Green Metals ETF, India Growth Leaders ETF, Indonesia Index ETF, Israel ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Natural Resources ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, Steel ETF, Uranium + Nuclear Energy ETF and Vietnam ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to each of the VanEck China Growth Leaders ETF and ChiNext ETF (together, the “China Funds”). The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2023. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Funds) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other registered funds), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) of the Adviser and the Sub-Adviser (with respect to the China Funds) and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund has a different investment objective than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 5, 2023 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Funds), including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and the Sub-Adviser (with respect to the China Funds) provide under, the Agreements, including, where applicable, (i) (with respect to the VanEck Digital India ETF, Green Metals ETF, Natural Resources ETF and Oil Services ETF) (the “Unitary Funds”) the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) and (ii) (with respect to all other Funds) (the “Non-Unitary Funds”) the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Funds and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub- Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

72

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Funds) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub- Adviser (with respect to the China Funds) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Funds) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other registered funds. The Trustees noted that the information provided showed that each Fund (except as noted) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, each of the VanEck Agribusiness ETF, Gold Miners ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Rare Earth/Strategic Metals ETF and Uranium + Nuclear Energy ETF had management fees (after the effect of any applicable fee waiver) below the average and equal to the median of its respective peer group of funds, each of the VanEck Africa Index ETF and Vietnam ETF had management fees above the average and below the median of its respective peer group of funds, each of the VanEck Green Metals ETF and Natural Resources ETF had management fees above the average and median of its respective peer group of funds, the VanEck Digital India ETF had management fees above the average and equal to the median of its peer group of funds, and the VanEck Oil Services ETF had management fees equal to the average and median of its peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck Brazil Small-Cap ETF, Gold Miners ETF, and Oil Services ETF had a total expense ratio (after the effect of any applicable expense limitation) below the average and equal to the median of its respective peer group of funds, each of the VanEck Africa Index ETF, Israel ETF, Junior Gold Miners ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable expense limitation) below the average and above the median of its respective peer group of funds, each of the VanEck ChiNext ETF, Digital India ETF, Green Metals ETF and Oil Refiners ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and equal to the median of its respective peer group of funds, each of the VanEck Egypt Index ETF, Low Carbon Energy ETF and Uranium + Nuclear Energy ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, and the VanEck India Growth Leaders ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and below the median of its peer group of funds. The Trustees reviewed the amount by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds and the fact that the Sub-Adviser had not identified any such monetary benefits.

The Trustees also considered information provided by the Adviser and Sub-Adviser (with respect to the China Funds) about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The

73

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2023 (unaudited) (continued)

Trustees also evaluated the extent to which management fees for the Funds effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Adviser has capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rates for the China Funds are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser and the profits earned by the Sub-Adviser with respect to the China Funds, if any, were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2023 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Agreement is in the best interest of each Fund and such Fund’s shareholders.

VanEck Future of Food ETF

At a meeting held on June 8, 2023 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Future of Food ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2023. At that meeting, the

Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Fund and the Fund’s peer funds (certain other registered funds), information about the advisory services provided to the Fund and the personnel providing those services, and the profitability (or the absence of profitability) and the benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. In addition, as noted below, the Trustees reviewed certain performance information for the Fund which was not provided by Broadridge and which did not compare the Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Fund.

The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 5, 2023 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management

74

Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

In evaluating the performance of the Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing the Fund’s performance to that of certain other registered funds. The Trustees also considered information from the Adviser regarding the performance of the Fund against its benchmark. The Trustees noted that the Fund had underperformed its benchmark for the one-year period ended December 31, 2022 and the period since its inception on November 30, 2021 through December 31, 2022, but also that the Fund had outperformed another benchmark that the Adviser informed the Board was more representative of the Fund’s investment strategy for the one-year period ended December 31, 2022. Based on the totality of the foregoing, the Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Fund’s expenses and performance to that of certain other registered funds. The Trustees noted that the information provided showed that the Fund had management fees above the average and median of its peer group of funds. The Trustees also noted that the information provided showed that the Fund had a total expense ratio above the average and median of its peer group of funds. The Trustees reviewed the amount by which the Fund’s management fees and total expense ratio exceeded the average and median of its peer group and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Fund were reasonable in light of the performance of the Fund and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreement, received by the Adviser from serving as adviser to the Fund.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and the fact that the Adviser did not earn any profits from managing the Fund. The Trustees reviewed the Fund’s asset size and expense ratio and noted that the Investment Management Agreement does not include breakpoints in the advisory fee rates as asset levels in the Fund increase. The Trustees considered the potential variability in the net assets of the Fund and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Fund effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for the Fund is reasonable and appropriate in relation to the current asset size of the Fund and the other factors discussed above and that the advisory fee rate for the Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2023 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

75

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

June 30, 2023 (unaudited) (continued)

VanEck CMCI Commodity Strategy ETF

At a meeting held on June 8, 2023 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck CMCI Commodity Strategy ETF (formerly VanEck Commodity Index ETF) (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2023. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 5, 2023 meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (inclusive of any subsidiary expenses) excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2023 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

76

VANECK ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for many Funds, redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2022 to December 31, 2022 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

77

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	NRSAR

SEMI-ANNUAL REPORT June 30, 2023 (unaudited)

Africa Index ETF	AFK
Brazil Small-Cap ETF	BRF
China Growth Leaders ETF	GLCN
ChiNext ETF	CNXT
Digital India ETF	DGIN
Egypt Index ETF	EGPT
India Growth Leaders ETF	GLIN
Indonesia Index ETF	IDX
Israel ETF	ISRA
Vietnam ETF	VNM

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2023.

VANECK ETF TRUST

PRESIDENT’S LETTER

June 30, 2023 (unaudited)

Dear Fellow Shareholders:

Our outlook for financial markets in 2023 was “sideways.” The three major forces—monetary policy, government spending and economic growth—are negative or muted. This remains my view despite events in the last few months, discussed at the end of this letter.

Discussion

To recap this cycle: stocks and bonds historically do not perform well when the Fed tightens monetary conditions, and that’s just what the Fed announced it would be doing at the end of 2021. This would include raising rates and changing its balance sheet actions, which doesn’t create a great environment for financial assets.

There are three things investors continue to face, none of which is particularly positive for financial assets.

1. Monetary Policy: Tightening

Money supply exploded during the COVID–19 pandemic, but it started shrinking in late 2022. This withdrawal of money supply is bad for stock and bond returns.

A second, modern component to monetary policy is the Fed balance sheet. After buying bonds during the pandemic, the Fed has now started shrinking the balance sheet—from a high of almost $9 trillion in early 2022, assets dropped to just short of $8.4 trillion by the end of June.1 The Fed has only shrunk its balance sheet once before, so we are facing an unknown.

As we’ve been saying since the summer of 2022, when wage inflation was confirmed, what the Fed is fighting is wage inflation. That is the kind of inflation that is endemic and hard to manage once it takes hold, not least because it creates a spiraling effect. And this is the battle that is at full pitch—the labor market has remained strong.

While headline inflation is falling, we are still in the “higher for longer” camp. The Fed seems likely to continue holding, or even raising, interest rates and will probably continue to shrink its balance sheet. This is not supportive of stock or bond markets.

2. Fiscal Tightening

A second bearish factor is that government spending is unlikely to increase next year. The Republicans, who won control of the House of Representatives, are looking to slow government spending. And even Democrats like Larry Summers believe that stimulus spending during the pandemic led to inflation. The debt ceiling compromise and the Supreme Court rejection of student debt relief continue this trend.

3. Global Growth is at Low Levels

Both Chinese and European growth, for different reasons, were slow in 2022. Over the last 20 years, the U.S. and China have been the two main pillars of global growth. In China, the post-COVID-19 growth has been more domestic and consumer-led, not enough to overcome the property sector malaise.

China growth estimates range from low (1% to 3%) to “high” (4% to 5%). Many “bulls” point to China as a potential catalyst for a better-than-expected economic outlook. I don’t see it. In coming years, we will likely have to look to India, Indonesia and Africa to take up the baton as pillars of higher percentage global growth.

I don’t believe that we will escape these three dampeners on stock and bond returns in 2023—higher interest rates, no government spending growth and tepid global growth. We will need upside corporate profitability surprises or high Chinese growth to substantially boost markets this year, in our view.

However, after the 2022 losses, bond investments are now offering attractive yields, so this has been our favorite asset class to buy and remains our preference. (See What to Buy? Bonds. When? Now.2) Because of higher interest rates, bonds can offer adequate returns, as they did in the 1970s even though that decade was the worst for interest rates in the last 100 years.

1

VANECK ETF TRUST

PRESIDENT’S LETTER

(unaudited) (continued)

Outlook

My basic outlook favoring bonds hasn’t changed. But I should address two events of the first half of this year—monetary stimuli and AI (artificial intelligence).

There were two unexpected monetary stimuli in early 2023, but I think both are temporary. The first was the wave of money from Asia at year-end: Japanese bond buying of approximately $600 billion and Chinese money supply growth post-COVID-19. The second monetary stimulus was the credit the Fed provided to banks during the mini-bank crisis of March. While I believe this crisis will prove to be idiosyncratic in nature, I’m worried that it could lead to a contraction of credit, but this may be offset by China reopening. Also, I think it is important to note that substantially less credit flows to the real economy from banks (through loans they continue to hold) and much more through alternative credit funds. These funds typically don’t offer daily liquidity, so any credit crunch is likely to be extenuated over several quarters. So, I don’t see these two events as significantly changing the “sideways” trajectory of 2023.

AI and the instant success of ChatGPT have driven another wave of enthusiasm for tech stocks, but the valuations seem stretched to me. And large-cap earnings are still on a downward or flat trajectory, so I’m not chasing this rally.

My final thought is that, while I think the Fed won’t stimulate for a while, this is a good time to get positioned in assets that would benefit from that stimulus, namely gold and BTC (bitcoin).

We thank you for investing with VanEck. On the following pages, you will find financial statements for each of the funds for the six month period ended June 30, 2023. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

July 7, 2023

PS The investing outlook can change suddenly. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”.3 Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1 U.S. Federal Reserve: FEDERAL RESERVE Statistical Release, June 22, 2023, https://www.federalreserve.gov/releases/h41/20230629/

2 What to Buy? Bonds. When? Now, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-what-to-buy-bonds-when-now/.

3 https://www.vaneck.com/us/en/subscribe/

2

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2023 to June 30, 2023.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2023 - June 30, 2023(a)
Africa Index ETF
Actual	$1,000.00	$932.10	1.23%	$5.89
Hypothetical (b)	$1,000.00	$1,018.70	1.23%	$6.16
Brazil Small-Cap ETF
Actual	$1,000.00	$1,333.30	0.67%	$3.88
Hypothetical (b)	$1,000.00	$1,021.47	0.67%	$3.36
China Growth Leaders ETF
Actual	$1,000.00	$911.60	0.60%	$2.84
Hypothetical (b)	$1,000.00	$1,021.82	0.60%	$3.01
ChiNext ETF
Actual	$1,000.00	$906.30	0.65%	$3.07
Hypothetical (b)	$1,000.00	$1,021.57	0.65%	$3.26
Digital India ETF
Actual	$1,000.00	$1,119.40	0.76%	$3.99
Hypothetical (b)	$1,000.00	$1,021.03	0.76%	$3.81
Egypt Index ETF
Actual	$1,000.00	$938.70	1.81%	$8.70
Hypothetical (b)	$1,000.00	$1,015.82	1.81%	$9.05
India Growth Leaders ETF
Actual	$1,000.00	$1,115.30	0.95%	$4.98
Hypothetical (b)	$1,000.00	$1,020.08	0.95%	$4.76
3

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2023 - June 30, 2023(a)
Indonesia Index ETF
Actual	$1,000.00	$1,044.00	0.59%	$2.99
Hypothetical (b)	$1,000.00	$1,021.87	0.59%	$2.96
Israel ETF
Actual	$1,000.00	$987.50	0.60%	$2.96
Hypothetical (b)	$1,000.00	$1,021.82	0.60%	$3.01
Vietnam ETF
Actual	$1,000.00	$1,132.60	0.78%	$4.12
Hypothetical (b)	$1,000.00	$1,020.93	0.78%	$3.91

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2023), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
4

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.3%
Australia: 5.1%
AVZ Minerals Ltd. *∞	1,399,901	$293,531
Paladin Energy Ltd. *	2,013,752	989,665
Perseus Mining Ltd.	922,306	1,023,799
		2,306,995
Canada: 8.1%
B2Gold Corp. (USD)	40,604	144,956
Barrick Gold Corp. (USD)	72,132	1,221,195
Ivanhoe Mines Ltd. * †	253,408	2,317,201
		3,683,352
China: 3.7%
CMOC Group Ltd. (HKD) †	3,219,000	1,694,638
Egypt: 4.9%
Centamin Plc (GBP)	495,211	575,179
Commercial International Bank Egypt SAE (USD) (GDR) †	1,469,764	1,675,531
		2,250,710
Ghana: 2.2%
Kosmos Energy Ltd. (USD) *	168,633	1,010,112
India: 1.1%
MakeMyTrip Ltd. (USD) *	18,836	508,195
Indonesia: 0.8%
Golden Agri-Resources Ltd. (SGD)	2,028,600	367,810
Kenya: 5.1%
Equity Group Holdings Plc	3,543,400	963,976
Safaricom Plc	10,810,500	1,345,546
		2,309,522
Morocco: 15.8%
Attijariwafa Bank	65,825	2,950,736
Bank of Africa	59,617	1,065,369
Banque Centrale Populaire	89,162	2,371,736
Co. Sucrerie Marocaine et de Raffinage	41,437	815,792
		7,203,633
Nigeria: 5.4%
Guaranty Trust Holding Co. Plc	15,748,709	720,529
MTN Nigeria Communications Plc	2,940,775	1,050,991
Zenith Bank Plc	14,952,315	670,886
		2,442,406
Norway: 0.1%
Scatec ASA 144A	9,500	62,304
South Africa: 33.3%
Absa Group Ltd.	64,498	573,532
African Rainbow Minerals Ltd.	8,953	94,106
Anglo American Platinum Ltd. †	5,008	225,540
Anglo American Plc (GBP)	67,444	1,922,409
Aspen Pharmacare Holdings Ltd.	25,059	243,538
AVI Ltd.	22,556	81,147
	Number of Shares	Value
South Africa (continued)
Bid Corp. Ltd.	18,227	$398,758
Bidvest Group Ltd.	15,718	217,683
Capitec Bank Holdings Ltd. †	7,781	645,764
Clicks Group Ltd. †	17,192	237,787
Discovery Ltd. *	35,720	275,776
Exxaro Resources Ltd.	12,339	107,220
FirstRand Ltd.	401,374	1,457,099
Gold Fields Ltd. (ADR)	59,889	828,265
Growthpoint Properties Ltd.	267,233	164,941
Harmony Gold Mining Co. Ltd. (ADR) †	31,909	134,018
Impala Platinum Holdings Ltd.	60,243	399,853
Investec Plc (GBP)	44,399	248,817
Life Healthcare Group Holdings Ltd.	61,135	66,503
Momentum Metropolitan Holdings	92,101	88,138
Mr Price Group Ltd.	18,607	141,408
MTN Group Ltd.	97,278	712,087
MultiChoice Group	19,238	97,243
Naspers Ltd.	7,673	1,381,076
Nedbank Group Ltd.	33,204	401,850
Netcare Ltd.	95,150	72,579
Northam Platinum Holdings Ltd. *	16,524	109,756
Old Mutual Ltd.	320,447	205,606
Pepkor Holdings Ltd. 144A	103,106	90,034
Remgro Ltd.	36,429	283,564
Resilient REIT Ltd.	22,210	49,743
Sanlam Ltd.	137,605	425,025
Sappi Ltd. †	22,426	46,309
Sasol Ltd. (ADR) †	39,069	483,674
Shoprite Holdings Ltd.	35,349	422,425
Sibanye Stillwater Ltd. (ADR) †	49,352	307,956
SPAR Group Ltd. †	11,688	65,062
Standard Bank Group Ltd.	100,176	942,309
Thungela Resources Ltd.	9,925	77,566
Tiger Brands Ltd. †	9,146	80,659
Vodacom Group Ltd. †	35,757	221,987
Woolworths Holdings Ltd.	54,625	206,582
		15,235,394
Tanzania: 3.0%
AngloGold Ashanti Ltd. (ADR) †	28,504	601,149
Helios Towers Plc (GBP) *	653,999	776,990
		1,378,139
United Arab Emirates: 3.6%
Itissalat Al-Maghrib (MAD)	170,348	1,633,869
United Kingdom: 4.8%
Airtel Africa Plc 144A	723,959	992,197
Endeavour Mining Plc	44,200	1,062,621
Kumba Iron Ore Ltd. (ZAR)	4,959	116,112
		2,170,930

See Notes to Financial Statements

5

VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
United States: 0.7%
Royal Caribbean Cruises Ltd. *	3,158	$327,611
Zambia: 2.6%
First Quantum Minerals Ltd. (CAD)	50,652	1,199,648
Zimbabwe: 0.0%
Delta Corp. Ltd.	15,980	5,897
Ecocash Holdings Zimbabwe Ltd. *	32,900	823
		6,720
Total Common Stocks (Cost: $44,322,413)		45,791,988
	Number of Shares	Value
RIGHTS: 0.0% (Cost: $0)
Morocco: 0.0%
Bank of Africa, MAD 170.00, exp. 10/03/23 *	25	$7
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $44,322,413)		45,791,995

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.4%
Money Market Fund: 2.4% (Cost: $1,116,905)
State Street Navigator Securities Lending Government Money Market Portfolio	1,116,905	1,116,905
Total Investments: 102.7% (Cost: $45,439,318)		46,908,900
Liabilities in excess of other assets: (2.7)%		(1,215,180)
NET ASSETS: 100.0%		$45,693,720

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
MAD	Moroccan Dirham
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,708,154.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,144,535, or 2.5% of net assets.

See Notes to Financial Statements

6

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	34.8%	$15,967,074
Materials	32.3	14,801,916
Communication Services	14.9	6,830,908
Consumer Discretionary	5.8	2,654,906
Consumer Staples	5.5	2,475,337
Energy	4.8	2,184,563
Health Care	0.8	382,620
Industrials	0.5	217,683
Real Estate	0.5	214,684
Utilities	0.1	62,304
	100.0%	$45,791,995

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$2,013,464	$293,531	$2,306,995
Canada	3,683,352	—	—	3,683,352
China	—	1,694,638	—	1,694,638
Egypt	1,675,531	575,179	—	2,250,710
Ghana	1,010,112	—	—	1,010,112
India	508,195	—	—	508,195
Indonesia	—	367,810	—	367,810
Kenya	2,309,522	—	—	2,309,522
Morocco	4,831,897	2,371,736	—	7,203,633
Nigeria	1,771,520	670,886	—	2,442,406
Norway	—	62,304	—	62,304
South Africa	5,094,161	10,141,233	—	15,235,394
Tanzania	601,149	776,990	—	1,378,139
United Arab Emirates	1,633,869	—	—	1,633,869
United Kingdom	992,197	1,178,733	—	2,170,930
United States	327,611	—	—	327,611
Zambia	1,199,648	—	—	1,199,648
Zimbabwe	6,720	—	—	6,720
Rights *	7	—	—	7
Money Market Fund	1,116,905	—	—	1,116,905
Total Investments	$26,762,396	$19,852,973	$293,531	$46,908,900

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

7

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 90.6%
Automobiles & Components: 0.8%
Mahle Metal Leve SA	29,200	$283,816
Banks: 1.4%
Inter & Co., Inc. (BDR) *	155,300	480,346
Capital Goods: 2.9%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA *	232,150	64,483
Armac Locacao Logistica E Servicos SA	57,650	180,359
Iochpe Maxion SA	74,552	194,469
Kepler Weber SA	70,800	139,879
Mills Estruturas e Servicos de Engenharia SA	82,100	193,239
Tupy SA	40,400	221,229
		993,658
Commercial & Professional Services: 1.6%
Ambipar Participacoes e Empreendimentos SA	33,350	151,699
Boa Vista Servicos SA *	125,050	207,363
Orizon Valorizacao de Residuos SA *	24,500	190,803
		549,865
Consumer Discretionary Distribution & Retail: 2.7%
Grupo SBF SA	75,700	210,111
Pet Center Comercio e Participacoes SA	199,650	274,362
Via SA *	968,600	434,921
		919,394
Consumer Durables & Apparel: 9.0%
Cury Construtora e Incorporadora SA	97,300	326,149
Cyrela Brazil Realty SA Empreendimentos e Participacoes	175,600	738,237
Direcional Engenharia SA	62,500	256,490
Ez Tec Empreendimentos e Participacoes SA	110,502	425,096
Grendene SA	150,350	234,873
Guararapes Confeccoes SA	64,300	103,671
MRV Engenharia e Participacoes SA	234,500	566,636
Vivara Participacoes SA	75,100	446,691
		3,097,843
Consumer Services: 7.6%
Afya Ltd. * †	18,087	253,942
Anima Holding SA *	189,700	166,000
Arco Platform Ltd. * †	3,528	42,830
Arcos Dorados Holdings, Inc.	70,235	719,909
Cogna Educacao SA *	1,066,150	725,878
Cruzeiro do Sul Educacional SA	55,650	44,746
YDUQS Participacoes SA *	138,150	571,850
Zamp SA *	114,700	108,994
		2,634,149
	Number of Shares	Value
Consumer Staples Distribution & Retail: 1.7%
Cia Brasileira de Distribuicao (ADR) * †	94,127	$362,389
Dimed SA Distribuidora da Medicamentos	62,650	167,479
Empreendimentos Pague Menos SA *	66,757	56,465
		586,333
Energy: 8.2%
3R Petroleum Oleo e Gas SA *	163,201	1,017,406
AES Brasil Energia SA	177,772	454,807
Enauta Participacoes SA	60,400	173,321
Karoon Energy Ltd. *	400,952	528,596
Modec, Inc. * †	15,400	149,491
Petroreconcavo SA	128,800	515,663
		2,839,284
Financial Services: 0.8%
BR Advisory Partners Participacoes SA	38,150	115,051
Vinci Partners Investments Ltd.	16,678	155,439
		270,490
Food, Beverage & Tobacco: 8.3%
Adecoagro SA †	46,476	435,015
BrasilAgro - Co. Brasileira de Propriedades Agricolas	44,200	226,252
BRF SA (ADR) * †	450,973	856,849
Camil Alimentos SA *	76,900	113,386
Jalles Machado SA	120,500	189,249
Marfrig Global Foods SA	250,000	379,579
Minerva SA	193,200	428,912
Tres Tentos Agroindustrial SA	94,400	253,339
		2,882,581
Health Care Equipment & Services: 5.2%
Centro De Imagem Diagnosticos SA *	28,650	142,407
Fleury SA *	227,987	764,210
Hospital Mater Dei SA	31,900	71,019
Odontoprev SA	175,740	460,619
Oncoclinicas do Brasil Servicos Medicos SA *	142,500	300,583
Qualicorp Consultoria e Corretora de Seguros SA	73,100	73,891
		1,812,729
Insurance: 1.1%
IRB-Brasil Resseguros SA *	42,373	385,394
Materials: 5.4%
Cia Brasileira de Aluminio	144,450	152,046
Dexco SA *	304,600	531,183
ERO Copper Corp. * †	46,970	950,214
Irani Papel e Embalagem SA	80,250	155,365
Largo, Inc. * †	18,920	80,788
		1,869,596
Media & Entertainment: 0.4%
VTEX *	29,333	140,799
Pharmaceuticals, Biotechnology & Life Sciences: 0.3%
Blau Farmaceutica SA	24,450	95,028

See Notes to Financial Statements

8

	Number of Shares	Value
Real Estate Management & Development: 8.3%
Aliansce Sonae Shopping Centers SA	334,744	$1,723,286
Iguatemi SA	166,250	778,440
JHSF Participacoes SA	195,500	207,822
LOG Commercial Properties e Participacoes SA	28,600	139,709
		2,849,257
Semiconductors & Semiconductor Equipment: 1.6%
SMART Global Holdings, Inc. * †	18,585	539,151
Software & Services: 2.3%
Clear Sale SA *	54,100	75,701
Locaweb Servicos de Internet SA 144A	193,500	346,734
Sinqia SA *	48,650	224,646
Sonda SA	303,512	147,581
		794,662
Technology Hardware & Equipment: 0.7%
Ituran Location and Control Ltd.	7,369	171,992
Multilaser Industrial SA *	161,600	84,037
		256,029
Telecommunication Services: 0.5%
Oi SA *	439,386	96,352
Unifique Telecomunicacoes SA	95,950	82,360
		178,712
Transportation: 11.1%
Azul SA (ADR) * †	73,726	1,009,309
EcoRodovias Infraestrutura e Logistica SA	253,140	343,638
Gol Linhas Aereas Inteligentes SA (ADR) * †	80,371	438,826
Hidrovias do Brasil SA *	322,500	214,183
Log-in Logistica Intermodal SA *	10,550	113,075
Movida Participacoes SA	96,100	211,339
Santos Brasil Participacoes SA	510,600	1,083,433
SIMPAR SA	228,650	429,298
		3,843,101
Utilities: 8.7%
Alupar Investimento SA	175,606	1,099,509
Cia de Saneamento de Minas Gerais Copasa *	126,688	559,594
Cia de Saneamento do Parana *	228,950	1,045,246
Omega Energia SA *	127,402	300,665
		3,005,014
Total Common Stocks (Cost: $29,615,352)		31,307,231

PREFERRED SECURITIES: 9.5%
Banks: 3.2%
Banco ABC Brasil SA*	56,320	224,306
Banco do Estado do Rio Grande do Sul SA	145,750	456,591
	Number of Shares	Value
Banks (continued)
Banco Pan SA*	228,500	$436,652
		1,117,549
Capital Goods: 2.2%
Marcopolo SA	380,559	414,083
Randon SA Implementos e Participacoes	135,400	344,142
		758,225
Consumer; Cyclical: 0.8%
Alpargatas SA*	132,750	257,837
Energy: 2.2%
Raizen SA	823,500	756,735
Information Technology: 1.1%
Cia de Ferro Ligas da Bahia	24,050	243,453
Taurus Armas SA	47,950	150,914
		394,367
Total Preferred Securities (Cost: $2,345,596)		3,284,713
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $31,960,948)		34,591,944

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.7%
Money Market Fund: 6.7% (Cost: $2,301,920)
State Street Navigator Securities Lending Government Money Market Portfolio	2,301,920	2,301,920
Total Investments: 106.8% (Cost: $34,262,868)		36,893,864
Liabilities in excess of other assets: (6.8)%		(2,351,596)
NET ASSETS: 100.0%		$34,542,268

See Notes to Financial Statements

9

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,947,034.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $346,734, or 1.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	20.1%	$6,935,202
Industrials	17.8	6,144,849
Consumer Staples	10.8	3,726,751
Utilities	10.0	3,459,821
Energy	9.1	3,141,213
Real Estate	8.2	2,849,257
Financials	6.5	2,253,779
Information Technology	5.7	1,984,209
Health Care	5.5	1,907,757
Materials	5.4	1,869,596
Communication Services	0.9	319,510
	100.0%	$34,591,944

See Notes to Financial Statements

10

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$283,816	$—	$—	$283,816
Banks	480,346	—	—	480,346
Capital Goods	993,658	—	—	993,658
Commercial & Professional Services	549,865	—	—	549,865
Consumer Discretionary Distribution & Retail	919,394	—	—	919,394
Consumer Durables & Apparel	3,097,843	—	—	3,097,843
Consumer Services	2,634,149	—	—	2,634,149
Consumer Staples Distribution & Retail	586,333	—	—	586,333
Energy	2,161,197	678,087	—	2,839,284
Financial Services	270,490	—	—	270,490
Food, Beverage & Tobacco	2,882,581	—	—	2,882,581
Health Care Equipment & Services	1,812,729	—	—	1,812,729
Insurance	385,394	—	—	385,394
Materials	1,869,596	—	—	1,869,596
Media & Entertainment	140,799	—	—	140,799
Pharmaceuticals, Biotechnology & Life Sciences	95,028	—	—	95,028
Real Estate Management & Development	2,849,257	—	—	2,849,257
Semiconductors & Semiconductor Equipment	539,151	—	—	539,151
Software & Services	794,662	—	—	794,662
Technology Hardware & Equipment	256,029	—	—	256,029
Telecommunication Services	178,712	—	—	178,712
Transportation	3,843,101	—	—	3,843,101
Utilities	3,005,014	—	—	3,005,014
Preferred Securities *	3,284,713	—	—	3,284,713
Money Market Fund	2,301,920	—	—	2,301,920
Total Investments	$36,215,777	$678,087	$—	$36,893,864

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

11

VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.6%
Automobiles & Components: 0.1%
Zhejiang Qianjiang Motorcycle Co. Ltd. *	6,100	$15,313
Banks: 0.5%
Bank of Chengdu Co. Ltd. *	39,600	66,548
Capital Goods: 6.2%
Dongguan Dingtong Precision Metal Co. Ltd.	1,500	20,166
Greentown Management Holdings Co. Ltd. 144A *	12,000	9,564
Guangzhou Haoyang Electronic Co. Ltd.	1,900	28,636
Guangzhou KDT Machinery Co. Ltd.	8,360	22,617
Hangzhou Weiguang Electronic Co. Ltd.	2,700	10,053
Hangzhou Zhongtai Cryogenic Technology Corp.	4,600	9,151
Hoyuan Green Energy Co. Ltd. *	3,740	38,415
Jiangsu Hengli Hydraulic Co. Ltd.	10,144	89,825
Jiangxi Special Electric Motor Co. Ltd. *	32,800	53,945
Jingjin Equipment, Inc.	5,800	25,041
Keda Industrial Group Co. Ltd.	31,500	49,312
Morimatsu International Holdings Co. Ltd. *	9,000	7,422
Nantong Jianghai Capacitor Co. Ltd.	12,100	35,470
Ningbo Haitian Precision Machinery Co. Ltd.	2,000	9,170
Shanghai Hanbell Precise Machinery Co. Ltd.	13,000	44,698
Shanxi Coal International Energy Group Co. Ltd.	20,100	40,056
Shijiazhuang Shangtai Technology Co. Ltd.	6,800	52,882
TBEA Co. Ltd. *	74,700	229,358
TKD Science and Technology Co. Ltd.	5,840	13,353
Warom Technology, Inc. Co.	3,300	12,085
Xinte Energy Co. Ltd. * †	29,200	62,171
		863,390
Consumer Durables & Apparel: 4.7%
Biem.L.Fdlkk Garment Co. Ltd.	10,900	53,139
Chow Tai Seng Jewellery Co. Ltd.	9,100	22,287
DR Corp. Ltd.	9,000	47,633
Ecovacs Robotics Co. Ltd.	4,100	43,930
Huali Industrial Group Co. Ltd.	24,300	163,243
Li Ning Co. Ltd. *	54,500	294,287
Tonze New Energy Technology Co. Ltd.	5,500	10,587
Wenzhou Yuanfei Pet Toys Products Co. Ltd.	4,620	9,609
	Number of Shares	Value
Consumer Durables & Apparel (continued)
Zhejiang Cayi Vacuum Container Co. Ltd.	2,400	$12,800
		657,515
Consumer Services: 0.3%
East Buy Holding Ltd. 144A * †	10,500	34,309
Energy: 12.4%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd.	12,100	12,973
Guanghui Energy Co. Ltd.	100,400	94,880
Guizhou Panjiang Refined Coal Co. Ltd.	19,700	18,836
Inner Mongolia Yitai Coal Co. Ltd.	54,700	74,910
Jinneng Holding Shanxi Coal Industry Co. Ltd.	39,800	51,250
Jizhong Energy Resources Co. Ltd.	29,300	25,722
PetroChina Co. Ltd.	1,422,000	987,301
Pingdingshan Tianan Coal Mining Co. Ltd.	30,200	31,324
Shaanxi Coal Industry Co. Ltd.	74,700	186,971
Shandong Xinchao Energy Corp. Ltd. *	108,700	37,885
Shanxi Lanhua Sci-Tech Venture Co. Ltd.	18,720	21,080
Shanxi Lu’an Environmental Energy Development Co. Ltd.	24,500	55,027
Yankuang Energy Group Co. Ltd.	28,700	118,146
		1,716,305
Food, Beverage & Tobacco: 12.8%
Anhui Yingjia Distillery Co. Ltd.	4,500	39,541
Cheng De Lolo Co. Ltd.	23,200	28,262
China Feihe Ltd. 144A	92,000	51,348
Chongqing Brewery Co. Ltd.	4,800	60,865
Jiangsu King’s Luck Brewery JSC Ltd.	11,400	82,878
JiuGui Liquor Co. Ltd.	5,500	68,337
Luzhou Laojiao Co. Ltd.	16,428	473,926
Meihua Holdings Group Co. Ltd.	40,600	49,920
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	9,595	244,403
Sichuan Swellfun Co. Ltd.	4,400	35,748
Wuliangye Yibin Co. Ltd.	28,330	638,616
		1,773,844
Health Care Equipment & Services: 5.6%
Andon Health Co. Ltd.	6,300	30,570
Dian Diagnostics Group Co. Ltd.	14,000	49,390
Guangzhou Kingmed Diagnostics Group Co. Ltd.	6,500	67,561
Guangzhou Wondfo Biotech Co. Ltd.	7,830	28,686
Hangzhou Alltest Biotech Co. Ltd.	888	6,373
Jiangsu Bioperfectus Technologies Co. Ltd. *	577	4,383
JiangXi Sanxin Medtec Co. Ltd.	11,440	10,749

See Notes to Financial Statements

12

	Number of Shares	Value
Health Care Equipment & Services (continued)
Sansure Biotech, Inc.	6,676	$15,478
Shanghai Labway Clinical Laboratory Co. Ltd.	5,300	12,623
Shanghai MicroPort Endovascular MedTech Group Co. Ltd.	800	19,776
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	10,344	427,422
Shenzhen YHLO Biotech Co. Ltd.	7,900	20,036
Suzhou Iron Technology Co. Ltd.	1,900	8,478
Tofflon Science & Technology Group Co. Ltd.	10,800	33,821
Wuhan Easydiagnosis Biomedicine Co. Ltd.	3,825	13,637
Zhejiang Gongdong Medical Technology Co. Ltd.	2,700	20,799
		769,782
Household & Personal Products: 0.1%
Tongling Jieya Biologic Technology Co. Ltd.	2,000	9,966
Industrials: 0.0%
Sichuan Languang Justbon Services Group Co. Ltd. ∞	3,300	0
Materials: 20.3%
Anhui Annada Titanium Industry Co. Ltd.	4,800	7,521
Anhui Guangxin Agrochemical Co. Ltd.	8,300	30,905
Anhui Jinhe Industrial Co. Ltd.	7,000	22,764
Canmax Technologies Co. Ltd.	16,520	81,573
Chengxin Lithium Group Co. Ltd.	12,100	53,141
China Hongqiao Group Ltd.	57,600	47,043
China Jushi Co. Ltd.	54,300	105,865
China Northern Rare Earth Group High-Tech Co. Ltd.	53,300	176,094
CNSIG Inner Mongolia Chemical Industry Co. Ltd.	25,720	31,891
Dalian Bio-Chem Co. Ltd.	3,220	4,493
Dongyue Group Ltd. †	32,000	24,033
Fufeng Group Ltd. †	30,000	15,202
Fujian Yongan Forestry Group *	7,100	11,897
Ganfeng Lithium Group Co. Ltd.	43,300	364,542
Guangzhou Tinci Materials Technology Co. Ltd.	38,900	221,030
Huafon Chemical Co. Ltd.	41,800	39,470
Hubei Shuanghuan Science and Technology Stock Co. Ltd. *	7,900	9,262
Hubei Yihua Chemical Industry Co. Ltd.	18,500	29,264
Hunan Haili Chemical Industry Co. Ltd. *	9,000	9,622
Inner Mongolia ERDOS Resources Co. Ltd.	16,552	20,449
	Number of Shares	Value
Materials (continued)
Jiangsu Changhai Composite Materials Co. Ltd.	9,700	$18,489
Jiangsu Flag Chemical Industry Co. Ltd.	9,900	14,144
Jiangsu Sopo Chemical Co.	12,900	11,592
Jiangxi Chenguang New Materials Co. Ltd.	5,798	14,209
KBC Corp. Ltd. *	2,210	52,196
Lecron Industrial Development Group Co. Ltd. *	27,500	26,832
Lier Chemical Co. Ltd.	10,800	19,194
Nantong Jiangshan Agrochemical & Chemical LLC	5,655	18,472
Qinghai Salt Lake Industry Co. Ltd. *	83,900	221,478
Satellite Chemical Co. Ltd.	39,355	81,053
Shandong Fiberglass Group Co. Ltd.	8,780	9,062
Shandong Haihua Co. Ltd.	12,400	11,637
Shandong Hualu Hengsheng Chemical Co. Ltd.	34,600	145,870
Shanghai Chlor-Alkali Chemical Co. Ltd.	7,500	9,265
Shenghe Resources Holding Co. Ltd. *	28,300	50,192
Shinghwa Advanced Material Group Co. Ltd.	3,000	24,473
Sichuan Anning Iron and Titanium Co. Ltd.	6,900	30,514
Sichuan Hebang Biotechnology Co. Ltd.	128,100	42,892
Sichuan Meifeng Chemical *	11,100	12,462
Sichuan Yahua Industrial Group Co. Ltd.	25,300	61,991
Sinomine Resource Group Co. Ltd.	12,380	87,023
Snowsky Salt Industry Group Co. Ltd.	33,800	36,954
Tangshan Sunfar Silicon Industry Co. Ltd.	5,000	13,618
Tianqi Lithium Corp.	25,900	249,902
Xinjiang Xuefeng Sci-Tech Group Co. Ltd.	12,700	14,484
YongXing Special Materials Technology Co. Ltd.	9,330	80,584
Youngy Co. Ltd.	4,400	40,534
Zangge Mining Co. Ltd.	11,500	35,751
Zhejiang Jiahua Energy Chemical Industry Co. Ltd.	19,100	24,758
Zhejiang Oceanking Development Co. Ltd.	4,400	7,225
Zhejiang Xinan Chemical Industrial Group Co. Ltd.	27,840	41,904
		2,814,815
Media & Entertainment: 8.0%
37 Interactive Entertainment Network Technology Group Co. Ltd.	32,200	154,660
Focus Technology Co. Ltd.	5,900	32,554

See Notes to Financial Statements

13

VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Media & Entertainment (continued)
G-bits Network Technology Xiamen Co. Ltd.	900	$60,757
Heilongjiang Publishing & Media Co. Ltd. *	10,100	15,818
Hubei Century Network Technology Co. Ltd.	7,380	25,148
Kingnet Network Co. Ltd. *	31,300	67,873
Tencent Holdings Ltd.	17,900	758,923
		1,115,733
Pharmaceuticals, Biotechnology & Life Sciences: 11.4%
Asymchem Laboratories Tianjin Co. Ltd.	1,600	25,980
Beijing Hotgen Biotech Co. Ltd. *	1,345	7,852
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd.	17,745	163,153
Changchun High & New Technology Industry Group, Inc.	7,300	137,104
Chengdu Kanghua Biological Products Co. Ltd.	2,000	18,134
China Medical System Holdings Ltd.	27,000	44,051
Chongqing Zhifei Biological Products Co. Ltd.	55,400	337,418
Daan Gene Co. Ltd.	22,700	31,153
Getein Biotech, Inc.	6,200	10,997
Guangdong Hybribio Biotech Co. Ltd.	9,950	13,733
Hangzhou Biotest Biotech Co. Ltd.	1,983	7,768
Hubei Jumpcan Pharmaceutical Co. Ltd. *	7,500	29,982
Hunan Jiudian Pharmaceutical Co. Ltd.	5,900	21,435
Jiangsu Cowin Biotech Co. Ltd.	2,880	11,956
Porton Pharma Solutions Ltd.	7,900	32,222
SciClone Pharmaceuticals Holdings Ltd. 144A †	4,500	6,076
Shandong WIT Dyne Health Co. Ltd.	4,200	20,401
Shanghai Medicilon, Inc.	2,240	26,262
Shenyang Xingqi Pharmaceutical Co. Ltd.	2,000	58,778
Tonghua Dongbao Pharmaceutical Co. Ltd.	33,100	47,574
WuXi AppTec Co. Ltd.	43,600	374,404
Xiamen Amoytop Biotech Co. Ltd.	2,200	13,279
Zhejiang Garden Biopharmaceutical Co. Ltd.	8,900	14,225
Zhejiang Jiuzhou Pharmaceutical Co. Ltd.	11,800	44,449
Zhejiang NHU Co. Ltd.	35,692	75,642
Zhejiang Orient Gene Biotech Co. Ltd.	2,043	10,613
		1,584,641
	Number of Shares	Value
Real Estate Management & Development: 1.2%
A-Living Smart City Services Co. Ltd. 144A *	15,500	$9,999
CIFI Ever Sunshine Services Group Ltd. †	20,000	4,721
Country Garden Services Holdings Co. Ltd. †	47,000	60,985
Evergrande Property Services Group Ltd. 144A *∞	44,000	0
Longfor Group Holdings Ltd. 144A †	37,000	90,345
Powerlong Commercial Management Holdings Ltd.	4,000	1,988
		168,038
Semiconductors & Semiconductor Equipment: 8.5%
Amlogic Shanghai Co. Ltd. *	4,500	52,258
Dioo Microcircuits Co. Ltd. Jiangsu	6,400	28,454
GigaDevice Semiconductor, Inc.	12,080	177,098
Jiangsu Pacific Quartz Co. Ltd.	3,700	57,935
SG Micro Corp.	7,380	83,533
Shanghai Orient-Chip Technology Co. Ltd.	2,682	19,496
StarPower Semiconductor Ltd.	3,200	94,933
Thinkon Semiconductor Jinzhou Corp.	1,600	6,963
Tongwei Co. Ltd.	56,600	267,527
Unigroup Guoxin Microelectronics Co. Ltd.	14,200	182,498
Yangling Metron New Material, Inc.	5,400	32,271
Yangzhou Yangjie Electronic Technology Co. Ltd.	5,700	31,879
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	14,700	143,782
		1,178,627
Software & Services: 0.8%
Beijing CTJ Information Technology Co. Ltd.	4,320	44,514
Chinasoft International Ltd. *	58,000	36,575
Fujian Boss Software Development Co. Ltd.	13,740	29,012
		110,101
Technology Hardware & Equipment: 4.1%
Anfu CE LINK Ltd.	2,700	7,328
Avary Holding Shenzhen Co. Ltd.	11,500	38,452
Beijing JCZ Technology Co. Ltd.	2,500	10,891
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd.	3,200	28,768
China Zhenhua Group Science & Technology Co. Ltd.	8,000	105,613
Cowell E Holdings, Inc. * †	5,000	9,275
Donghua Testing Technology Co. Ltd.	2,200	13,545
Eoptolink Technology, Inc. Ltd.	16,432	153,931

See Notes to Financial Statements

14

	Number of Shares	Value
Technology Hardware & Equipment (continued)
Guangxi Oriental Intelligent Manufacturing Technology Co. Ltd. *	26,300	$10,718
Shenzhen BSC Technology Co. Ltd.	1,500	11,285
Sihui Fuji Electronic Technology Co. Ltd.	2,100	11,986
Xiamen Faratronic Co. Ltd.	3,200	60,500
Yealink Network Technology Corp. Ltd.	15,420	74,419
Zhuzhou Hongda Electronics Corp. Ltd.	5,300	32,659
		569,370
Transportation: 2.5%
Anhui Expressway Co. Ltd.	6,600	9,521
	Number of Shares	Value
Transportation (continued)
Antong Holdings Co. Ltd. *	53,300	$20,478
COSCO Shipping Holdings Co. Ltd.	139,600	180,818
Eastern Air Logistics Co. Ltd.	12,300	22,016
Shanghai Zhonggu Logistics Co. Ltd.	24,920	37,045
YTO Express Group Co. Ltd.	36,200	72,535
		342,413
Utilities: 0.1%
Xinjiang Xintai Natural Gas Co. Ltd.	5,300	19,580
Total Common Stocks (Cost: $17,196,310)		13,810,290
Total Investments: 99.6% (Cost: $17,196,310)		13,810,290
Other assets less liabilities: 0.4%		55,861
NET ASSETS: 100.0%		$13,866,151

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $293,082.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $201,641, or 1.5% of net assets.

Summary of Investments by Sector	% of Investments	Value
Materials	20.4%	$2,814,815
Health Care	17.1	2,354,423
Information Technology	13.4	1,858,098
Consumer Staples	12.9	1,783,810
Energy	12.4	1,716,305
Industrials	8.8	1,205,803
Communication Services	8.1	1,115,733
Consumer Discretionary	5.1	707,137
Real Estate	1.2	168,038
Financials	0.5	66,548
Utilities	0.1	19,580
	100.0%	$13,810,290

See Notes to Financial Statements

15

VANECK CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$15,313	$—	$15,313
Banks	—	66,548	—	66,548
Capital Goods	20,166	843,224	—	863,390
Consumer Durables & Apparel	22,409	635,106	—	657,515
Consumer Services	—	34,309	—	34,309
Energy	—	1,716,305	—	1,716,305
Food, Beverage & Tobacco	—	1,773,844	—	1,773,844
Health Care Equipment & Services	47,208	722,574	—	769,782
Household & Personal Products	—	9,966	—	9,966
Industrials	—	—	0	0
Materials	—	2,814,815	—	2,814,815
Media & Entertainment	85,905	1,029,828	—	1,115,733
Pharmaceuticals, Biotechnology & Life Sciences	105,448	1,479,193	—	1,584,641
Real Estate Management & Development	—	168,038	0	168,038
Semiconductors & Semiconductor Equipment	—	1,178,627	—	1,178,627
Software & Services	44,514	65,587	—	110,101
Technology Hardware & Equipment	—	569,370	—	569,370
Transportation	—	342,413	—	342,413
Utilities	—	19,580	—	19,580
Total Investments	$325,650	$13,484,640	$0	$13,810,290

See Notes to Financial Statements

16

VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Automobiles & Components: 0.3%
Fulin Precision Co. Ltd.	34,000	$54,476
Capital Goods: 36.3%
Beijing Easpring Material Technology Co. Ltd.	19,100	132,894
Contemporary Amperex Technology Co. Ltd.	118,420	3,736,097
Dongguan Yiheda Automation Co. Ltd.	5,152	31,717
East Group Co. Ltd.	48,900	45,180
Eve Energy Co. Ltd.	59,196	493,912
Gaona Aero Material Co. Ltd.	13,500	73,214
Ginlong Technologies Co. Ltd. *	9,550	137,106
Guangzhou Great Power Energy & Technology Co. Ltd. *	14,800	97,976
Jiangsu Haili Wind Power Equipment Technology Co. Ltd.	4,100	43,527
JL Mag Rare-Earth Co. Ltd. *	18,000	74,267
Luoyang Xinqianglian Slewing Bearing Co. Ltd.	8,500	43,757
Qingdao TGOOD Electric Co. Ltd. *	31,300	89,676
Shenzhen Inovance Technology Co. Ltd.	90,385	799,956
Shenzhen Minglida Precision Technology Co. Ltd.	7,100	40,986
Sungrow Power Supply Co. Ltd.	47,400	762,400
Sunwoda Electronic Co. Ltd.	65,300	146,990
Suzhou Maxwell Technologies Co. Ltd.	6,804	158,622
Wuxi Lead Intelligent Equipment Co. Ltd.	47,020	234,698
Xi’an Triangle Defense Co. Ltd.	13,800	64,196
		7,207,171
Commercial & Professional Services: 1.2%
Beijing Originwater Technology Co. Ltd.	84,300	62,208
Centre Testing International Group Co. Ltd.	66,400	178,080
		240,288
Consumer Durables & Apparel: 0.2%
Huali Industrial Group Co. Ltd.	7,200	48,368
Consumer Services: 0.6%
Songcheng Performance Development Co. Ltd.	69,021	118,048
Financial Services: 7.3%
Beijing Compass Technology Development Co. Ltd. *	11,600	77,638
East Money Information Co. Ltd.	589,544	1,154,854
Hithink RoyalFlush Information Network Co. Ltd.	9,300	224,632
		1,457,124
Food, Beverage & Tobacco: 4.0%
Wens Foodstuffs Group Co. Ltd.	251,980	636,421
	Number of Shares	Value
Food, Beverage & Tobacco (continued)
Yihai Kerry Arawana Holdings Co. Ltd.	26,700	$147,082
		783,503
Health Care Equipment & Services: 11.9%
Aier Eye Hospital Group Co. Ltd.	193,957	495,663
Dian Diagnostics Group Co. Ltd.	22,200	78,318
Intco Medical Technology Co. Ltd.	20,620	62,474
Jafron Biomedical Co. Ltd.	20,600	65,761
Lepu Medical Technology Beijing Co. Ltd.	58,013	180,397
Ovctek China, Inc.	23,200	96,487
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	23,200	958,641
Shenzhen New Industries Biomedical Engineering Co. Ltd.	14,100	114,346
Sonoscape Medical Corp.	11,800	88,462
Tofflon Science & Technology Group Co. Ltd.	12,100	37,893
Winner Medical Co. Ltd.	9,240	52,992
Winning Health Technology Group Co. Ltd.	83,066	123,620
		2,355,054
Household & Personal Products: 1.2%
By-health Co. Ltd.	46,800	154,420
Yunnan Botanee Bio-Technology Group Co. Ltd.	6,100	74,661
		229,081
Materials: 7.1%
Canmax Technologies Co. Ltd.	24,370	120,336
CNGR Advanced Material Co. Ltd.	14,100	117,094
Hubei Dinglong Co. Ltd.	32,500	110,818
Hubei Feilihua Quartz Glass Co. Ltd.	19,600	132,858
Shandong Sinocera Functional Material Co. Ltd.	36,900	139,254
Shandong Weifang Rainbow Chemical Co. Ltd.	4,300	46,495
Shenzhen Capchem Technology Co. Ltd.	22,500	161,024
Shenzhen Dynanonic Co. Ltd.	9,916	150,931
Shenzhen Senior Technology Material Co. Ltd.	54,391	128,867
Sinofibers Technology Co. Ltd.	15,900	103,485
Sunresin New Materials Co. Ltd.	11,550	99,214
Weihai Guangwei Composites Co. Ltd.	24,960	105,958
		1,416,334
Media & Entertainment: 2.1%
Beijing Enlight Media Co. Ltd.	66,742	74,340
Kunlun Tech Co. Ltd.	35,900	198,829
Mango Excellent Media Co. Ltd.	29,370	138,549
		411,718

See Notes to Financial Statements

17

VANECK CHINEXT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences: 8.9%
Anhui Anke Biotechnology Group Co. Ltd.	50,200	$69,051
Betta Pharmaceuticals Co. Ltd.	12,000	79,358
BGI Genomics Co. Ltd.	11,000	90,801
China Resources Boya Bio-pharmaceutical Group Co. Ltd.	13,500	67,418
Chongqing Zhifei Biological Products Co. Ltd.	52,153	317,642
Hangzhou Tigermed Consulting Co. Ltd. *	25,406	225,777
Hualan Biological Bacterin, Inc.	3,500	16,032
Imeik Technology Development Co. Ltd.	4,200	257,257
Pharmaron Beijing Co. Ltd. *	26,850	141,490
Porton Pharma Solutions Ltd.	15,800	64,444
Shenzhen Kangtai Biological Products Co. Ltd. *	29,120	101,832
Walvax Biotechnology Co. Ltd.	77,061	280,344
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. *	12,900	59,691
		1,771,137
Semiconductors & Semiconductor Equipment: 6.4%
Hangzhou Chang Chuan Technology Co. Ltd.	16,500	107,959
Ingenic Semiconductor Co. Ltd.	13,800	168,009
Konfoong Materials International Co. Ltd.	9,000	84,361
Risen Energy Co. Ltd. *	30,800	108,763
SG Micro Corp.	14,235	161,123
Shenzhen SC New Energy Technology Corp.	11,800	182,639
Wuhan DR Laser Technology Corp. Ltd.	6,400	57,154
Yangling Metron New Material, Inc.	7,340	43,865
Yangzhou Yangjie Electronic Technology Co. Ltd.	13,800	77,182
	Number of Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	29,000	$283,652
		1,274,707
Software & Services: 3.7%
Beijing Sinnet Technology Co.Ltd. *	64,900	96,213
Empyrean Technology Co. Ltd.	3,900	66,058
Isoftstone Information Technology Group Co. Ltd.	17,250	64,678
Longshine Technology Group Co. Ltd.	25,900	83,169
Sangfor Technologies, Inc. *	11,100	173,279
Semitronix Corp.	2,100	23,963
Thunder Software Technology Co. Ltd.	16,400	217,872
		725,232
Technology Hardware & Equipment: 8.6%
Anker Innovations Technology Co. Ltd.	7,400	89,168
Chaozhou Three-Circle Group Co. Ltd. *	58,600	236,787
Lens Technology Co. Ltd.	91,868	148,826
Leyard Optoelectronic Co. Ltd.	94,400	84,883
Maxscend Microelectronics Co. Ltd.	15,921	212,052
Shenzhen Longsys Electronics Co. Ltd.	1,700	23,887
Shenzhen Sunway Communication Co. Ltd.	38,201	105,764
Wuhu Token Science Co. Ltd.	96,700	80,359
Yealink Network Technology Corp. Ltd.	21,540	103,955
Zhongji Innolight Co. Ltd.	28,500	578,716
Zhuzhou Hongda Electronics Corp. Ltd.	6,200	38,205
		1,702,602
Total Common Stocks (Cost: $17,219,524)		19,794,843
Total Investments: 99.8% (Cost: $17,219,524)		19,794,843
Other assets less liabilities: 0.2%		41,808
NET ASSETS: 100.0%		$19,836,651

Footnotes:

*	Non-income producing

See Notes to Financial Statements

18

Summary of Investments by Sector	% of Investments	Value
Industrials	37.6%	$7,447,459
Health Care	20.8	4,126,191
Information Technology	18.7	3,702,541
Financials	7.4	1,457,124
Materials	7.1	1,416,334
Consumer Staples	5.2	1,012,584
Communication Services	2.1	411,718
Consumer Discretionary	1.1	220,892
	100.0%	$19,794,843

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$19,794,843	$—	$19,794,843

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

19

VANECK DIGITAL INDIA ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Capital Goods: 0.6%
IndiaMart InterMesh Ltd. 144A	388	$13,338
Commercial & Professional Services: 4.4%
L&T Technology Services Ltd. 144A	723	34,845
WNS Holdings Ltd. (ADR) *	917	67,601
		102,446
Consumer Durables & Apparel: 0.9%
Dixon Technologies India Ltd.	377	20,216
Consumer Services: 5.8%
MakeMyTrip Ltd. *	1,210	32,646
Zomato Ltd. *	112,042	102,801
		135,447
Energy: 8.0%
Reliance Industries Ltd. 144A (GDR)	2,981	185,641
Financial Services: 5.3%
ICICI Securities Ltd. 144A	2,126	15,798
IIFL Finance Ltd.	4,009	24,769
Indian Energy Exchange Ltd. 144A	5,638	8,756
One 97 Communications Ltd. *	6,845	72,569
		121,892
Insurance: 3.2%
PB Fintech Ltd. *	8,656	73,709
Media & Entertainment: 4.0%
Info Edge India Ltd.	1,702	93,333
Software & Services: 52.7%
Coforge Ltd.	869	50,099
Cyient Ltd.	1,777	32,567
	Number of Shares	Value
Software & Services (continued)
Happiest Minds Technologies Ltd.	929	$11,116
HCL Technologies Ltd.	9,857	143,296
Infosys Ltd. (ADR)	11,494	184,709
KPIT Technologies Ltd.	4,333	57,766
LTIMindtree Ltd. 144A	1,703	108,328
Mphasis Ltd.	2,184	50,654
Oracle Financial Services Software Ltd.	615	29,001
Persistent Systems Ltd.	993	60,890
Tanla Platforms Ltd.	1,735	21,700
Tata Consultancy Services Ltd.	3,965	160,214
Tata Elxsi Ltd.	919	85,337
Tech Mahindra Ltd.	9,311	128,913
Wipro Ltd. (ADR)	23,165	109,339
		1,233,929
Technology Hardware & Equipment: 2.0%
Redington Ltd.	13,794	31,373
Tejas Networks Ltd. 144A *	1,961	17,365
		48,738
Telecommunication Services: 10.8%
Bharti Airtel Ltd.	14,281	153,187
Indus Towers Ltd. *	22,008	44,161
Tata Communications Ltd.	1,802	35,100
Vodafone Idea Ltd. *	218,001	19,843
		252,291
Transportation: 2.4%
Delhivery Ltd. *	11,902	55,367
Total Common Stocks (Cost: $2,430,522)		2,336,347
Total Investments: 100.1% (Cost: $2,430,522)		2,336,347
Liabilities in excess of other assets: (0.1)%		(2,914)
NET ASSETS: 100.0%		$2,333,433

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $384,071, or 16.5% of net assets.

Summary of Investments by Sector	% of Investments	Value
Information Technology	54.9%	$1,282,667
Communication Services	14.8	345,625
Financials	8.3	195,600
Energy	7.9	185,641
Industrials	7.4	171,151
Consumer Discretionary	6.7	155,663
	100.0%	$2,336,347

See Notes to Financial Statements

20

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Capital Goods	$—	$13,338	$—	$13,338
Commercial & Professional Services	67,601	34,845	—	102,446
Consumer Durables & Apparel	—	20,216	—	20,216
Consumer Services	32,646	102,801	—	135,447
Energy	—	185,641	—	185,641
Financial Services	—	121,892	—	121,892
Insurance	—	73,709	—	73,709
Media & Entertainment	—	93,333	—	93,333
Software & Services	294,048	939,881	—	1,233,929
Technology Hardware & Equipment	—	48,738	—	48,738
Telecommunication Services	—	252,291	—	252,291
Transportation	—	55,367	—	55,367
Total Investments	$394,295	$1,942,052	$—	$2,336,347

See Notes to Financial Statements

21

VANECK EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 94.8%
Automobiles & Components: 1.4%
GB Corp. *	1,038,399	$218,687
Banks: 7.2%
Commercial International Bank Egypt SAE (GDR)	972,343	1,108,471
Capital Goods: 6.5%
ElSewedy Electric Co.	1,478,999	989,310
Consumer Discretionary Distribution & Retail: 1.1%
MM Group for Industry & International Trade SAE *	856,339	175,090
Consumer Durables & Apparel: 2.6%
Oriental Weavers	824,765	396,368
Consumer Services: 1.8%
Cairo Investment & Real Estate Development Co. SAE	805,281	273,670
Energy: 3.8%
Capricorn Energy Plc *	244,917	582,408
Financial Services: 19.6%
E-Finance for Digital & Financial Investments	1,112,017	613,949
Egypt Kuwait Holding Co. SAE	683,218	786,036
Egyptian Financial Group-Hermes Holding Co. *	1,161,462	711,222
Egyptian Financial Group-Hermes Holding Co. (GDR) *	330,842	266,328
Fawry for Banking & Payment Technology Services SAE *	3,440,121	632,648
		3,010,183
	Number of Shares	Value
Food, Beverage & Tobacco: 8.6%
Eastern Co. SAE	1,893,133	$1,313,349
Health Care Equipment & Services: 2.3%
Cleopatra Hospital *	2,494,268	360,630
Materials: 21.5%
Abou Kir Fertilizers & Chemical Industries	666,779	967,001
Alexandria Mineral Oils Co.	1,693,038	446,640
Centamin Plc	521,849	606,119
Egyptian Chemical Industries KIMA *	504,639	148,561
Ezz Steel Co. SAE *	500,444	586,709
Sidi Kerir Petrochemicals Co.	749,981	538,093
		3,293,123

Real Estate Management & Development: 14.2%
Emaar Misr for Development SAE *	2,086,165	199,899
Heliopolis Housing	1,324,456	490,777
Medinet Nasr Housing	4,240,965	495,839
Palm Hills Developments SAE *	4,253,854	293,142
Talaat Moustafa Group	2,357,023	689,994
		2,169,651
Telecommunication Services: 4.2%
Telecom Egypt Co.	768,467	643,159
Total Common Stocks (Cost: $13,766,340)		14,534,099
Total Investments: 94.8% (Cost: $13,766,340)		14,534,099
Other assets less liabilities: 5.2%		790,788
NET ASSETS: 100.0%		$15,324,887

Definitions:

GDR	Global Depositary Receipt

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Financials	28.3%	$4,118,654
Materials	22.7	3,293,123
Real Estate	14.9	2,169,651
Consumer Staples	9.1	1,313,349
Consumer Discretionary	7.3	1,063,815
Industrials	6.8	989,310
Communication Services	4.4	643,159
Energy	4.0	582,408
Health Care	2.5	360,630
	100.0%	$14,534,099

See Notes to Financial Statements

22

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$218,687	$—	$218,687
Banks	1,108,471	—	—	1,108,471
Capital Goods	—	989,310	—	989,310
Consumer Discretionary Distribution & Retail	—	175,090	—	175,090
Consumer Durables & Apparel	396,368	—	—	396,368
Consumer Services	—	273,670	—	273,670
Energy	—	582,408	—	582,408
Financial Services	880,277	2,129,906	—	3,010,183
Food, Beverage & Tobacco	—	1,313,349	—	1,313,349
Health Care Equipment & Services	—	360,630	—	360,630
Materials	538,093	2,755,030	—	3,293,123
Real Estate Management & Development	490,777	1,678,874	—	2,169,651
Telecommunication Services	—	643,159	—	643,159
Total Investments	$3,413,986	$11,120,113	$—	$14,534,099

See Notes to Financial Statements

23

VANECK INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 5.0%
Eicher Motors Ltd.	40,829	$1,785,105
Federal-Mogul Goetze India Ltd. *	15,557	70,672
Sona Blw Precision Forgings Ltd. 144A	84,277	531,387
UNO Minda Ltd.	54,564	387,548
		2,774,712
Banks: 16.8%
Axis Bank Ltd.	230,938	2,786,580
Bank of Baroda	541,855	1,261,851
CSB Bank Ltd. *	25,477	88,496
ICICI Bank Ltd.	228,742	2,618,865
Karnataka Bank Ltd.	88,993	206,058
State Bank of India	353,376	2,475,013
		9,436,863
Capital Goods: 12.4%
Action Construction Equipment Ltd.	9,460	56,714
AIA Engineering Ltd.	9,324	364,362
Apar Industries Ltd.	4,723	200,355
Bharat Electronics Ltd.	1,108,628	1,702,560
Cummins India Ltd.	41,327	980,966
Data Patterns India Ltd.	3,256	74,319
Elgi Equipments Ltd.	58,161	384,907
Grindwell Norton Ltd.	14,621	407,034
Hindustan Aeronautics Ltd.	24,936	1,154,911
Ingersoll Rand India Ltd.	1,896	66,136
KEI Industries Ltd.	16,687	472,282
Polycab India Ltd.	17,113	742,191
Praj Industries Ltd.	36,015	166,106
Shanthi Gears Ltd.	6,058	34,889
		6,807,732
Commercial & Professional Services: 2.2%
BLS International Services Ltd.	29,603	75,247
Indian Railway Catering & Tourism Corp. Ltd.	94,153	730,710
L&T Technology Services Ltd. 144A	8,675	418,090
		1,224,047
Consumer Durables & Apparel: 0.1%
Mirza International Ltd. *	12,550	7,507
Redtape Ltd.	12,550	33,633
		41,140
Consumer Services: 0.1%
Easy Trip Planners Ltd. *	129,169	63,990
Energy: 8.4%
Coal India Ltd.	631,394	1,781,211
Great Eastern Shipping Co. Ltd.	24,768	224,696
Oil & Natural Gas Corp. Ltd.	1,177,823	2,305,437
Oil India Ltd.	108,044	323,344
		4,634,688
Financial Services: 3.4%
Angel One Ltd.	10,744	225,632
Shriram Finance Ltd.	77,534	1,643,560
		1,869,192
	Number of Shares	Value
Food, Beverage & Tobacco: 7.7%
Godfrey Phillips India Ltd.	3,900	$80,242
ITC Ltd.	511,378	2,819,748
KRBL Ltd.	17,418	72,425
Radico Khaitan Ltd.	100	1,475
Varun Beverages Ltd.	141,752	1,390,010
		4,363,900
Health Care Equipment & Services: 0.3%
Rainbow Children’s Medicare Ltd.	15,678	184,178
Materials: 9.0%
Archean Chemical Industries Ltd. *	11,717	76,706
Bayer CropScience Ltd.	3,953	211,299
Deepak Fertilisers & Petrochemicals Corp. Ltd.	18,588	127,849
Fine Organic Industries Ltd.	2,539	151,671
Gravita India Ltd. *	4,787	35,502
Gujarat Fluorochemicals Ltd.	9,505	340,383
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	26,484	193,852
Gujarat State Fertilizers & Chemicals Ltd.	67,441	135,063
JK Paper Ltd.	23,240	90,985
National Aluminium Co. Ltd.	247,902	248,972
NMDC Ltd.	347,786	444,995
PI Industries Ltd.	25,892	1,239,652
Rain Industries Ltd.	54,647	108,915
Ramkrishna Forgings Ltd.	17,988	97,843
Sharda Cropchem Ltd.	6,549	44,289
Solar Industries India Ltd.	7,987	364,684
Sumitomo Chemical India Ltd.	38,491	204,966
Tata Chemicals Ltd.	48,218	589,713
Tinplate Co. of India Ltd. *	7,956	32,413
Usha Martin Ltd.	65,311	215,837
		4,955,589
Media & Entertainment: 4.0%
Affle India Ltd. *	15,248	204,357
Brightcom Group Ltd.	402,589	153,321
Chennai Super Kings Cricket Ltd. *∞ ø	1,298,085	1,655,118
Sun TV Network Ltd.	26,104	140,023
		2,152,819
Pharmaceuticals, Biotechnology & Life Sciences: 6.3%
Dr. Reddy’s Laboratories Ltd.	35,471	2,233,964
Granules India Ltd.	40,986	148,531
Laurus Labs Ltd. 144A	109,857	491,496
Marksans Pharma Ltd.	71,474	79,606
Zydus Lifesciences Ltd.	77,220	549,562
		3,503,159
Real Estate Management & Development: 0.8%
Oberoi Realty Ltd.	35,983	432,847
Software & Services: 23.4%
Coforge Ltd.	11,481	661,893
Happiest Minds Technologies Ltd.	21,346	255,417

See Notes to Financial Statements

24

	Number of Shares	Value
Software & Services (continued)
HCL Technologies Ltd.	176,170	$2,561,079
Infosys Ltd. (ADR)	132,734	2,133,035
KPIT Technologies Ltd.	48,121	641,532
LTIMindtree Ltd. 144A	28,598	1,819,126
Persistent Systems Ltd.	16,002	981,236
Sonata Software Ltd.	23,977	295,726
Tanla Platforms Ltd.	21,497	268,869
Tata Consultancy Services Ltd.	58,867	2,378,657
Tata Elxsi Ltd.	10,752	998,412
		12,994,982
Total Common Stocks (Cost: $43,388,527)		55,439,838
Total Investments: 99.9% (Cost: $43,388,527)		55,439,838
Other assets less liabilities: 0.1%		37,398
NET ASSETS: 100.0%		$55,477,236

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $1,655,118, or 3.0% of net assets

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,260,099, or 5.9% of net assets.

Restricted securities held by the Fund as of June 30, 2023 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/2015	1,298,085	$35,108	$1,655,118	3.0%

Summary of Investments by Sector	% of Investments	Value
Information Technology	23.4%	$12,994,984
Financials	20.4	11,306,052
Industrials	14.5	8,031,780
Materials	8.9	4,955,591
Energy	8.4	4,634,688
Consumer Staples	7.9	4,363,898
Health Care	6.6	3,687,337
Consumer Discretionary	5.2	2,879,841
Communication Services	3.9	2,152,820
Real Estate	0.8	432,847
	100.0%	$55,439,838

See Notes to Financial Statements

25

VANECK INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$2,774,712	$—	$2,774,712
Banks	—	9,436,863	—	9,436,863
Capital Goods	—	6,807,732	—	6,807,732
Commercial & Professional Services	—	1,224,047	—	1,224,047
Consumer Durables & Apparel	—	41,140	—	41,140
Consumer Services	—	63,990	—	63,990
Energy	—	4,634,688	—	4,634,688
Financial Services	—	1,869,192	—	1,869,192
Food, Beverage & Tobacco	—	4,363,900	—	4,363,900
Health Care Equipment & Services	—	184,178	—	184,178
Materials	—	4,955,589	—	4,955,589
Media & Entertainment	—	497,701	1,655,118	2,152,819
Pharmaceuticals, Biotechnology & Life Sciences	—	3,503,159	—	3,503,159
Real Estate Management & Development	—	432,847	—	432,847
Software & Services	2,133,035	10,861,947	—	12,994,982
Total Investments	$2,133,035	$51,651,685	$1,655,118	$55,439,838

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2023:

Common Stock
Balance as of December 31, 2022	$1,526,697
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	128,421
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2023	$1,655,118

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023:

	Value as of June 30, 2023	Valuation Technique	Unobservable Input Description(1)	Unobservable Input	Impact to Valuation from an Increase in Input(2)
Common Stock
Media & Entertainment	$1,655,118	Market Approach	Revenue Multiple	17.5x – 19.5x	Increase
			Illiquidity Discount	35%	Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.

(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Financial Statements

26

VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Banks: 28.5%
Bank Aladin Syariah Tbk PT *	1,670,300	$136,476
Bank Central Asia Tbk PT	3,798,500	2,329,613
Bank Jago Tbk PT *	1,078,400	230,702
Bank Mandiri Persero Tbk PT	5,589,004	1,945,014
Bank Negara Indonesia Persero Tbk PT	2,073,532	1,272,217
Bank Rakyat Indonesia Persero Tbk PT	6,401,133	2,336,999
		8,251,021
Capital Goods: 8.3%
Astra International Tbk PT	3,812,400	1,729,222
Jardine Cycle & Carriage Ltd.	26,388	679,963
		2,409,185
Consumer Discretionary Distribution & Retail: 6.8%
Bukalapak.com PT Tbk *	15,186,200	216,981
GoTo Gojek Tokopedia Tbk PT *	204,863,800	1,511,842
Mitra Adiperkasa Tbk PT *	2,261,000	255,177
		1,984,000
Consumer Staples Distribution & Retail: 2.6%
Sumber Alfaria Trijaya Tbk PT	4,386,200	755,794
Energy: 8.9%
Adaro Energy Indonesia Tbk PT	4,445,600	661,627
Banpu PCL (NVDR)	2,232,529	558,368
Bukit Asam Tbk PT	1,120,800	200,044
Bumi Resources Tbk PT *	45,414,900	348,355
Indo Tambangraya Megah Tbk PT	109,900	176,935
United Tractors Tbk PT	414,769	643,264
		2,588,593
Financial Services: 0.7%
BFI Finance Indonesia Tbk PT	2,041,600	194,953
Food, Beverage & Tobacco: 8.9%
Charoen Pokphand Indonesia Tbk PT *	2,005,600	704,977
First Pacific Co. Ltd.	565,250	195,954
Golden Agri-Resources Ltd.	1,374,800	249,268
Gudang Garam Tbk PT	128,400	236,459
Indofood CBP Sukses Makmur Tbk PT	615,900	466,225
Indofood Sukses Makmur Tbk PT	1,220,300	598,372
Japfa Comfeed Indonesia Tbk PT	1,466,800	131,042
		2,582,297
Health Care Equipment & Services: 0.8%
Mitra Keluarga Karyasehat Tbk PT	1,267,197	227,252
Household & Personal Products: 1.6%
Unilever Indonesia Tbk PT	1,590,700	452,873
Materials: 15.0%
Aneka Tambang Tbk	2,337,900	305,034
Avia Avian Tbk PT	4,305,300	190,964
Barito Pacific Tbk PT	7,588,843	378,186
	Number of Shares	Value
Materials (continued)
Bumi Resources Minerals Tbk PT *	22,464,600	$203,781
Chandra Asri Petrochemical Tbk PT	2,885,736	405,613
Indah Kiat Pulp & Paper Tbk PT	714,800	406,308
Indocement Tunggal Prakarsa Tbk PT	429,800	285,282
Merdeka Battery Materials Tbk PT *	7,805,000	421,681
Merdeka Copper Gold Tbk PT *	3,485,095	713,436
Nickel Industries Ltd.	462,357	274,964
Pabrik Kertas Tjiwi Kimia Tbk PT	346,200	143,004
Semen Indonesia Persero Tbk PT	919,562	374,489
Vale Indonesia Tbk PT	580,000	244,777
		4,347,519
Media & Entertainment: 0.7%
Elang Mahkota Teknologi Tbk PT	4,426,100	210,976
Pharmaceuticals, Biotechnology & Life Sciences: 2.6%
Kalbe Farma Tbk PT	5,472,500	748,921
Real Estate Management & Development: 2.1%
Bumi Serpong Damai Tbk PT *	2,236,300	163,530
Ciputra Development Tbk PT	2,421,595	170,783
Pakuwon Jati Tbk PT	3,882,200	126,286
Summarecon Agung Tbk PT	3,028,700	133,490
		594,089
Telecommunication Services: 10.4%
Indosat Tbk PT	358,600	206,845
Sarana Menara Nusantara Tbk PT	5,814,000	412,054
Smartfren Telecom Tbk PT *	35,426,400	142,574
Telkom Indonesia Persero Tbk PT (ADR) †	72,814	1,941,950
Tower Bersama Infrastructure Tbk PT	1,007,700	135,317
XL Axiata Tbk PT	1,240,775	162,357
		3,001,097
Transportation: 1.0%
Jasa Marga Persero Tbk PT	605,250	153,928
Transcoal Pacific Tbk PT	278,000	129,798
		283,726
Utilities: 0.9%
Perusahaan Gas Negara Tbk PT	2,897,500	253,656
Total Common Stocks (Cost: $37,142,009)		28,885,952

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%

See Notes to Financial Statements

27

VANECK INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
(Cost: $548)
State Street Navigator Securities Lending Government Money Market Portfolio	548	$548
	Number of Shares	Value
Total Investments: 99.8% (Cost: $37,142,557)		$28,886,500
Other assets less liabilities: 0.2%		70,198
NET ASSETS: 100.0%		$28,956,698

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,391,747.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	29.3%	$8,445,974
Materials	15.0	4,347,519
Consumer Staples	13.1	3,790,964
Communication Services	11.1	3,212,073
Industrials	9.3	2,692,911
Energy	9.0	2,588,593
Consumer Discretionary	6.9	1,984,000
Health Care	3.4	976,173
Real Estate	2.0	594,089
Utilities	0.9	253,656
	100.0%	$28,885,952

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$136,476	$8,114,545	$—	$8,251,021
Capital Goods	—	2,409,185	—	2,409,185
Consumer Discretionary Distribution & Retail	—	1,984,000	—	1,984,000
Consumer Staples Distribution & Retail	—	755,794	—	755,794
Energy	348,355	2,240,238	—	2,588,593
Financial Services	—	194,953	—	194,953
Food, Beverage & Tobacco	—	2,582,297	—	2,582,297
Health Care Equipment & Services	—	227,252	—	227,252
Household & Personal Products	—	452,873	—	452,873
Materials	816,426	3,531,093	—	4,347,519
Media & Entertainment	—	210,976	—	210,976
Pharmaceuticals, Biotechnology & Life Sciences	—	748,921	—	748,921
Real Estate Management & Development	—	594,089	—	594,089
Telecommunication Services	1,941,950	1,059,147	—	3,001,097
Transportation	129,798	153,928	—	283,726
Utilities	—	253,656	—	253,656
Money Market Fund	548	—	—	548
Total Investments	$3,373,553	$25,512,947	$—	$28,886,500

See Notes to Financial Statements

28

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Automobiles & Components: 1.1%
Mobileye Global, Inc. * †	16,566	$636,466
Banks: 16.5%
Bank Hapoalim BM	310,989	2,561,523
Bank Leumi Le-Israel BM	368,875	2,760,886
FIBI Holdings Ltd.	5,654	228,309
First International Bank Of Israel Ltd.	14,999	585,799
Israel Discount Bank Ltd.	304,112	1,517,470
Mizrahi Tefahot Bank Ltd.	44,461	1,484,981
		9,138,968
Capital Goods: 4.5%
Ashtrom Group Ltd.	8,071	111,866
Elbit Systems Ltd. †	7,514	1,570,125
Elco Ltd.	2,164	74,313
Electra Ltd.	331	136,709
Kornit Digital Ltd. *	10,916	320,603
Shapir Engineering and Industry Ltd.	23,737	163,690
Shikun & Binui Ltd. *	47,866	102,455
		2,479,761
Commercial & Professional Services: 0.9%
Danel Adir Yeoshua Ltd.	1,294	91,712
Fiverr International Ltd. * †	9,784	254,482
Hilan Ltd.	3,047	150,987
		497,181
Consumer Discretionary Distribution & Retail: 2.1%
Delek Automotive Systems Ltd.	11,276	86,430
Fox Wizel Ltd.	1,602	131,612
Global-e Online Ltd. *	23,465	960,657
		1,178,699
Consumer Durables & Apparel: 0.6%
Delta Galil Ltd.	3,672	144,000
Maytronics Ltd.	12,741	174,390
		318,390
Consumer Services: 0.5%
888 Holdings Plc * †	120,702	150,816
Fattal Holdings 1998 Ltd. *	1,310	127,375
		278,191
Consumer Staples Distribution & Retail: 0.6%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,380	141,000
Shufersal Ltd. *	33,539	175,654
		316,654
Energy: 2.2%
Delek Group Ltd.	3,041	348,518
Energean Plc	36,882	480,153
Oil Refineries Ltd.	808,116	231,380
Paz Oil Co. Ltd. *	1,625	174,615
		1,234,666
Financial Services: 1.9%
Isracard Ltd.	55,216	230,553
Payoneer Global, Inc. *	53,777	258,667
Plus500 Ltd.	23,618	439,892
Tel Aviv Stock Exchange Ltd. *	25,575	132,012
		1,061,124
	Number of Shares	Value
Food, Beverage & Tobacco: 0.5%
Strauss Group Ltd. *	13,157	$296,523
Health Care Equipment & Services: 3.8%
Inmode Ltd. *	24,841	927,811
Nano-X Imaging Ltd. * †	17,238	267,017
Novocure Ltd. *	14,114	585,731
OPKO Health, Inc. * †	141,180	306,361
		2,086,920
Insurance: 3.1%
Clal Insurance Enterprises Holdings Ltd. *	19,429	302,617
Harel Insurance Investments & Financial Services Ltd.	37,050	289,377
Lemonade, Inc. * †	19,854	334,540
Menora Mivtachim Holdings Ltd.	6,990	148,254
Migdal Insurance & Financial Holdings Ltd.	126,047	153,066
Phoenix Holdings Ltd.	51,157	514,541
		1,742,395
Materials: 2.3%
ICL Group Ltd.	171,341	938,948
Israel Corp. Ltd.	1,254	331,143
		1,270,091
Media & Entertainment: 1.8%
Perion Network Ltd. * †	14,839	455,112
Playtika Holding Corp. *	21,871	253,704
Taboola.com Ltd. *	65,331	203,180
Tremor International Ltd. (ADR) *	11,627	83,714
		995,710
Pharmaceuticals, Biotechnology & Life Sciences: 4.7%
Taro Pharmaceutical Industries Ltd. *	2,747	104,194
Teva Pharmaceutical Industries Ltd. (ADR) *	335,001	2,522,557
		2,626,751
Real Estate Management & Development: 4.2%
Airport City Ltd. *	14,858	195,828
Alony Hetz Properties & Investments Ltd.	32,839	257,420
Amot Investments Ltd.	54,654	286,875
Azrieli Group Ltd.	12,087	682,045
Big Shopping Centers Ltd. *	2,399	216,499
Melisron Ltd.	6,470	420,333
Mivne Real Estate KD Ltd.	80,253	195,898
Summit Real Estate Holdings Ltd.	7,364	94,969
		2,349,867
Semiconductors & Semiconductor Equipment: 12.5%
Camtek Ltd. * †	7,848	279,624
CEVA, Inc. *	5,212	133,167
Nova Ltd. *	5,726	671,660
SolarEdge Technologies, Inc. *	16,847	4,532,685
Tower Semiconductor Ltd. *	34,735	1,303,257
		6,920,393

See Notes to Financial Statements

29

VANECK ISRAEL ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Software & Services: 28.6%
Amdocs Ltd.	31,159	$3,080,067
Check Point Software Technologies Ltd. *	29,287	3,679,033
CyberArk Software Ltd. *	13,043	2,039,012
Formula Systems 1985 Ltd.	1,781	130,997
JFrog Ltd. *	23,694	656,324
Matrix IT Ltd.	7,597	154,918
Monday.com Ltd. *	7,930	1,357,775
Nice Ltd. (ADR) * †	16,490	3,405,185
One Software Technologies Ltd.	7,365	99,176
Sapiens International Corp. NV	9,164	243,762
Wix.com Ltd. *	13,581	1,062,577
		15,908,826
Technology Hardware & Equipment: 1.5%
Gilat Satellite Networks Ltd. * †	15,047	93,743
Nano Dimension Ltd. (ADR) * †	75,708	218,796
Radware Ltd. *	9,463	183,487
Stratasys Ltd. *	18,276	324,582
		820,608
Telecommunication Services: 1.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	670,937	818,723
Cellcom Israel Ltd. *	18,659	64,674
Partner Communications Co. Ltd. *	19,182	75,475
		958,872
	Number of Shares	Value
Transportation: 0.7%
ZIM Integrated Shipping Services Ltd. †	31,543	$390,818
Utilities: 3.5%
Energix-Renewable Energies Ltd.	67,341	218,643
Enlight Renewable Energy Ltd. *	27,359	481,958
Kenon Holdings Ltd.	5,909	138,064
OPC Energy Ltd. *	21,622	142,758
Ormat Technologies, Inc. †	12,100	973,566
		1,954,989
Total Common Stocks (Cost: $49,194,075)		55,462,863

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.7%
Money Market Fund: 3.7% (Cost: $2,040,559)
State Street Navigator Securities Lending Government Money Market Portfolio	2,040,559	2,040,559
Total Investments: 103.5% (Cost: $51,234,634)		57,503,422
Liabilities in excess of other assets: (3.5)%		(1,964,976)
NET ASSETS: 100.0%		$55,538,446

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $7,091,643.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	43.0%	$23,800,814
Financials	21.5	11,942,487
Health Care	8.5	4,713,671
Industrials	5.8	3,216,773
Consumer Discretionary	4.4	2,411,746
Real Estate	4.2	2,349,867
Utilities	3.5	1,954,989
Communication Services	3.5	1,954,582
Materials	2.3	1,270,091
Energy	2.2	1,234,666
Consumer Staples	1.1	613,177
	100.0%	$55,462,863

See Notes to Financial Statements

30

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$636,466	$—	$—	$636,466
Banks	—	9,138,968	—	9,138,968
Capital Goods	1,890,728	589,033	—	2,479,761
Commercial & Professional Services	254,482	242,699	—	497,181
Consumer Discretionary Distribution & Retail	960,657	218,042	—	1,178,699
Consumer Durables & Apparel	—	318,390	—	318,390
Consumer Services	—	278,191	—	278,191
Consumer Staples Distribution & Retail	—	316,654	—	316,654
Energy	480,153	754,513	—	1,234,666
Financial Services	698,559	362,565	—	1,061,124
Food, Beverage & Tobacco	—	296,523	—	296,523
Health Care Equipment & Services	2,086,920	—	—	2,086,920
Insurance	334,540	1,407,855	—	1,742,395
Materials	938,948	331,143	—	1,270,091
Media & Entertainment	995,710	—	—	995,710
Pharmaceuticals, Biotechnology & Life Sciences	2,626,751	—	—	2,626,751
Real Estate Management & Development	—	2,349,867	—	2,349,867
Semiconductors & Semiconductor Equipment	6,920,393	—	—	6,920,393
Software & Services	15,523,735	385,091	—	15,908,826
Technology Hardware & Equipment	820,608	—	—	820,608
Telecommunication Services	—	958,872	—	958,872
Transportation	390,818	—	—	390,818
Utilities	973,566	981,423	—	1,954,989
Money Market Fund	2,040,559	—	—	2,040,559
Total Investments	$38,573,593	$18,929,829	$—	$57,503,422

See Notes to Financial Statements

31

VANECK VIETNAM ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 10.5%
Bank for Foreign Trade of Vietnam JSC *	7,825,345	$33,234,242
Saigon - Hanoi Commercial Joint Stock Bank *	27,787,400	14,798,661
Vietnam Export Import Commercial JSB *	10,396,400	9,367,119
		57,400,022
Capital Goods: 8.0%
Development Investment Construction JSC *	9,004,286	8,073,184
Gelex Group JSC	10,858,064	8,953,190
Ha Do Group JSC *	2,298,320	3,785,172
Hoang Huy Investment Financial Services JSC	10,763,320	4,078,451
IDICO Corp. JSC	4,208,010	7,578,503
Tasco JSC *	5,615,400	4,595,176
Vietnam Construction and Import-Export JSC *	7,353,219	6,536,306
		43,599,982
Energy: 2.1%
PetroVietnam Drilling & Well Services JSC *	5,036,388	5,252,382
PetroVietnam Technical Services Corp.	4,491,200	6,169,806
		11,422,188
Financial Services: 15.2%
Sai Gon-Ha Noi Securities JSC *	11,733,650	6,572,527
SSI Securities Corp.	27,721,608	30,473,299
Vietcap Securities JSC	9,353,150	14,580,735
VIX Securities JSC	18,421,517	8,487,552
VNDirect Securities Corp. *	29,015,880	23,389,330
		83,503,443
Food, Beverage & Tobacco: 20.1%
HAGL JSC *	14,315,600	4,965,311
Hoang Anh Gia Lai International Agriculture JSC *	17,855,900	3,092,542
KIDO Group Corp.	2,502,930	6,653,349
Masan Group Corp.	8,378,276	26,779,388
Saigon Beer Alcohol Beverage Corp.	2,151,900	14,043,013
Thanh Thanh Cong - Bien Hoa JSC *	9,442,899	6,083,495
Vietnam Dairy Products JSC	13,377,541	40,318,465
	Number of Shares	Value
Food, Beverage & Tobacco (continued)
Vinh Hoan Corp.	3,076,600	$8,504,114
		110,439,677
Insurance: 1.1%
Bao Viet Holdings	3,238,196	6,071,220
Materials: 12.5%
Duc Giang Chemicals JSC	4,333,232	11,779,103
Hoa Phat Group JSC *	36,385,797	40,482,259
Hoa Sen Group *	7,027,601	4,920,923
PetroVietNam Ca Mau Fertilizer JSC	4,263,700	4,794,226
Petrovietnam Fertilizer & Chemicals JSC	4,333,700	6,404,966
		68,381,477
Real Estate Management & Development: 27.2%
Dat Xanh Group JSC *	6,345,900	4,015,666
Khang Dien House Trading and Investment JSC *	3,127,140	4,089,508
Kinh Bac City Development Holding Corp. *	7,727,600	9,662,136
Novaland Investment Group Corp. *	28,793,558	18,169,008
Phat Dat Real Estate Development Corp. *	10,367,700	7,390,400
Van Phu - Invest Investment JSC	3,572,960	7,838,895
Vincom Retail JSC *	12,200,222	13,910,297
Vingroup JSC *	19,168,349	41,486,777
Vinhomes JSC 144A *	18,301,567	42,779,337
		149,342,024
Transportation: 1.6%
Vietjet Aviation JSC *	2,180,740	8,719,261
Utilities: 1.6%
PetroVietnam Power Corp. *	15,717,310	8,972,417
Total Common Stocks (Cost: $476,115,650)		547,851,711

EXCHANGE TRADED FUND: 0.0% (Cost: $42,158)
DCVFMVN Diamond ETF	62,610	64,152

Total Investments: 99.9% (Cost: $476,157,808)		547,915,863
Other assets less liabilities: 0.1%		448,782
NET ASSETS: 100.0%		$548,364,645

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $42,779,337, or 7.8% of net assets.

See Notes to Financial Statements

32

Summary of Investments by Sector	% of Investments	Value
Real Estate	27.3%	$149,342,024
Financials	26.8	146,974,685
Consumer Staples	20.1	110,439,677
Materials	12.5	68,381,477
Industrials	9.6	52,319,243
Energy	2.1	11,422,188
Utilities	1.6	8,972,417
Exchange Traded Fund	0.0	64,152
	100.0%	$547,915,863

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Banks	$9,367,119	$48,032,903	$—	$57,400,022
Capital Goods	4,595,176	39,004,806	—	43,599,982
Energy	6,169,806	5,252,382	—	11,422,188
Financial Services	—	83,503,443	—	83,503,443
Food, Beverage & Tobacco	—	110,439,677	—	110,439,677
Insurance	—	6,071,220	—	6,071,220
Materials	—	68,381,477	—	68,381,477
Real Estate Management & Development	—	149,342,024	—	149,342,024
Transportation	8,719,261	—	—	8,719,261
Utilities	—	8,972,417	—	8,972,417
Exchange Traded Fund	—	64,152	—	64,152
Total Investments	$28,851,362	$519,064,501	$—	$547,915,863

See Notes to Financial Statements

33

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2023 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	China Growth Leaders ETF	ChiNext ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$45,791,995	$34,591,944	$13,810,290	$19,794,843
Short-term investments held as collateral for securities loaned (3)	1,116,905	2,301,920	—	—
Cash	—	169,216	191,613	41,833
Cash denominated in foreign currency, at value (4)	4,427,686	—	—	43,471	(a)
Receivables:
Investment securities sold	—	99,381	4,682	—
Shares of beneficial interest sold	76,930	—	—	—
Due from Adviser	—	7,299	33,800	21,688
Dividends and interest	194,952	124,389	44,144	2,478
Prepaid expenses	95	54	28	51
Total assets	51,608,563	37,294,203	14,084,557	19,904,364
Liabilities:
Payables:
Investment securities purchased	—	154,229	49,185	—
Collateral for securities loaned	1,116,905	2,301,920	—	—
Line of credit	2,000,000	—	—	—
Due to Adviser	2,179	—	—	—
Due to custodian	2,694,820	183,796	111,658	—
Deferred Trustee fees	14,867	39,294	6,456	1,432
Accrued expenses	86,072	72,696	51,107	66,281
Total liabilities	5,914,843	2,751,935	218,406	67,713
NET ASSETS	$45,693,720	$34,542,268	$13,866,151	$19,836,651
Shares outstanding	3,100,000	1,900,000	600,000	700,000
Net asset value, redemption and offering price per share	$14.74	$18.18	$23.11	$28.34
Net Assets consist of:
Aggregate paid in capital	$119,395,951	$195,772,499	$20,774,307	$23,563,749
Total distributable earnings (loss)	(73,702,231)	(161,230,231)	(6,908,156)	(3,727,098)
NET ASSETS	$45,693,720	$34,542,268	$13,866,151	$19,836,651
(1) Value of securities on loan .	$5,708,154	$3,947,034	$293,082	$—
(2) Cost of investments - Unaffiliated issuers	$44,322,413	$31,960,948	$17,196,310	$17,219,524
(3) Cost of short-term investments held as collateral for securities loaned	$1,116,905	$2,301,920	$—	$—
(4) Cost of cash denominated in foreign currency	$6,006,613	$—	$—	$46,066

(a) Includes $22,168 on foreign investor minimum settlement reserve funds (see Note 2H).

See Notes to Financial Statements

34

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2023 (unaudited)

	Digital India ETF	Egypt Index ETF	India Growth Leaders ETF (a)	Indonesia Index ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$2,336,347	$14,534,099	$55,439,838	$28,885,952
Short-term investments held as collateral for securities loaned (3)	—	—	—	548
Cash	—	—	15,562	—
Cash denominated in foreign currency, at value (4)	2,846	2,799,059	446,490	4,234
Receivables:
Shares of beneficial interest sold	—	74,572	1,209	—
Due from Adviser	—	74,083	—	10,920
Dividends and interest	3,399	43,687	156,384	181,421
Prepaid expenses	—	30	108	88
Total assets	2,342,592	17,525,530	56,059,591	29,083,163
Liabilities:
Payables:
Collateral for securities loaned	—	—	—	548
Line of credit	—	2,140,347	485,253	—
Due to Adviser	1,239	—	8,240	—
Due to custodian	7,920	159	—	11,093
Deferred Trustee fees	—	6,558	16,804	33,204
Accrued expenses	—	53,579	72,058	81,620
Total liabilities	9,159	2,200,643	582,355	126,465
NET ASSETS	$2,333,433	$15,324,887	$55,477,236	$28,956,698
Shares outstanding	75,000	799,974	1,524,967	1,600,000
Net asset value, redemption and offering price per share	$31.11	$19.16	$36.38	$18.10
Net Assets consist of:
Aggregate paid in capital	$2,560,163	$58,361,002	$127,910,855	$156,965,653
Total distributable earnings (loss)	(226,730)	(43,036,115)	(72,433,619)	(128,008,955)
NET ASSETS	$2,333,433	$15,324,887	$55,477,236	$28,956,698
(1) Value of securities on loan	$—	$—	$—	$1,391,747
(2) Cost of investments - Unaffiliated issuers	$2,430,522	$13,766,340	$43,388,527	$37,142,009
(3) Cost of short-term investments held as collateral for securities loaned	$—	$—	$—	$548
(4) Cost of cash denominated in foreign currency	$2,849	$2,798,935	$444,442	$4,234

(a) Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

35

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2023 (unaudited)

	Israel ETF	Vietnam ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$55,462,863	$547,915,863
Short-term investments held as collateral for securities loaned (3)	2,040,559	—
Cash	91,451	—
Cash denominated in foreign currency, at value (4)	—	79,349
Receivables:
Shares of beneficial interest sold	—	117,111
Dividends and interest	39,592	1,424,945
Prepaid expenses	119	818
Total assets	57,634,584	549,538,086
Liabilities:
Payables:
Collateral for securities loaned	2,040,559	—
Line of credit	—	594,538
Due to Adviser	4,438	220,260
Due to custodian	489	97,952
Deferred Trustee fees	5,240	59,794
Accrued expenses	45,412	200,897
Total liabilities	2,096,138	1,173,441
NET ASSETS	$55,538,446	$548,364,645
Shares outstanding	1,575,000	41,200,000
Net asset value, redemption and offering price per share	$35.26	$13.31
Net Assets consist of:
Aggregate paid in capital	$58,277,182	$847,775,849
Total distributable earnings (loss)	(2,738,736)	(299,411,204)
NET ASSETS	$55,538,446	$548,364,645
(1) Value of securities on loan	$7,091,643	$—
(2) Cost of investments - Unaffiliated issuers	$49,194,075	$476,157,808
(3) Cost of short-term investments held as collateral for securities loaned	$2,040,559	$—
(4) Cost of cash denominated in foreign currency	$—	$79,549

See Notes to Financial Statements

36

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2023 (unaudited)

	Africa Index ETF	Brazil Small-Cap ETF	China Growth Leaders ETF	ChiNext ETF
Income:
Dividends	$1,079,675	$612,248	$347,562	$145,393
Interest	134	1,998	5,208	47,350
Securities lending income	11,420	32,375	1,349	—
Foreign taxes withheld	(124,631)	(31,968)	(28,412)	(14,775)
Total income	966,598	614,653	325,707	177,968
Expenses:
Management fees	114,944	67,624	38,729	57,382
Professional fees	24,736	23,940	31,439	29,237
Custody and accounting fees	68,621	55,011	117,368	74,783
Reports to shareholders	9,168	5,308	4,315	5,771
Trustees’ fees and expenses	617	554	1,573	250
Registration fees	2,950	2,950	2,951	4,228
Insurance	1,139	1,051	1,018	1,060
Interest	102,329	10,670	13,998	76,708
Other	1,012	91	79	627
Total expenses	325,516	167,199	211,470	250,046
Waiver of management fees	(43,875)	(67,624)	(38,729)	(57,382)
Expenses assumed by the Adviser	—	(9,109)	(125,970)	(118,067)
Net expenses	281,641	90,466	46,771	74,597
Net investment income	684,957	524,187	278,936	103,371

Net realized gain (loss) on:
Investments	(2,975,761)	(2,518,245)	36,333	(2,433,027)
In-kind redemptions	189,517	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	(402,066)	444	(3,954)	(15,677)
Net realized gain (loss)	(3,188,310)	(2,517,801)	32,379	(2,448,704)

Net change in unrealized appreciation (depreciation) on:
Investments	25,185	10,649,404	(1,654,775)	(164,835)
Foreign currency translations and foreign denominated assets and liabilities	(802,665)	685	(2,892)	(1,548)
Net change in unrealized appreciation (depreciation)	(777,480)	10,650,089	(1,657,667)	(166,383)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,280,833)	$8,656,475	$(1,346,352)	$(2,511,716)

See Notes to Financial Statements

37

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2023 (unaudited)

	Digital India ETF	Egypt Index ETF	India Growth Leaders ETF (a)	Indonesia Index ETF
Income:
Dividends	$10,981	$597,898	$671,709	$1,308,815
Interest	57	1,420	4,544	1,447
Securities lending income	—	—	—	4,055
Foreign taxes withheld	(2,098)	(12,882)	(142,199)	(210,596)
Total income	8,940	586,436	534,054	1,103,721
Expenses:
Management fees	5,593	45,203	125,461	77,407
Professional fees	—	20,716	37,208	21,592
Custody and accounting fees	—	33,042	66,295	61,201
Reports to shareholders	—	4,371	7,523	8,213
Trustees’ fees and expenses	—	254	11,216	932
Registration fees	—	2,950	2,950	2,950
Insurance	—	1,002	1,166	2,054
Interest	73	79,096	50,042	2,546
Other	—	121	10,908	117
Total expenses	5,666	186,755	312,769	177,012
Waiver of management fees	—	(22,678)	(75,355)	(77,407)
Expenses assumed by the Adviser	—	—	—	(8,815)
Net expenses	5,666	164,077	237,414	90,790
Net investment income	3,274	422,359	296,640	1,012,931

Contribution from Adviser
Increase from payment from Adviser (See Note 3)	—	71,119	—	—
Net realized gain (loss) on:
Investments	(66,295)	(3,457,162)	(2,673,181)	(1,911,174)
In-kind redemptions	—	225,286	39,246	277,463
Foreign currency transactions and foreign denominated assets and liabilities	(1,292)	(528,387)	(120,597)	1,221
Net realized loss	(67,587)	(3,760,263)	(2,754,532)	(1,632,490)

Net change in unrealized appreciation (depreciation) on:
Investments	263,432	886,063	8,192,434	1,982,672
Foreign currency translations and foreign denominated assets and liabilities	—	7,194	2,133	223
Net change in unrealized appreciation (depreciation)	263,432	893,257	8,194,567	1,982,895
Net Increase (Decrease) in Net Assets Resulting from Operations	$199,119	$(2,373,528)	$5,736,675	$1,363,336

(a) Consolidated Statement of Operations

See Notes to Financial Statements

38

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2023 (unaudited)

	Israel ETF	Vietnam ETF
Income:
Dividends	$765,671	$3,002,892
Interest	459	19,235
Securities lending income	72,860	13,279
Foreign taxes withheld	(172,519)	(22,117)
Total income	666,471	3,013,289
Expenses:
Management fees	144,621	1,258,425
Professional fees	26,031	32,508
Custody and accounting fees	58,501	277,831
Reports to shareholders	5,625	19,672
Trustees’ fees and expenses	827	5,616
Registration fees	2,950	1,989
Insurance	2,121	6,304
Interest	1,904	352,089
Other	143	1,685
Total expenses	242,723	1,956,119
Waiver of management fees	(70,166)	—
Net expenses	172,557	1,956,119
Net investment income	493,914	1,057,170

Net realized gain (loss) on:
Investments	(45,750)	(23,356,982)
In-kind redemptions	1,124,488	—
Foreign currency transactions and foreign denominated assets and liabilities	2,648	(197,521)
Net realized gain (loss)	1,081,386	(23,554,503)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,259,016)	80,900,635
Foreign currency translations and foreign denominated assets and liabilities	13	(15,931)
Net change in unrealized appreciation (depreciation)	(2,259,003)	80,884,704
Net Increase (Decrease) in Net Assets Resulting from Operations	$(683,703)	$58,387,371

See Notes to Financial Statements

39

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Africa Index ETF		Brazil Small-Cap ETF
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$684,957	$1,748,437	$524,187	$799,907
Net realized loss	(3,188,310)	(4,065,150)	(2,517,801)	(1,502,110)
Net change in unrealized appreciation (depreciation)	(777,480)	(8,524,292)	10,650,089	(2,563,731)
Net increase (decrease) in net assets resulting from operations	(3,280,833)	(10,841,005)	8,656,475	(3,265,934)
Distributions to shareholders from:
Distributable earnings	—	(1,670,110)	—	(971,850)
Return of capital	—	—	—	(3,075)
Total distributions	—	(1,670,110)	—	(974,925)

Share transactions*:
Proceeds from sale of shares	3,822,667	—	661,038	1,379,038
Cost of shares redeemed	(708,164)	(817,849)	—	(3,800,241)
Increase (decrease) in net assets resulting from share transactions	3,114,503	(817,849)	661,038	(2,421,203)
Total increase (decrease) in net assets	(166,330)	(13,328,964)	9,317,513	(6,662,062)
Net Assets, beginning of period	45,860,050	59,189,014	25,224,755	31,886,817
Net Assets, end of period	$45,693,720	$45,860,050	$34,542,268	$25,224,755
*Shares of Common Stock Issued (no par value)
Shares sold	250,000	—	50,000	100,000
Shares redeemed	(50,000)	(50,000)	—	(200,000)
Net increase (decrease)	200,000	(50,000)	50,000	(100,000)

See Notes to Financial Statements

40

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	China Growth Leaders ETF		ChiNext ETF
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$278,936	$325,327	$103,371	$(56,012)
Net realized gain (loss)	32,379	(3,901,398)	(2,448,704)	(3,640,884)
Increase from payment from Advisor (See Note 3)	—	22,940	—	—
Net change in unrealized appreciation (depreciation)	(1,657,667)	(4,272,366)	(166,383)	(9,389,260)
Net decrease in net assets resulting from operations	(1,346,352)	(7,825,497)	(2,511,716)	(13,086,156)
Distributions to shareholders from:
Distributable earnings	—	(345,000)	—	—

Share transactions*:
Proceeds from sale of shares	—	—	7,977,987	—
Cost of shares redeemed	—	(3,181,758)	(5,954,336)	(7,788,438)
Increase (decrease) in net assets resulting from share transactions	—	(3,181,758)	2,023,651	(7,788,438)
Total decrease in net assets	(1,346,352)	(11,352,255)	(488,065)	(20,874,594)
Net Assets, beginning of period	15,212,503	26,564,758	20,324,716	41,199,310
Net Assets, end of period	$13,866,151	$15,212,503	$19,836,651	$20,324,716
*Shares of Common Stock Issued (no par value)
Shares sold	—	—	250,000	—
Shares redeemed	—	(100,000)	(200,000)	(200,000)
Net increase (decrease)	—	(100,000)	50,000	(200,000)

See Notes to Financial Statements

41

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Digital India ETF		Egypt Index ETF
	Period Ended June 30, 2023	Period Ended December 31, 2022 (a)	Period Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$3,274	$7,222	$422,359	$492,176
Increase from payment from Adviser (See Note 3)	—	—	71,119	—
Net realized loss	(67,587)	(61,964)	(3,760,263)	(1,746,927)
Net change in unrealized appreciation (depreciation)	263,432	(357,607)	893,257	(4,003,163)
Net increase (decrease) in net assets resulting from operations	199,119	(412,349)	(2,373,528)	(5,257,914)
Distributions to shareholders from:
Distributable earnings	—	(13,500)	—	(300,031)

Share transactions*:
Proceeds from sale of shares	744,697	1,815,466	15,226,121	9,835,882
Cost of shares redeemed	—	—	(20,484,524)	(2,992,178)
Increase (decrease) in net assets resulting from share transactions	744,697	1,815,466	(5,258,403)	6,843,704
Total increase (decrease) in net assets	943,816	1,389,617	(7,631,931)	1,285,759
Net Assets, beginning of period	1,389,617	—	22,956,818	21,671,059
Net Assets, end of period	$2,333,433	$1,389,617	$15,324,887	$22,956,818
*Shares of Common Stock Issued (no par value)
Shares sold	25,000	50,000	800,000	475,000
Shares redeemed	—	—	(1,125,000)	(150,000)
Net increase (decrease)	25,000	50,000	(325,000)	325,000

(a) For the period February 16, 2022 (commencement of operations) through December 31, 2022.

See Notes to Financial Statements

42

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	India Growth Leaders ETF (a)		Indonesia Index ETF
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$296,640	$925,759	$1,012,931	$1,257,707
Net realized gain (loss)	(2,754,532)	1,561,588	(1,632,490)	(1,042,453)
Net change in unrealized appreciation (depreciation)	8,194,567	(19,324,974)	1,982,895	(4,318,333)
Net increase (decrease) in net assets resulting from operations	5,736,675	(16,837,627)	1,363,336	(4,103,079)
Distributions to shareholders from:
Distributable earnings	—	(875,052)	—	(1,200,040)

Share transactions*:
Proceeds from sale of shares	—	8,391,562	—	37,473,208
Cost of shares redeemed	(1,630,348)	(17,649,066)	(5,344,204)	(53,056,741)
Decrease in net assets resulting from share transactions	(1,630,348)	(9,257,504)	(5,344,204)	(15,583,533)
Total increase (decrease) in net assets	4,106,327	(26,970,183)	(3,980,868)	(20,886,652)
Net Assets, beginning of period	51,370,909	78,341,092	32,937,566	53,824,218
Net Assets, end of period	$55,477,236	$51,370,909	$28,956,698	$32,937,566
*Shares of Common Stock Issued (no par value)
Shares sold	—	250,000	—	1,800,000
Shares redeemed	(50,000)	(500,000)	(300,000)	(2,600,000)
Net decrease	(50,000)	(250,000)	(300,000)	(800,000)

(a) Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

43

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Israel ETF		Vietnam ETF
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$493,914	$1,004,850	$1,057,170	$4,773,570
Net realized gain (loss)	1,081,386	(2,180,753)	(23,554,503)	(56,186,826)
Net change in unrealized appreciation (depreciation)	(2,259,003)	(19,705,800)	80,884,704	(200,784,552)
Net increase (decrease) in net assets resulting from operations	(683,703)	(20,881,703)	58,387,371	(252,197,808)
Distributions to shareholders from:
Distributable earnings	—	(799,920)	—	(3,867,660)

Share transactions*:
Proceeds from sale of shares	—	1,155,251	108,043,964	130,365,153
Cost of shares redeemed	(2,698,980)	(1,016,637)	(31,136,227)	(51,914,363)
Increase (decrease) in net assets resulting from share transactions	(2,698,980)	138,614	76,907,737	78,450,790
Total increase (decrease) in net assets	(3,382,683)	(21,543,009)	135,295,108	(177,614,678)
Net Assets, beginning of period	58,921,129	80,464,138	413,069,537	590,684,215
Net Assets, end of period	$55,538,446	$58,921,129	$548,364,645	$413,069,537
*Shares of Common Stock Issued (no par value)
Shares sold	—	25,000	8,650,000	10,700,000
Shares redeemed	(75,000)	(25,000)	(2,600,000)	(3,200,000)
Net increase (decrease)	(75,000)	—	6,050,000	7,500,000

See Notes to Financial Statements

44

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Africa Index ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$15.81		$20.06	$20.17	$20.50	$20.08	$24.81
Net investment income (a)	0.23		0.60	0.53	0.52	1.09	0.57
Net realized and unrealized gain (loss) on investments	(1.30)		(4.27)	0.20 (b)	(0.05)	0.62	(4.96)
Total from investment operations	(1.07)		(3.67)	0.73	0.47	1.71	(4.39)
Distributions from:
Net investment income	—		(0.58)	(0.84)	(0.80)	(1.29)	(0.34)
Net asset value, end of period	$14.74		$15.81	$20.06	$20.17	$20.50	$20.08
Total return (c)	(6.79)%	(d)	(18.34)%	3.69%	2.29%	8.52%	(17.70)%

Ratios to average net assets
Gross expenses	1.42%	(e)	0.98%	0.77%	0.92%	0.90%	0.91%
Net expenses	1.23%	(e)	0.98%	0.77%	0.79%	0.79%	0.78%
Net expenses excluding interest	0.78%	(e)	0.75%	0.77%	0.78%	0.78%	0.78%
Net investment income	2.98%	(e)	3.29%	2.50%	3.00%	5.13%	2.44%
Supplemental data
Net assets, end of period (in millions)	$46		$46	$59	$52	$50	$55
Portfolio turnover rate (f)	22%	(d)	33%	37%	37%	46%	23%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

45

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Brazil Small-Cap ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$13.64		$16.35	$21.44	$27.50	$20.09	$23.33
Net investment income (a)	0.28		0.44	0.48	0.33	0.58	0.68
Net realized and unrealized gain (loss) on investments	4.26		(2.59)	(5.08)	(6.04)	7.42	(3.34)
Payment from Adviser	—		—	—	—	0.11 (b)	—
Total from investment operations	4.54		(2.15)	(4.60)	(5.71)	8.11	(2.66)
Distributions from:
Net investment income	—		(0.56)	(0.49)	(0.35)	(0.70)	(0.58)
Return of capital	—		— (c)	—	—	—	—
Total distributions	—		(0.56)	(0.49)	(0.35)	(0.70)	(0.58)
Net asset value, end of period	$18.18		$13.64	$16.35	$21.44	$27.50	$20.09
Total return (d)	33.33%	(e)	(13.30)%	(21.38)%	(20.75)%	40.81% (b)	(11.66)%

Ratios to average net assets
Gross expenses	1.24%	(f)	0.83% (g)	0.84% (g)	0.84%	0.73%	0.73%
Net expenses	0.67%	(f)	0.59% (g)	0.59% (g)	0.60%	0.63%	0.60%
Net expenses excluding interest	0.59%	(f)	0.59% (g)	0.59% (g)	0.59%	0.59%	0.59%
Net investment income	3.88%	(f)	2.71% (g)	2.32% (g)	1.73%	2.52%	3.25%
Supplemental data
Net assets, end of period (in millions)	$35		$25	$32	$55	$98	$88
Portfolio turnover rate (h)	17%	(e)	42%	56%	31%	38%	45%

(a)	Calculated based upon average shares outstanding
(b)	For the year ended December 31, 2019, 0.55% of total return, representing $0.11 per share, consisted of a payment from the Adviser (See Note 3).
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(h)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

46

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	China Growth Leaders ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$25.35		$37.95	$46.83	$42.14	$31.58	$48.37
Net investment income (a)	0.46		0.52	0.26	0.38	0.63	0.41
Net realized and unrealized gain (loss) on investments	(2.70)		(12.58)	(7.13)	10.29	10.55	(14.35)
Payment from Adviser	—		0.04 (b)	—	0.05 (c)	—	—
Total from investment operations	(2.24)		(12.02)	(6.87)	10.72	11.18	(13.94)
Distributions from:
Net investment income	—		(0.58)	(0.36)	(0.07)	(0.62)	(0.31)
Net realized capital gains	—		—	(1.65)	(5.96)	—	(2.54)
Total distributions	—		(0.58)	(2.01)	(6.03)	(0.62)	(2.85)
Net asset value, end of period	$23.11		$25.35	$37.95	$46.83	$42.14	$31.58
Total return (d)	(8.84)%	(e)	(31.65)% (b)	(14.67)%	25.95% (c)	35.40%	(28.79)%

Ratios to average net assets
Gross expenses	2.73%	(f)	1.16%	1.40%	1.27%	1.07%	1.17%
Net expenses	0.60%	(f)	0.60%	0.60%	0.60%	0.61%	0.85%
Net expenses excluding interest (g)	0.60%	(f)	0.60%	0.60%	0.60%	0.61%	0.72%
Net investment income	3.60%	(f)	1.77%	0.57%	0.90%	1.60%	0.95%
Supplemental data
Net assets, end of period (in millions)	$14		$15	$27	$52	$67	$54
Portfolio turnover rate (h)	25%	(e)	73%	59%	199%	42%	34%

(a)	Calculated based upon average shares outstanding
(b)	For the year ended December 31, 2022, 0.11% of total return, representing $0.04 per share, consisted of a payment from the Adviser (See Note 3).
(c)	For the year ended December 31, 2020, 0.12% of total return, representing $0.05 per share, consisted of a payment from the Adviser (See Note 3).
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Effective January 10, 2019, the Fund includes interest expense in the calculation of the expense limitation. The ratio only excludes interest expense accrued prior to January 10, 2019 and not waived under the expense limit agreement.
(h)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

47

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	ChiNext ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021		2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$31.27		$48.47	$48.95		$29.81	$20.97	$34.79
Net investment income (loss) (a)	0.14		(0.08)	(0.06)		0.03	0.10	0.03
Net realized and unrealized gain (loss) on investments	(3.07)		(17.12)	4.03		19.09	8.88	(13.85)
Payment from Adviser	—		—	0.02	(b)	0.02 (c)	—	—
Total from investment operations	(2.93)		(17.20)	3.99		19.14	8.98	(13.82)
Distributions from:
Net investment income	—		—	—		— (d)	(0.14)	—
Net realized capital gains	—		—	(3.74)		—	—	—
Return of capital	—		—	(0.73)		—	—	—
Total distributions	—		—	(4.47)		—	(0.14)	—
Net asset value, end of period	$28.34		$31.27	$48.47		$48.95	$29.81	$20.97
Total return (e)	(9.37)%	(f)	(35.49)%	8.21	%(b)	64.23% (c)	42.80%	(39.72)%

Ratios to average net assets
Gross expenses	2.18%	(g)	1.25%	0.89%		1.15%	1.08%	1.33%
Net expenses	0.65%	(g)	0.65%	0.65%		0.65%	0.65%	0.82%
Net expenses excluding interest (h)	0.65%	(g)	0.65%	0.65%		0.65%	0.65%	0.78%
Net investment income (loss)	0.90%	(g)	(0.22)%	(0.12)%		0.07%	0.39%	0.09%
Supplemental data
Net assets, end of period (in millions)	$20		$20	$41		$49	$30	$16
Portfolio turnover rate (i)	30%	(f)	10%	59%		96%	43%	36%

(a)	Calculated based upon average shares outstanding
(b)	For the year ended December 31, 2021, 0.04% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(c)	For the year ended December 31, 2020, 0.07% of total return, representing $0.02 per share, consisted of a payment from the Adviser (See Note 3).
(d)	Amount represents less than $0.005 per share.
(e)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(f)	Not Annualized
(g)	Annualized
(h)	Effective January 10, 2019, the Fund includes interest expense in the calculation of the expense limitation. The ratio only excludes interest expense accrued prior to January 10, 2019 and not waived under the expense limit agreement.
(i)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

48

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital India ETF

	Period Ended June 30, 2023		Period Ended December 31, 2022(a)
	(unaudited)
Net asset value, beginning of period	$27.79		$36.25
Net investment income (b)	0.06		0.14
Net realized and unrealized gain (loss) on investments	3.26		(8.33)
Total from investment operations	3.32		(8.19)
Distributions from:
Net investment income	—		(0.27)
Net asset value, end of period	$31.11		$27.79
Total return (c)	11.94%	(d)	(22.56)%	(d)

Ratios to average net assets
Expenses	0.76%	(e)	0.76%	(e)
Expenses excluding interest	0.75%	(e)	0.75%	(e)
Net investment income	0.44%	(e)	0.53%	(e)
Supplemental data
Net assets, end of period (in millions)	$2		$1
Portfolio turnover rate (f)	20%	(d)	22%	(d)

(a)	For the period February 16, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

49

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Egypt Index ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$20.41		$27.09	$25.62	$29.20	$28.28	$32.89
Net investment income (a)	0.43		0.61	0.75	0.61	0.59	0.60
Net realized and unrealized gain (loss) on investments	(1.75)		(7.02)	1.38	(3.56)	0.93 (b)	(4.73)
Payment from Adviser	0.09	(c)	—	—	—	—	—
Total from investment operations	(1.23)		(6.41)	2.13	(2.95)	1.52	(4.13)
Distributions from:
Net investment income	—		(0.27)	(0.66)	(0.63)	(0.60)	(0.48)
Net asset value, end of period	$19.18		$20.41	$27.09	$25.62	$29.20	$28.28
Total return (d)	(6.13)%	(c)(e)	(23.67)%	8.36%	(10.09)%	5.42%	(12.56)%

Ratios to average net assets
Gross expenses	2.07%	(f)	1.35%	1.10%	1.11%	1.11%	1.19%
Net expenses	1.81%	(f)	1.24%	1.02%	0.98%	1.01%	0.98%
Net expenses excluding interest	0.94%	(f)	0.94%	0.94%	0.94%	0.94%	0.94%
Net investment income	4.67%	(f)	2.92%	2.92%	2.43%	1.88%	1.73%
Supplemental data
Net assets, end of period (in millions)	$15		$23	$22	$19	$31	$33
Portfolio turnover rate (g)	72%	(e)	66%	73%	27%	76%	41%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	For the period ended June 30, 2023, 0.44% of total return, representing $0.09 per share, consisted of a payment from the Adviser (See Note 3).
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

50

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	India Growth Leaders ETF(a)
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$32.62		$42.93	$32.94	$32.76	$42.36	$68.40
Net investment income (loss) (b)	0.20		0.59	0.08	0.15	0.50	(0.02)
Net realized and unrealized gain (loss) on investments	3.56		(10.34)	9.91	0.11 (c)	(9.68)	(25.97)
Total from investment operations	3.76		(9.75)	9.99	0.26	(9.18)	(25.99)
Distributions from:
Net investment income	—		(0.56)	—	(0.08)	(0.42)	(0.05)
Net asset value, end of period	$36.38		$32.62	$42.93	$32.94	$32.76	$42.36
Total return (d)	11.53%	(e)	(22.67)%	30.30%	0.80%	(21.65)%	(38.00)%

Ratios to average net assets
Gross expenses	1.25%	(f)	0.80%	1.00%	1.24%	0.86%	0.83%
Net expenses	0.95%	(f)	0.80%	0.90%	1.05%	0.86%	0.83%
Net expenses excluding interest	0.75%	(f)	0.73%	0.83%	0.85%	0.83%	0.80%
Net investment income (loss)	1.19%	(f)	1.64%	0.22%	0.55%	1.35%	(0.03)%
Supplemental data
Net assets, end of period (in millions)	$55		$51	$78	$68	$122	$187
Portfolio turnover rate (g)	51%	(e)	102%	67%	133%	51%	39%

(a)	Consolidated Financial Highlights
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

51

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Indonesia Index ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$17.34		$19.93	$20.49	$22.68	$21.85	$24.75
Net investment income (a)	0.58		0.45	0.27	0.36	0.40	0.36
Net realized and unrealized gain (loss) on investments	0.18		(2.41)	(0.61)	(2.21)	0.90	(2.78)
Total from investment operations	0.76		(1.96)	(0.34)	(1.85)	1.30	(2.42)
Distributions from:
Net investment income	—		(0.63)	(0.22)	(0.34)	(0.47)	(0.48)
Net asset value, end of period	$18.10		$17.34	$19.93	$20.49	$22.68	$21.85
Total return (b)	4.40%	(c)	(9.88)%	(1.65)%	(8.20)%	5.97%	(9.79)%

Ratios to average net assets
Gross expenses	1.14%	(d)	0.67%	0.82%	0.97%	0.80%	0.75%
Net expenses	0.59%	(d)	0.57%	0.57%	0.57%	0.57%	0.57%
Net expenses excluding interest	0.57%	(d)	0.57%	N/A	N/A	N/A	N/A
Net investment income	6.54%	(d)	2.24%	1.38%	2.03%	1.78%	1.61%
Supplemental data
Net assets, end of period (in millions)	$29		$33	$54	$36	$41	$45
Portfolio turnover rate (e)	8%	(c)	25%	36%	13%	10%	14%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

52

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Israel ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$35.71		$48.77	$44.82	$35.03	$28.05	$30.37
Net investment income (a)	0.31		0.61	0.27	0.08	0.19	0.27
Net realized and unrealized gain (loss) on investments	(0.76)		(13.19)	4.30	9.79	7.27	(2.38)
Total from investment operations	(0.45)		(12.58)	4.57	9.87	7.46	(2.11)
Distributions from:
Net investment income	—		(0.48)	(0.62)	(0.08)	(0.48)	(0.21)
Net asset value, end of period	$35.26		$35.71	$48.77	$44.82	$35.03	$28.05
Total return (b)	(1.25)%	(c)	(25.79)%	10.20%	28.14%	26.64%	(6.94)%

Ratios to average net assets
Gross expenses	0.84%	(d)	0.64%	0.71%	0.80%	0.94%	1.02%
Net expenses	0.60%	(d)	0.59%	0.59%	0.60%	0.62%	0.60%
Net expenses excluding interest	0.59%	(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	1.71%	(d)	1.48%	0.57%	0.24%	0.60%	0.85%
Supplemental data
Net assets, end of period (in millions)	$56		$59	$80	$75	$58	$46
Portfolio turnover rate (e)	7%	(c)	12%	32%	22%	14%	23%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

53

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Vietnam ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$11.75		$21.36	$17.52	$16.05	$14.84	$17.45
Net investment income (a)	0.03		0.18	0.11	0.08	0.14	0.17
Net realized and unrealized gain (loss) on investments	1.53		(9.68)	3.83	1.46	1.19	(2.66)
Total from investment operations	1.56		(9.50)	3.94	1.54	1.33	(2.49)
Distributions from:
Net investment income	—		(0.11)	(0.10)	(0.06)	(0.12)	(0.12)
Return of capital	—		—	—	(0.01)	—	—
Total distributions	—		(0.11)	(0.10)	(0.07)	(0.12)	(0.12)
Net asset value, end of period	$13.31		$11.75	$21.36	$17.52	$16.05	$14.84
Total return (b)	13.26%	(c)	(44.47)%	22.52%	9.72%	8.86%	(14.15)%

Ratios to average net assets
Expenses	0.78%	(d)(e)	0.66% (e)	0.59% (e)	0.61%	0.66%	0.68%
Expenses excluding interest	0.64%	(d)(e)	0.60% (e)	0.58% (e)	0.60%	0.63%	0.64%
Net investment income	0.42%	(d)(e)	1.13% (e)	0.58% (e)	0.55%	0.89%	0.98%
Supplemental data
Net assets, end of period (in millions)	$548		$413	$591	$457	$443	$318
Portfolio turnover rate (f)	39%	(c)	57%	57%	33%	33%	49%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

54

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Africa Index ETF	Diversified
Brazil Small-Cap ETF	Diversified
China Growth Leaders ETF	Diversified
ChiNext ETF	Diversified
Digital India ETF	Non-Diversified
Egypt Index ETF	Non-Diversified
India Growth Leaders ETF	Diversified
Indonesia Index ETF	Non-Diversified
Israel ETF	Non-Diversified
Vietnam ETF	Non-Diversified

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

Africa Index ETF	MVIS® GDP Africa Index
Brazil Small-Cap ETF	MVIS® Brazil Small-Cap Index
China Growth Leaders ETF	MarketGrader China All-Cap Growth Leaders Index
ChiNext ETF	ChiNext Index
Digital India ETF	MVIS® Digital India Index
Egypt Index ETF	MVIS® Egypt Index
India Growth Leaders ETF	MarketGrader India All-Cap Growth Leaders Index
Indonesia Index ETF	MVIS® Indonesia Index
Israel ETF	Bluestar Israel Global Index®
Vietnam ETF	MVIS® Vietnam Index

Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to China Growth Leaders ETF and ChiNext ETF. China Growth Leaders ETF and ChiNext ETF seek to achieve their investment objectives by primarily investing directly in A-shares through the Hong Kong-Shanghai Stock Connect program and via the A-share quota granted to the Sub-Adviser. India Growth Leaders ETF makes its investments through MV SCIF Mauritius (the “Subsidiary”), a wholly owned subsidiary organized in the Republic of Mauritius.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives
55

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are considered as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. The Funds’ Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The Subsidiary, an Indian exempted company, was incorporated on February 25, 2010 and acts as an investment vehicle for the India Growth Leaders ETF (the “Fund”) in order to effect
56

certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. The consolidated financial statements of the Fund include the financial results of its wholly owned subsidiary. All material interfund account balances and transactions have been eliminated in consolidation.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Distributions to Shareholders— Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually by each Fund. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation— Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2023 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.
57

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

At June 30, 2023, ChiNext ETF included $22,168 in cash, at value on the Statements of Assets and Liabilities, which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2024, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below. Effective January 10, 2019, China Growth Leaders ETF and ChiNext ETF no longer exclude interest expense from their expense limitations. Refer to the Statements of Operations for the amounts waived/assumed by the Adviser for the period ended June 30, 2023.

The management fee rates and expense limitations for the period ended June 30, 2023, are as follows:

Fund	Management Fees	Expense Limitations
Africa Index ETF	0.50%	0.78%
Brazil Small-Cap ETF	0.50	0.59
China Growth Leaders ETF	0.50	0.60
ChiNext ETF	0.50	0.65
Egypt Index ETF	0.50	0.94
India Growth Leaders ETF*	0.50	0.70
Indonesia Index ETF	0.50	0.57
Israel ETF	0.50	0.59
Vietnam ETF	0.50	0.76

*Prior to June 20, 2023, the expense limitation was 0.75%.

Digital India ETF utilizes a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

Fund	Unitary Management Fee Rate
Digital India ETF*	0.70%

*Prior to June 20, 2023, the unitary management fee rate was 0.75%.

During the year ended December 31, 2019, the Adviser reimbursed the Brazil Small-Cap ETF $372,975 for an investment loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

During the year ended December 31, 2020, the Adviser reimbursed the China Growth Leaders ETF and ChiNext ETF $57,732 and $17,518, respectively, for transactional losses. The per share and total return impacts to the Funds are reflected in the Financial Highlights.

During the year ended December 31, 2021, the Adviser reimbursed the ChiNext ETF $19,569 for an investment loss. The per share and total return impact to the Fund is reflected in the Financial Highlights.

During the year ended December 31, 2022, the Adviser reimbursed the China Growth Leaders ETF $22,940 for an operational error. This reimbursement is reflected in the Statements of Changes in Net Assets as a net increase from payment from Adviser. The per share and total return impact to the Fund is reflected in the Financial Highlights.

During the period ended June 30, 2023, the Adviser reimbursed the Egypt Index ETF $71,119 for an operational error. This reimbursement is reflected in the Statements of Operations and Statements of Changes in Net Assets as a net increase from payment from Adviser. The per share and total return impact to the Fund is reflected in the Financial Highlights.

58

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

As of June 30, 2023, the Adviser owned approximately 28% of Egypt Index ETF.

Note 4—Capital Share Transactions—As of June 30, 2023, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended June 30, 2023, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Africa Index ETF	$10,672,206	$9,929,064	$2,563,205	$497,438
Brazil Small-Cap ETF	5,946,089	4,741,751	131,462	—
China Growth Leaders ETF	4,055,047	3,872,658	—	—
ChiNext ETF	9,001,506	6,955,440	—	—
Digital India ETF	870,211	307,679	186,448	—
Egypt Index ETF	13,185,293	17,897,348	2,973,726	4,352,852
India Growth Leaders ETF	25,967,293	27,323,083	—	82,141
Indonesia Index ETF	3,412,071	2,420,662	—	5,340,795
Israel ETF	4,380,578	3,947,444	—	2,697,921
Vietnam ETF	271,789,650	195,958,261	3,562,323	—

Note 6—Income Taxes—As of June 30, 2023, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$46,290,430	$5,469,823	$(4,851,353)	$618,470
Brazil Small-Cap ETF	39,058,469	7,210,767	(9,375,372)	(2,164,605)
China Growth Leaders ETF	17,257,839	1,295,239	(4,742,788)	(3,447,549)
ChiNext ETF	17,580,172	5,789,283	(3,574,612)	2,214,671
Digital India ETF	2,431,049	96,202	(190,904)	(94,702)
Egypt Index ETF	16,740,311	2,260,511	(4,466,723)	(2,206,212)
India Growth Leaders ETF	44,095,413	12,876,315	(1,531,890)	11,344,425
Indonesia Index ETF	37,807,779	1,886,165	(10,807,444)	(8,921,279)
Israel ETF	52,589,109	14,878,186	(9,963,873)	4,914,313
Vietnam ETF	502,006,072	88,499,090	(42,589,299)	45,909,791
59

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The tax character of dividends paid to shareholders will be determined at the end of the current fiscal year.

At December 31, 2022, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Africa Index ETF	$(12,547,079)	$(57,668,544)	$(70,215,623)
Brazil Small-Cap ETF	(21,976,616)	(135,054,154)	(157,030,770)
China Growth Leaders ETF	(2,569,318)	(1,194,565)	(3,763,883)
ChiNext ETF	(3,379,373)	(189,486)	(3,568,859)
Digital India ETF	(67,649)	–	(67,649)
Egypt Index ETF	(14,077,698)	(23,696,949)	(37,774,647)
India Growth Leaders ETF	(15,686,824)	(65,609,227)	(81,296,051)
Indonesia Index ETF	(39,262,199)	(79,254,217)	(118,516,416)
Israel ETF	(2,029,019)	(7,676,569)	(9,705,588)
Vietnam ETF	(108,199,071)	(220,169,330)	(328,368,401)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2023, the Funds did not incur any interest or penalties.

Investments in China: Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the China Growth Leaders ETF and ChiNext ETF (the “Funds”). China generally imposes withholding income tax (“WHT”) at a rate of 10% on dividends derived by non-PRC resident enterprises (including a Qualified Foreign Institutional Investor (“QFII”) and a Renminbi Qualified Foreign Institutional Investor (“RQFII”)) from issuers resident in China. China imposes WHT at a rate of 10% on capital gains derived by non-PRC resident enterprises from the disposal in shares of PRC enterprises. Effective November 17, 2014, investments through the Hong Kong-Shanghai Stock Connect program, QFIIs and RQFIIs, which includes these Funds, were exempted temporarily from WHT with respect to gains derived from the trading of equity investments (including A-shares). However, uncertainties remain regarding the taxation of capital gains in China. PRC rules for taxation of RQFIIs (and QFIIs) and the PRC tax regulations to be issued by the PRC State Administration of Taxation and/or PRC MOF to clarify the subject matter may apply retrospectively, even if such rules are adverse to the nonresident investors. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains derived by QFIIs, RQFIIs and other nonresident investors WHT on gains from such investments the Funds could be subject to additional tax liabilities.

Investments in India: As a result of renegotiation of the India Mauritius Tax treaty, India commenced taxation on capital gains arising from disposition of shares acquired on or after April 1, 2017 in a company resident in India, with shares acquired on or before March 31, 2017 being grandfathered as exempt from capital gains taxation subject to treaty relief. India currently assesses a capital gains tax on shares sold on the exchange of 15% on short term capital gains and 10% on long term capital gains (plus applicable surcharge and cess). Further, long-term capital gains on certain shares that were held as of January 31, 2018, may be eligible for a step up in cost basis which may reduce realized taxable gains. Existing Indian capital loss carryforwards may be utilized to offset capital gains realized on securities sold.

60

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss. There may be limitations or delays in the convertibility or repatriation of certain African currencies, which would adversely affect the U.S. dollar value and/or liquidity of a Fund’s investments denominated in such African currencies. This may impair a Fund’s ability to achieve its investment objective and/or may impede a Fund’s ability to satisfy redemption requests in timely manner.

Should the Chinese government impose restrictions on the ability of China Growth Leaders ETF and ChiNext ETF to repatriate funds associated with direct investment in A-Shares, the Funds may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended, and the Funds may therefore be subject to Fund-level U.S. federal taxes.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities. Digital India ETF commenced operations with a unitary management fee and therefore bears no costs or liabilities relative to the Plan.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities

61

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2023 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2023:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Africa Index ETF	$5,708,154	$1,116,905	$4,876,053	$5,992,958
Brazil Small-Cap ETF	3,947,034	2,301,920	1,676,321	3,978,241
China Growth Leaders ETF	293,082	–	312,579	312,579
Indonesia Index ETF	1,391,747	548	1,441,154	1,441,702
Israel ETF	7,091,643	2,040,559	5,184,787	7,225,346

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2023:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Africa Index ETF	$1,116,905
Brazil Small-Cap ETF	2,301,920
Indonesia Index ETF	548
Israel ETF	2,040,559

*  Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2023, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Africa Index ETF	177	$2,226,850	6.09%
China Growth Leaders ETF	1	461,059	5.93
Digital India ETF	6	262,333	6.42
Egypt Index ETF	172	1,929,449	6.09
India Growth Leaders ETF	141	1,079,717	6.20
Indonesia Index ETF	17	141,023	6.33
Israel ETF	23	252,481	6.01
Vietnam ETF	153	5,946,601	6.14

Outstanding loan balances as of June 30, 2023, if any, are reflected in the Statements of Assets and Liabilities.

62

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

June 30, 2023 (unaudited)

At a meeting held on June 8, 2023 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Africa Index ETF, Agribusiness ETF, Brazil Small-Cap ETF, China Growth Leaders ETF, ChiNext ETF, Digital India ETF, Egypt Index ETF, Gold Miners ETF, Green Metals ETF, India Growth Leaders ETF, Indonesia Index ETF, Israel ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Natural Resources ETF, Oil Refiners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, Steel ETF, Uranium + Nuclear Energy ETF and Vietnam ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to each of the VanEck China Growth Leaders ETF and ChiNext ETF (together, the “China Funds”). The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2023. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Funds) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other registered funds), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) of the Adviser and the Sub-Adviser (with respect to the China Funds) and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund has a different investment objective than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 5, 2023 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Funds), including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and the Sub-Adviser (with respect to the China Funds) provide under, the Agreements, including, where applicable, (i) (with respect to the VanEck Digital India ETF, Green Metals ETF, Natural Resources ETF and Oil Services ETF) (the “Unitary Funds”) the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) and (ii) (with respect to all other Funds) (the “Non-Unitary Funds”) the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Funds and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

63

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

June 30, 2023 (unaudited) (continued)

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Funds) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any systematic fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Funds) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Funds) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other registered funds. The Trustees noted that the information provided showed that each Fund (except as noted) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, each of the VanEck Agribusiness ETF, Gold Miners ETF, Junior Gold Miners ETF, Low Carbon Energy ETF, Rare Earth/Strategic Metals ETF and Uranium + Nuclear Energy ETF had management fees (after the effect of any applicable fee waiver) below the average and equal to the median of its respective peer group of funds, each of the VanEck Africa Index ETF and Vietnam ETF had management fees above the average and below the median of its respective peer group of funds, each of the VanEck Green Metals ETF and Natural Resources ETF had management fees above the average and median of its respective peer group of funds, the VanEck Digital India ETF had management fees above the average and equal to the median of its peer group of funds, and the VanEck Oil Services ETF had management fees equal to the average and median of its peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, each of the VanEck Brazil Small-Cap ETF, Gold Miners ETF, and Oil Services ETF had a total expense ratio (after the effect of any applicable expense limitation) below the average and equal to the median of its respective peer group of funds, each of the VanEck Africa Index ETF, Israel ETF, Junior Gold Miners ETF and Vietnam ETF had a total expense ratio (after the effect of any applicable expense limitation) below the average and above the median of its respective peer group of funds, each of the VanEck ChiNext ETF, Digital India ETF, Green Metals ETF and Oil Refiners ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and equal to the median of its respective peer group of funds, each of the VanEck Egypt Index ETF, Low Carbon Energy ETF and Uranium + Nuclear Energy ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its respective peer group of funds, and the VanEck India Growth Leaders ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and below the median of its peer group of funds. The Trustees reviewed the amount by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable fee waivers and/or expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds and the fact that the Sub-Adviser had not identified any such monetary benefits.

The Trustees also considered information provided by the Adviser and Sub-Adviser (with respect to the China Funds) about their overall profitability and profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of the Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The

64

Trustees also evaluated the extent to which management fees for the Funds effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Adviser has capped expenses on each of the Non-Unitary Funds since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rates for the China Funds are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser and the profits earned by the Sub-Adviser with respect to the China Funds, if any, were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2023 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Agreement is in the best interest of each Fund and such Fund’s shareholders.

65

VANECK ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for many Funds, redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2022 to December 31, 2022 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

66

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	INTLSAR

SEMI-ANNUAL REPORT June 30, 2023 (unaudited)

Russia ETF	RSX
Russia Small-Cap ETF	RSXJ

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2023.

VANECK ETF TRUST

PRESIDENT’S LETTER

June 30, 2023 (unaudited)

Dear Fellow Shareholders:

Our outlook for financial markets in 2023 was “sideways.” The three major forces—monetary policy, government spending and economic growth—are negative or muted. This remains my view despite events in the last few months, discussed at the end of this letter.

Discussion

To recap this cycle: stocks and bonds historically do not perform well when the Fed tightens monetary conditions, and that’s just what the Fed announced it would be doing at the end of 2021. This would include raising rates and changing its balance sheet actions, which doesn’t create a great environment for financial assets.

There are three things investors continue to face, none of which is particularly positive for financial assets.

1. Monetary Policy: Tightening

Money supply exploded during the COVID–19 pandemic, but it started shrinking in late 2022. This withdrawal of money supply is bad for stock and bond returns.

A second, modern component to monetary policy is the Fed balance sheet. After buying bonds during the pandemic, the Fed has now started shrinking the balance sheet—from a high of almost $9 trillion in early 2022, assets dropped to just short of $8.4 trillion by the end of June.1 The Fed has only shrunk its balance sheet once before, so we are facing an unknown.

As we’ve been saying since the summer of 2022, when wage inflation was confirmed, what the Fed is fighting is wage inflation. That is the kind of inflation that is endemic and hard to manage once it takes hold, not least because it creates a spiraling effect. And this is the battle that is at full pitch—the labor market has remained strong.

While headline inflation is falling, we are still in the “higher for longer” camp. The Fed seems likely to continue holding, or even raising, interest rates and will probably continue to shrink its balance sheet. This is not supportive of stock or bond markets.

2. Fiscal Tightening

A second bearish factor is that government spending is unlikely to increase next year. The Republicans, who won control of the House of Representatives, are looking to slow government spending. And even Democrats like Larry Summers believe that stimulus spending during the pandemic led to inflation. The debt ceiling compromise and the Supreme Court rejection of student debt relief continue this trend.

3. Global Growth is at Low Levels

Both Chinese and European growth, for different reasons, were slow in 2022. Over the last 20 years, the U.S. and China have been the two main pillars of global growth. In China, the post-COVID-19 growth has been more domestic and consumer-led, not enough to overcome the property sector malaise.

China growth estimates range from low (1% to 3%) to “high” (4% to 5%). Many “bulls” point to China as a potential catalyst for a better-than-expected economic outlook. I don’t see it. In coming years, we will likely have to look to India, Indonesia and Africa to take up the baton as pillars of higher percentage global growth.

I don’t believe that we will escape these three dampeners on stock and bond returns in 2023—higher interest rates, no government spending growth and tepid global growth. We will need upside corporate profitability surprises or high Chinese growth to substantially boost markets this year, in our view.

However, after the 2022 losses, bond investments are now offering attractive yields, so this has been our favorite asset class to buy and remains our preference. (See What to Buy? Bonds. When? Now.2) Because of higher interest rates, bonds can offer adequate returns, as they did in the 1970s even though that decade was the worst for interest rates in the last 100 years.

1

VANECK ETF TRUST

PRESIDENT’S LETTER

(unaudited) (continued)

Outlook

My basic outlook favoring bonds hasn’t changed. But I should address two events of the first half of this year—monetary stimuli and AI (artificial intelligence).

There were two unexpected monetary stimuli in early 2023, but I think both are temporary. The first was the wave of money from Asia at year-end: Japanese bond buying of approximately $600 billion and Chinese money supply growth post-COVID-19. The second monetary stimulus was the credit the Fed provided to banks during the mini-bank crisis of March. While I believe this crisis will prove to be idiosyncratic in nature, I’m worried that it could lead to a contraction of credit, but this may be offset by China reopening. Also, I think it is important to note that substantially less credit flows to the real economy from banks (through loans they continue to hold) and much more through alternative credit funds. These funds typically don’t offer daily liquidity, so any credit crunch is likely to be extenuated over several quarters. So, I don’t see these two events as significantly changing the “sideways” trajectory of 2023.

AI and the instant success of ChatGPT have driven another wave of enthusiasm for tech stocks, but the valuations seem stretched to me. And large-cap earnings are still on a downward or flat trajectory, so I’m not chasing this rally.

My final thought is that, while I think the Fed won’t stimulate for a while, this is a good time to get positioned in assets that would benefit from that stimulus, namely gold and BTC (bitcoin).

We thank you for investing with VanEck. On the following pages, you will find financial statements for each of the funds for the six month period ended June 30, 2023. For detailed information about VanEck Russia ETF and Russia Small-Cap ETF, please see the Liquidation FAQ3. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

July 7, 2023

PS The investing outlook can change suddenly. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”4 Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1	U.S. Federal Reserve: FEDERAL RESERVE Statistical Release, June 22, 2023, https://www.federalreserve.gov/releases/h41/20230629/
2	What to Buy? Bonds. When? Now, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-what-to-buy-bonds-when-now/.
3	https://www.vaneck.com/us/en/blogs/investment-outlook/rsx-rsxj-liquidation-faq/
4	https://www.vaneck.com/us/en/subscribe/
2

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2023 to June 30, 2023.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2023 - June 30, 2023(a)
Russia ETF
Actual	$1,000.00	$2,038.30	0.67%	$5.05
Hypothetical (b)	$1,000.00	$1,021.47	0.67%	$3.36
Russia Small-Cap ETF
Actual	$1,000.00	$1,001.20	6.68%	$33.15
Hypothetical (b)	$1,000.00	$991.67	6.68%	$32.99

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2023), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
3

VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Sberbank of Russia PJSC ∞	46,050,016	$0
TCS Group Holding Plc (GDR) *∞	1,390,470	0
VTB Bank PJSC *∞	66,877,350,000	0
		0
Consumer Discretionary Distribution & Retail: 0.0%
Ozon Holdings Plc (ADR) * †∞	479,481	0
Consumer Staples Distribution & Retail: 0.0%
Magnit PJSC *∞	1,226,365	0
Magnit PJSC (GDR) *∞	1	0
X5 Retail Group NV (GDR) *∞	1,970,269	0
		0
Energy: 0.0%
Gazprom PJSC ∞	45,772,138	0
LUKOIL PJSC ∞	2,063,982	0
Novatek PJSC ∞	7,452,940	0
Rosneft Oil Co. PJSC ∞	16,922,345	0
Surgutneftegas PJSC ∞	125,211,510	0
Surgutneftegas PJSC (ADR) *∞	1,364,815	0
Tatneft PJSC (ADR) *∞	3,393,156	0
		0
Financial Services: 0.0%
Moscow Exchange MICEX-RTS PJSC ∞	17,946,312	0
Materials: 0.0%
Alrosa PJSC *∞	33,188,190	0
Evraz Plc *∞	266,000	0
MMC Norilsk Nickel PJSC *∞	529,178	0
MMC Norilsk Nickel PJSC (ADR) *∞	4	0
Novolipetsk Steel PJSC *∞	22,272,460	0
PhosAgro PJSC ∞	705,974	0
PhosAgro PJSC (GDR) ∞	13,644	0
Polyus PJSC (GDR) *∞	1,155,875	0
Raspadskaya OJSC *∞	730,890	0
Severstal PAO (GDR) *∞	3,405,164	0
		0
	Number of Shares	Value
Media & Entertainment: 0.0%
VK Co. Ltd. (GDR) *∞	2,338,938	$0
Telecommunication Services: 0.0%
Mobile TeleSystems PJSC ∞	14,853,038	0
Rostelecom PJSC ∞	13,944,591	0
		0
Utilities: 0.0%
Inter RAO UES PJSC ∞	482,502,010	0
Irkutsk Electronetwork Co. JSC *∞	7,410,870	0
		0
Total Common Stocks (Cost: $1,688,551,997)		0

PREFERRED SECURITIES: 0.0% (Cost: $46,034,628)
Energy: 0.0%
Transneft PJSC ∞	20,972	0

MONEY MARKET FUND: 76.9% (Cost: $50,624,107)
State Street Institutional Treasury Plus - Institutional Class	50,624,107	50,624,108

Total Investments Before Collateral for Securities Loaned: 76.9% (Cost: $1,785,210,732)		50,624,108

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.2%
Money Market Fund: 3.2% (Cost: $2,122,379)
State Street Navigator Securities Lending Government Money Market Portfolio	2,122,379	2,122,379
Total Investments: 80.1% (Cost: $1,787,333,111)		52,746,487
Other assets less liabilities: 19.9%		13,064,376
NET ASSETS: 100.0%		$65,810,863

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is 0.

See Notes to Financial Statements

4

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	0.0%	$0
Energy	0.0	0
Materials	0.0	0
Consumer Staples	0.0	0
Utilities	0.0	0
Communication Services	0.0	0
Consumer Discretionary	0.0	0
Money Market Fund	100.0	50,624,108
	100.0%	$50,624,108

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$—	$0	$0
Preferred Securities *	—	—	0	0
Money Market Funds	52,746,487	—	—	52,746,487
Total Investments	$52,746,487	$—	$0	$52,746,487

*	See Schedule of Investments for industry sector breakouts.

The Adviser has elected to apply a 100% discount for lack of marketability to all Level 3 investments due to the political conditions surrounding Russia. The following tables reconcile the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2023. Transfers in/out of levels are assessed at the beginning of the year (See Note 2):

Common Stock
Balance as of December 31, 2022	$0
Realized gain (loss)	(105,496,092)
Net change in unrealized appreciation (depreciation)	138,132,824
Purchases	—
Sales	(32,636,732)
Transfers in/out of level 3	—
Balance as of June 30, 2023	$0
Preferred Securities
Balance as of December 31, 2022	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2023	$0

See Notes to Financial Statements

5

VANECK RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 0.0%
Banks: 0.0%
Credit Bank of Moscow PJSC *∞	21,005,200	$0
Commercial & Professional Services: 0.0%
HeadHunter Group Plc (ADR) *∞	31,919	0
Consumer Discretionary Distribution & Retail: 0.0%
Detsky Mir PJSC 144A *∞	1,155,798	0
M.Video PJSC *∞	110,194	0
		0
Consumer Staples Distribution & Retail: 0.0%
Lenta International Co. PJSC (GDR) *∞	263,199	0
Energy: 0.0%
Sovcomflot PJSC *∞	989,960	0
Financial Services: 0.0%
SFI PJSC *∞	2,663	0
Food, Beverage & Tobacco: 0.0%
Beluga Group PJSC ∞	11,235	0
Ros Agro Plc (GDR) *∞	77,690	0
		0
Materials: 0.0%
Mechel PJSC *∞	438,883	0
Raspadskaya OJSC *∞	703,205	0
Segezha Group PJSC 144A *∞	8,945,900	0
		0
Real Estate Management & Development: 0.0%
Etalon Group Plc (GDR) *∞	394,873	0
LSR Group PJSC *∞	103,574	0
Samolet Group ∞	16,988	0
		0
	Number of Shares	Value
Telecommunication Services: 0.0%
Sistema PJSFC *∞	6,612,640	$0
Transportation: 0.0%
Aeroflot PJSC *∞	1,885,382	0
Globaltrans Investment Plc (GDR) *∞	182,773	0
Novorossiysk Commercial Sea Port PJSC ∞	8,972,400	0
		0
Utilities: 0.0%
Mosenergo PJSC ∞	19,492,800	0
OGK-2 PJSC ∞	51,450,600	0
TGC-1 PJSC *∞	1,701,100,000	0
Unipro PJSC *∞	24,734,000	0
		0
Total Common Stocks (Cost: $24,435,670)		0

PREFERRED SECURITIES: 0.0% (Cost: $341,612)
Utilities: 0.0%
Rosseti Lenenergo PJSC ∞	171,506	0

MONEY MARKET FUND: 120.4% (Cost: $409,647)
State Street Institutional Treasury Plus - Institutional Class	409,647	409,647

Total Investments: 120.4% (Cost: $25,186,929)		409,647
Liabilities in excess of other assets: (20.4)%		(69,528)
NET ASSETS: 100.0%		$340,119

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $0, or 0.0% of net assets.

See Notes to Financial Statements

6

Summary of Investments by Sector	% of Investments	Value
Industrials	0.0%	$0
Communication Services	0.0	0
Utilities	0.0	0
Financials	0.0	0
Materials	0.0	0
Consumer Staples	0.0	0
Consumer Discretionary	0.0	0
Energy	0.0	0
Real Estate	0.0	0
Money Market Fund	100.0	409,647
	100.0%	$409,647

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$—	$—	0	$0
Preferred Securities *	—	—	0	0
Money Market Fund	409,647	—	—	409,647
Total Investments	$409,647	$—	$0	$409,647

*	See Schedule of Investments for industry sector breakouts.

The Adviser has elected to apply a 100% discount for lack of marketability to all Level 3 investments due to the political conditions surrounding Russia. The following tables reconcile the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended June 30, 2023. Transfers in/out of levels are assessed at the beginning of the year (See Note 2):

Common Stock
Balance as of December 31, 2022	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2023	$0
Preferred Securities
Balance as of December 31, 2022	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in/out of level 3	—
Balance as of June 30, 2023	$0

See Notes to Financial Statements

7

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2023 (unaudited)

	Russia ETF	Russia Small-Cap ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$50,624,108	$409,647
Short-term investments held as collateral for securities loaned (3)	2,122,379	—
Cash denominated in foreign currency, at value (4)	17,840	595
Receivables:
Investment securities sold	15,265,341	—
Due from Adviser	—	6,964
Dividends and interest	209,542	1,705
Prepaid expenses	1,199	23
Total assets	68,240,409	418,934
Liabilities:
Payables:
Collateral for securities loaned	2,122,379	—
Deferred Trustee fees	209,421	3,952
Accrued expenses	97,746	74,863
Total liabilities	2,429,546	78,815
NET ASSETS	$65,810,863	$340,119
Shares outstanding	95,900,000	883,318
Net asset value, redemption and offering price per share	$0.69	$0.39
Net Assets consist of:
Aggregate paid in capital	$3,613,069,711	$43,562,652
Total distributable earnings (loss)	(3,547,258,848)	(43,222,533)
NET ASSETS	$65,810,863	$340,119
(1) Value of securities on loan	$—	$—
(2) Cost of investments - Unaffiliated issuers	$1,785,210,731	$25,186,929
(3) Cost of short-term investments held as collateral for securities loaned	$2,122,379	$—
(4) Cost of cash denominated in foreign currency	$17,346	$613

See Notes to Financial Statements

8

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2023 (unaudited)

	Russia ETF	Russia Small-Cap ETF
Income:
Dividends	$63,595 (a)	$—
Interest	843,988	9,672
Securities lending income	13,862	—
Total income	921,445	9,672

Expenses:
Professional fees	44,626	34,675
Custody and accounting fees	11,801	11,801
Reports to shareholders	35,420	4,425
Trustees’ fees and expenses	9,313	163
Insurance	3,311	978
Interest	16,761	—
Other	490	490
Total expenses	121,722	52,532
Expenses assumed by the Adviser	—	(41,207)
Net expenses	121,722	11,325
Net investment income (loss)	799,723	(1,653)

Net realized gain (loss) on:
Investments	(109,571,530)	—
Foreign currency transactions and foreign denominated assets and liabilities	(3)	—
Net realized loss	(109,571,533)	—

Net change in unrealized appreciation (depreciation) on:
Investments	142,210,443	—
Foreign currency translations and foreign denominated assets and liabilities	407	32
Net change in unrealized appreciation (depreciation)	142,210,850	32
Net Increase (Decrease) in Net Assets Resulting from Operations	$33,439,040	$(1,621)

(a)	Includes $63,595 of tax reclaims received from a prior year dividend.

See Notes to Financial Statements

9

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Russia ETF		Russia Small-Cap ETF
	Period Ended June 30, 2023	Year Ended December 31, 2022	Period Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$799,723	$4,092,150	$(1,653)	$(77,781)
Net realized loss	(109,571,533)	(115,514,580)	—	(2,278,349)
Net change in unrealized appreciation (depreciation)	142,210,850	(1,868,384,607)	32	(25,639,542)
Net increase (decrease) in net assets resulting from operations	33,439,040	(1,979,807,037)	(1,621)	(27,995,672)
Distributions to shareholders from:
Return of capital	(3,001,670)	—	(50,084)	—

Share transactions*:
Proceeds from sale of shares	—	761,823,584	—	4,207,920
Cost of shares redeemed	—	(122,926,443)	—	—
Increase in net assets resulting from share transactions	—	638,897,141	—	4,207,920
Total increase (decrease) in net assets	30,437,370	(1,340,909,896)	(51,705)	(23,787,752)
Net Assets, beginning of period	35,373,493	1,376,283,389	391,824	24,179,576
Net Assets, end of period	$65,810,863	$35,373,493	$340,119	$391,824
*Shares of Common Stock Issued (no par value)
Shares sold	—	49,250,000	—	150,000
Shares redeemed	—	(4,800,000)	—	—
Net increase	—	44,450,000	—	150,000

See Notes to Financial Statements

10

VANECK ETF TRUST

STATEMENTS OF CASH FLOWS

For the Period Ended June 30, 2023 (unaudited)

	Russia ETF	Russia Small-Cap ETF
Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$33,439,040	$(1,621)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Investment securities sold	36,243,624	—
Net purchases of short term investments	(50,624,108)	(409,647)
Net realized loss on investments in securities	109,575,506	—
Net change in unrealized (appreciation) depreciation on investments	(142,210,443)	—
(Increase) decrease in assets:
Dividends and interest receivable	(207,244)	(1,705)
Due from Adviser	—	(6,964)
Prepaid expenses	3,311	978
Investment securities sold	(12,837,018)	—
Increase (decrease) in liabilities:
Due to Adviser	—	(1,158)
Accrued expenses	(44,126)	(7,080)
Deferred trustee fees	33,725	677
Net cash used for operating activities	(26,627,733)	(426,520)

Cash Flows from Financing Activities
Cash dividends paid to shareholders	(3,001,670)	(50,084)
Net cash used for financing activities	(3,001,670)	(50,084)
Net change in cash	(29,629,403)	(476,604)
Cash/(bank overdraft) at beginning of period	29,647,243	477,199
Cash at end of period	$17,840	$595
Supplemental disclosure of cash flow information
Interest expense paid during the period	$16,761	$—

See Notes to Financial Statements

11

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

Russia ETF
Period			Year Ended December 31,
Ended June 30,
2023			2022		2021	2020	2019	2018
(unaudited)
Net asset value, beginning of period	$0.37		$26.75		$23.82	$24.96	$18.79	$21.14
Net investment income (a)	0.01		0.05		1.39	0.97	1.20	0.88
Net realized and unrealized gain (loss) on investments	0.34		(26.43)		3.06	(1.31)	6.39	(2.26)
Total from investment operations	0.35		(26.38)		4.45	(0.34)	7.59	(1.38)
Distributions from:
Net investment income	—		—		(1.52)	(0.79)	(1.42)	(0.97)
Return of capital	(0.03)		—		—	(0.01)	—	—
Total distributions	(0.03)		—		(1.52)	(0.80)	(1.42)	(0.97)
Net asset value, end of period	$0.69		$0.37		$26.75	$23.82	$24.96	$18.79
Total return (b)	103.83%	(c)	(98.62)%		18.74%	(1.38)%	40.40%	(6.47)%

Ratios to average net assets
Expenses	0.67%	(d)(e)	0.60%	(e)	0.56%	0.61%	0.67%	0.65%
Expenses excluding interest, and a portion of depositary receipt fees (f)	0.58%	(d)(e)	0.59%	(e)	0.56%	0.60%	0.65%	0.64%
Net investment income	4.39%	(d)	1.67%		4.99%	4.45%	5.40%	4.09%
Supplemental data
Net assets, end of period (in millions)	$66		$35		$1,376	$1,621	$1,282	$1,326
Portfolio turnover rate (g)	0%	(c)	4%		20%	25%	15%	20%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	During the period the fund incurred significant expenses outside of its expense cap. Effective March 11, 2022, the Adviser implemented a voluntary waiver of its management fee for the Fund (See Note 4).
(f)	Prior to May 1, 2023, the ratio excludes depositary receipt fees in excess of 0.10% of average daily net assets.
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

12

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Russia Small-Cap ETF
	Period		Year Ended December 31,
	Ended June 30, 2023		2022		2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$0.44		$32.97		$36.22	$35.94	$27.61	$40.68
Net investment income (loss) (a)	—	(b)	(0.09)		1.12	1.12	1.53	1.17
Net realized and unrealized gain (loss) on investments	0.01		(32.44)		(2.29)	0.74	8.45	(13.02)
Total from investment operations	0.01		(32.53)		(1.17)	1.86	9.98	(11.85)
Distributions from:
Net investment income	—		—		(2.00)	(1.58)	(1.65)	(1.22)
Return of capital	(0.06)		—		(0.08)	—	—	—
Total distributions	(0.06)		—		(2.08)	(1.58)	(1.65)	(1.22)
Net asset value, end of period	$0.39		$0.44		$32.97	$36.22	$35.94	$27.61
Total return (c)	0.12%	(d)	(98.66)%		(3.29)%	5.23%	36.17%	(29.09)%

Ratios to average net assets
Gross expenses	30.97%	(e)(f)	5.34%	(f)	1.08%	1.31%	1.20%	0.94%
Net expenses	6.68%	(e)(f)	4.50%	(f)	0.75%	0.75%	0.77%	0.76%
Net expenses excluding interest, and a portion of depositary receipt fees (g)	6.68%	(e)(f)	4.49%	(f)	0.75%	0.75%	0.75%	0.75%
Net investment income (loss)	(0.97)%	(e)	(1.77)%		3.01%	3.45%	4.67%	3.22%
Supplemental data
Net assets, end of period (in millions)	$—	(h)	$—	(h)	$24	$32	$35	$33
Portfolio turnover rate (i)	0%	(d)	68%		47%	47%	30%	49%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	During the period the fund incurred significant expenses outside of its expense cap. Effective March 11, 2022, the Adviser implemented a voluntary waiver of its management fee for the Fund (See Note 4).
(g)	Prior to May 1, 2023, the ratio excludes depositary receipt fees in excess of 0.08% of average daily net assets.
(h)	Amount is less than $500,000.
(i)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

13

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

Russia ETF	Non-Diversified
Russia Small-Cap ETF	Non-Diversified

Each Fund’s stated investment objective is to seek to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below. However, due to the suspension of the rebalancing of the Russia Index and the ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment objective. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

Fund	Index

Russia ETF	MVIS Russia Index
Russia Small-Cap ETF	MVIS Russia Small-Cap Index

Note 2—Plan of Liquidation— Russia’s large-scale invasion of Ukraine and the geo-political events that followed have significantly adversely impacted the Funds’ operations since. The governments of the United States and many other countries have imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions have also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency have experienced significant declines and increased volatility. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained. There is no assurance that these disruptions will not continue.

As a result, the fair value of Russian securities held by the Funds were valued near or at zero since shortly after the invasion and have rendered virtually all of the Funds’ investments in equity securities, including depositary receipts, illiquid.

The Chicago Board Options Exchange delisted the Funds on January 12, 2023. As a result of the delisting, the Funds are no longer considered exchange traded funds.

Subsequent to February 24, 2022, certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of June 30, 2023.

On September 29, 2022, the Board of Trustees of the Trust (the Trustees”) unanimously voted to approve a Plan of Liquidation and Termination of the Funds, contingent on receiving any necessary relief from the SEC. On December 28, 2022, the SEC granted exemptive relief to each Fund permitting them to suspend the right of redemption with respect to shares of each Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Funds complete the liquidation of their portfolios and distribute all of their assets to remaining shareholders.

On January 12, 2023, the Funds made an initial liquidating distribution to shareholders, consisting of current liquid assets less a reserve to meet the Funds’ expected transaction costs for an extended period.

The Funds will not engage in any business or investment activities except for the purposes of winding up their affairs. It is expected that the liquidation of the Funds will take an extended period of time, if circumstances involving Russian securities markets do not improve.

14

The Funds shall bear the expenses incurred in connection with carrying out liquidation, including, but not limited to, printing and legal expenses, audit and tax services fees, and the expenses of reports to shareholders. All such expenses will be considered extraordinary expenses for purposes of any expense limitation in effect with respect to the Fund.

It is expected that the Funds will remain in existence until at least December 31, 2023, to allow the Funds to sell the securities and depositary receipts, if conditions permit. The Funds may be terminated sooner if all of the Russian securities and depositary receipts have been sold before that date (or they cease to represent valid interests in their issuers). After December 31, 2023, the Funds may be terminated at any time on a date determined by the Board, even if the Russian securities and depositary receipts have not been sold. Due to the uncertainty involved, there can be no assurance that shareholders would receive any liquidating distribution relating to the Russian securities and depositary receipts after the initial distribution, described above. The distribution to shareholders of sale proceeds of Russian securities and depositary receipts, if any, will be reduced by expenses related to the sale and the distribution; other Fund operating and liquidation expenses will be paid out of the reserve.

The Funds incurred additional legal expenses as a result of the plan of liquidation. These legal fees are not included in the Funds’ expense limitations (See Note 4).

Note 3—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. The Trustees have designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Trustees.
15

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—In accordance with the Plan of Liquidation and Termination, the Funds may make a series of liquidating distributions at various times. Additionally, until termination, each of the Funds may declare taxable distributions of income (if any) and/or net capital gains, (if any after reduction for capital loss carryforwards) to continue to satisfy the Federal income and excise tax distribution requirements for regulated investment companies.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

Any currency denominated in Rubles cannot be repatriated and such currency was valued at $0 as of June 30, 2023.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.
16

F.	Offsetting Assets and Liabilities— In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2023 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 4—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. Prior to March 11, 2022, the Adviser received a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. Effective March 11, 2022, the Adviser has implemented a waiver of the Funds’ management fee, which will continue to be in effect while the Funds liquidate. The Adviser may eliminate such management fee waiver in its sole discretion at any time. In addition, the Adviser has temporarily agreed to waive and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, depositary receipt fees, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below. Refer to the Statements of Operations for the amounts waived/assumed by the Adviser for the year ended June 30, 2023.

The management fee rates and expense limitations for the year ended June 30, 2023, are as follows:

Fund	Management Fees*	Expense Limitations
Russia ETF	0.50%	0.62%
Russia Small-Cap ETF	0.50	0.67

*	Fee rates reflected are those in effect before voluntary waivers.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 5—Capital Share Transactions—As of June 30, 2023, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient

17

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

On March 2, 2022, VanEck Russia Small-Cap ETF temporarily suspended new creations of its shares and on March 3, 2022, VanEck Russia ETF temporarily suspended new creations of its shares. Such suspensions became permanent on December 28, 2022, when the Plan of Liquidation and Termination of the Funds became effective.

Note 6—Investments—For the year ended June 30, 2023, purchases and sales of investments (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Russia ETF	$–	$36,243,624

Note 7—Income Taxes—As of June 30, 2023, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russia ETF	$1,788,970,750	$–	$(1,736,224,263)	$(1,736,224,263)
Russia Small-Cap ETF	25,738,405	–	(25,328,758)	(25,328,758)

The tax character of dividends paid to shareholders will be determined at the end of the current fiscal year.

At December 31, 2022, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Russia ETF	$(300,452,708)	$(1,398,633,196)	$(1,699,085,904)
Russia Small-Cap ETF	(5,643,438)	(12,195,309)	(17,838,747)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2023, the Funds did not incur any interest or penalties.

Note 8—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or

18

to a single economic, political or regulatory occurrence affecting these issuers. The Funds own securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus outbreak. Additionally, certain Funds own securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Russia’s large-scale invasion of Ukraine and the geo-political events that followed have significantly adversely impacted the Funds’ operations since. The governments of the United States and many other countries have imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions have also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency have experienced significant declines and increased volatility. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained. There is no assurance that these disruptions will not continue.

As a result of the current conditions related to Russian securities and Russian markets, the Fund is unable to dispose of the Russian securities in its portfolio and the Fund’s portfolio has become illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Fund, and the Fund may be unable to transact at advantageous times or prices.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 9—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 10— Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements

19

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2023, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2023:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Russia ETF	$–	$2,122,379	$6,197,266	$8,319,645

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2023:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Russia ETF	$2,122,379

*	Remaining contractual maturity: overnight and continuous

Note 11—Subsequent Event Review— The Adviser has evaluated event and transactions for potential recognition or disclosure through the date of the financial statements were issued.

The Russia ETF had a liquidating distribution on July 27, 2023 as follows:

Fund	Record Date	Ex-Date	Payable Date	Liquidating Distribution
Russia ETF	7/27/2023	7/27/2023	7/27/2023	$0.3403

Effective July 31, 2023, the MVIS Russia Index and the MVIS Russia Small-Cap Index have been terminated.

20

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

June 30, 2023 (unaudited)

At a meeting held on June 8, 2023 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Russia ETF and Russia Small-Cap ETF (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2023. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other registered funds), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability (or the absence of profitability) and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds, the Trustees considered that each Fund is in the process of being liquidated and no longer seeks to track an index. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds. The Trustees also considered the Adviser’s efforts to navigate regulatory and operational challenges in managing the Funds during the Funds’ process of liquidating their assets and winding up their business.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 5, 2023 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser provides under the Investment Management Agreements, including (i) the Adviser’s commitment to pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time and (ii) the Adviser’s undertaking to waive all of the Funds’ management fees while the Funds liquidate.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Fund had management fees (after the effect of the Adviser’s waiver of all management fee payable by each Fund since March 22, 2022) below the average and median of its respective peer group of funds. The Trustees also noted that the information provided showed that VanEck Russia ETF had a total expense ratio below the average and above the median of its peer group of funds, while the VanEck Russia Small-Cap ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and median of its peer group of funds. The Trustees reviewed the amount by which the Funds’ total expense ratios (after the effect of any applicable expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons, including that the Funds are bearing legal expenses in connection with their liquidations, which are considered extraordinary expenses for purposes of the Funds’ expense limitations. The Trustees

21

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

June 30, 2023 (unaudited) (continued)

concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and the fact that the Adviser did not earn any profits from managing the Funds. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2023 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

22

VANECK ETF TRUST

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for many Funds, redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2022 to December 31, 2022 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

23

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	RUSSIASAR

SEMI-ANNUAL REPORT June 30, 2023 (unaudited)

CLO ETF	CLOI

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2023.

VANECK CLO ETF

PRESIDENT’S LETTER

June 30, 2023 (unaudited)

Dear Fellow Shareholders:

Our outlook for financial markets in 2023 was “sideways.” The three major forces—monetary policy, government spending and economic growth—are negative or muted. This remains my view despite events in the last few months, discussed at the end of this letter.

Discussion

To recap this cycle: stocks and bonds historically do not perform well when the Fed tightens monetary conditions, and that’s just what the Fed announced it would be doing at the end of 2021. This would include raising rates and changing its balance sheet actions, which doesn’t create a great environment for financial assets.

There are three things investors continue to face, none of which is particularly positive for financial assets.

1.	Monetary Policy: Tightening

Money supply exploded during the COVID–19 pandemic, but it started shrinking in late 2022. This withdrawal of money supply is bad for stock and bond returns.

A second, modern component to monetary policy is the Fed balance sheet. After buying bonds during the pandemic, the Fed has now started shrinking the balance sheet—from a high of almost $9 trillion in early 2022, assets dropped to just short of $8.4 trillion by the end of June.1 The Fed has only shrunk its balance sheet once before, so we are facing an unknown.

As we’ve been saying since the summer of 2022, when wage inflation was confirmed, what the Fed is fighting is wage inflation. That is the kind of inflation that is endemic and hard to manage once it takes hold, not least because it creates a spiraling effect. And this is the battle that is at full pitch—the labor market has remained strong.

While headline inflation is falling, we are still in the “higher for longer” camp. The Fed seems likely to continue holding, or even raising, interest rates and will probably continue to shrink its balance sheet. This is not supportive of stock or bond markets.

2.	Fiscal Tightening

A second bearish factor is that government spending is unlikely to increase next year. The Republicans, who won control of the House of Representatives, are looking to slow government spending. And even Democrats like Larry Summers believe that stimulus spending during the pandemic led to inflation. The debt ceiling compromise and the Supreme Court rejection of student debt relief continue this trend.

3.	Global Growth is at Low Levels

Both Chinese and European growth, for different reasons, were slow in 2022. Over the last 20 years, the U.S. and China have been the two main pillars of global growth. In China, the post-COVID-19 growth has been more domestic and consumer-led, not enough to overcome the property sector malaise.

China growth estimates range from low (1% to 3%) to “high” (4% to 5%). Many “bulls” point to China as a potential catalyst for a better-than-expected economic outlook. I don’t see it. In coming years, we will likely have to look to India, Indonesia and Africa to take up the baton as pillars of higher percentage global growth.

I don’t believe that we will escape these three dampeners on stock and bond returns in 2023—higher interest rates, no government spending growth and tepid global growth. We will need upside corporate profitability surprises or high Chinese growth to substantially boost markets this year, in our view.

However, after the 2022 losses, bond investments are now offering attractive yields, so this has been our favorite asset class to buy and remains our preference. (See What to Buy? Bonds. When? Now.2) Because of higher interest rates, bonds can offer adequate returns, as they did in the 1970s even though that decade was the worst for interest rates in the last 100 years.

1

VANECK CLO ETF

PRESIDENT’S LETTER

(unaudited) (continued)

Outlook

My basic outlook favoring bonds hasn’t changed. But I should address two events of the first half of this year—monetary stimuli and AI (artificial intelligence).

There were two unexpected monetary stimuli in early 2023, but I think both are temporary. The first was the wave of money from Asia at year-end: Japanese bond buying of approximately $600 billion and Chinese money supply growth post-COVID-19. The second monetary stimulus was the credit the Fed provided to banks during the mini-bank crisis of March. While I believe this crisis will prove to be idiosyncratic in nature, I’m worried that it could lead to a contraction of credit, but this may be offset by China reopening. Also, I think it is important to note that substantially less credit flows to the real economy from banks (through loans they continue to hold) and much more through alternative credit funds. These funds typically don’t offer daily liquidity, so any credit crunch is likely to be extenuated over several quarters. So, I don’t see these two events as significantly changing the “sideways” trajectory of 2023.

AI and the instant success of ChatGPT have driven another wave of enthusiasm for tech stocks, but the valuations seem stretched to me. And large-cap earnings are still on a downward or flat trajectory, so I’m not chasing this rally.

My final thought is that, while I think the Fed won’t stimulate for a while, this is a good time to get positioned in assets that would benefit from that stimulus, namely gold and BTC (bitcoin).

We thank you for investing with VanEck. On the following pages, you will find financial statements for the fund for the six month period ended June 30, 2023. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

July 7, 2023

PS The investing outlook can change suddenly. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”.3 Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1 U.S. Federal Reserve: FEDERAL RESERVE Statistical Release, June 22, 2023, https://www.federalreserve.gov/releases/h41/20230629/

2 What to Buy? Bonds. When? Now, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-what-to-buy-bonds-when-now/.

3 https://www.vaneck.com/us/en/subscribe/

2

VANECK CLO ETF

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2023 to June 30, 2023.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2023 - June 30, 2023(a)
Actual	$1,000.00	$1,045.80	0.40%	$2.03
Hypothetical(b)	$1,000.00	$1,022.81	0.40%	$2.01

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2023), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
3

VANECK CLO ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 98.2%
AIMCO CLO Series 2018-B 144A 6.36% (ICE LIBOR USD 3 Month+1.10%), 01/15/32	$1,250		$1,238,904
AMMC CLO 21 LTD 144A 6.55% (ICE LIBOR USD 3 Month+1.25%), 11/02/30	1,214		1,206,085
Ares LXI CLO Ltd. 144A 6.90% (ICE LIBOR USD 3 Month+1.65%), 10/20/34	2,500		2,439,168
Bain Capital Credit CLO 2021-4 Ltd. 144A 6.90% (ICE LIBOR USD 3 Month+1.65%), 10/20/34	1,750		1,702,605
Barings CLO Ltd. 2016-II 144A 6.32% (ICE LIBOR USD 3 Month+1.07%), 01/20/32	1,550		1,533,072
Barings Clo Ltd. 2022-II 144A 6.79% (Term SOFR USD 3 Month+1.80%), 07/15/35	1,250		1,250,569
Betony CLO 2 Ltd. 144A 6.38% (ICE LIBOR USD 3 Month+1.08%), 04/30/31	4,000		3,969,040
Canyon Capital CLO 2016-1 Ltd. 144A 6.33% (ICE LIBOR USD 3 Month+1.07%), 07/15/31	4,000		3,963,296
Cedar Funding VIII Clo Ltd. 144A 6.91% (ICE LIBOR USD 3 Month+1.65%), 10/17/34	1,750		1,687,858
CIFC Funding 2014-III Ltd. 144A 6.72% (ICE LIBOR USD 3 Month+1.45%), 10/22/31	1,250		1,226,799
Crestline Denali CLO XIV Ltd. 144A 6.41% (ICE LIBOR USD 3 Month+1.14%), 10/23/31	3,986		3,929,960
Dryden 109 CLO Ltd. 144A 7.05% (Term SOFR USD 3 Month+2.00%), 04/20/35	1,250		1,223,685
Dryden 45 Senior Loan Fund 144A 6.66% (ICE LIBOR USD 3 Month+1.40%), 10/15/30	1,250		1,229,326
Dryden 64 CLO Ltd. 144A 6.23% (ICE LIBOR USD 3 Month+0.97%), 04/18/31	1,000		990,000
Dryden 80 CLO Ltd. 144A 6.74% (Term SOFR USD 3 Month+1.75%), 01/17/33	1,250		1,217,861
7.14% (Term SOFR USD 3 Month+2.15%), 01/17/33	1,250		1,198,830
Dryden 83 CLO Ltd. 144A 6.48% (ICE LIBOR USD 3 Month+1.22%), 01/18/32	4,000		3,955,676
	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 98.2% (continued)
Dryden 93 CLO Ltd. 144A 6.86% (ICE LIBOR USD 3 Month+1.60%), 01/15/34	$1,750		$1,710,623
Elmwood CLO 15 Ltd. 144A 6.41% (Term SOFR USD 3 Month+1.34%), 04/22/35	1,250		1,226,580
Generate CLO 2 Ltd. 144A 6.42% (ICE LIBOR USD 3 Month+1.15%), 01/22/31	1,862		1,848,529
GoldenTree Loan Opportunities IX Ltd. 144A 6.60% (ICE LIBOR USD 3 Month+1.30%), 10/29/29	1,250		1,243,165
Gulf Stream Meridian 1 Ltd. 144A 6.63% (ICE LIBOR USD 3 Month+1.37%), 04/15/33	1,250		1,238,310
Gulf Stream Meridian 4 Ltd. 144A 6.46% (ICE LIBOR USD 3 Month+1.20%), 07/15/34	1,750		1,720,894
HPS Loan Management 11- 2017 Ltd. 144A 6.34% (ICE LIBOR USD 3 Month+1.02%), 05/06/30	1,863		1,852,312
KKR CLO 20 Ltd. 144A 6.39% (ICE LIBOR USD 3 Month+1.13%), 10/16/30	1,078		1,070,489
LCM 26 Ltd. 144A 6.32% (ICE LIBOR USD 3 Month+1.07%), 01/20/31	4,859		4,821,511
LCM 29 Ltd. 144A 6.33% (ICE LIBOR USD 3 Month+1.07%), 04/15/31	2,000		1,969,008
LCM XIII LP 144A 6.13% (ICE LIBOR USD 3 Month+0.87%), 07/19/27	571		567,036
LCM XIV LP 144A 6.29% (ICE LIBOR USD 3 Month+1.04%), 07/20/31	2,675		2,643,935
LCM XV LP 144A 6.25% (ICE LIBOR USD 3 Month+1.00%), 07/20/30	1,670		1,656,686
Myers Park CLO Ltd. 144A 6.65% (ICE LIBOR USD 3 Month+1.40%), 10/20/30	1,250		1,228,756
OCP CLO 2020-19 Ltd. 144A 6.95% (ICE LIBOR USD 3 Month+1.70%), 10/20/34	1,750		1,700,599
OCP CLO 2021-22 Ltd. 144A 6.43% (ICE LIBOR USD 3 Month+1.18%), 12/02/34	1,250		1,230,045
OZLM IX Ltd. 144A 6.80% (ICE LIBOR USD 3 Month+1.55%), 10/20/31	2,000		1,952,836
OZLM XXI Ltd. 144A 6.40% (ICE LIBOR USD 3 Month+1.15%), 01/20/31	2,861		2,832,635

See Notes to Financial Statements

4

	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 98.2% (continued)
OZLM XXII Ltd. 144A 6.33% (ICE LIBOR USD 3 Month+1.07%), 01/17/31	$1,091		$1,078,801
Signal Peak CLO 10 Ltd. 144A 7.31% (ICE LIBOR USD 3 Month+2.05%), 07/21/34	1,250		1,206,710
Sound Point Clo XIV Ltd. 144A 6.26% (ICE LIBOR USD 3 Month+0.99%), 01/23/29	976		975,234
Southwick Park CLO LLC 144A 6.31% (ICE LIBOR USD 3 Month+1.06%), 07/20/32	2,000		1,974,984
TCI-Symphony CLO 2016-1 Ltd. 144A 6.26% (ICE LIBOR USD 3 Month+1.02%), 10/13/32	5,000		4,930,585
TCW CLO 2018-1 Ltd. 144A 6.23% (ICE LIBOR USD 3 Month+0.97%), 04/25/31	3,000		2,973,117
	Par (000’s	)	Value
COLLATERALIZED LOAN OBLIGATIONS: 98.2% (continued)
THL Credit Wind River 2014- 2 CLO Ltd. 144A 6.40% (ICE LIBOR USD 3 Month+1.14%), 01/15/31	$1,828		$1,811,856
THL Credit Wind River 2019- 3 Clo Ltd. 144A 6.34% (ICE LIBOR USD 3 Month+1.08%), 04/15/31	4,000		3,937,512
TIAA CLO I Ltd. 144A 6.45% (ICE LIBOR USD 3 Month+1.20%), 07/20/31	4,000		3,962,644
Voya CLO 2013-3 Ltd. 144A 6.39% (Term SOFR USD 3 Month+1.41%), 10/18/31	4,983		4,939,184
Wind River 2014-1 CLO Ltd. 144A 6.31% (ICE LIBOR USD 3 Month+1.05%), 07/18/31	1,992		1,968,348
			96,235,658
Total Collateralized Loan Obligations (Cost: $95,605,465)			96,235,658

Total Investments: 98.2% (Cost: $95,605,465)			96,235,658
Other assets less liabilities: 1.8%			1,766,767
NET ASSETS: 100.0%			$98,002,425

Definitions:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $96,235,658, or 98.2% of net assets.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$96,235,658

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Collateralized Loan Obligations	$—	$96,235,658	$—	$96,235,658

See Notes to Financial Statements

5

VANECK CLO ETF

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (unaudited)

Assets:
Investments, at value
Unaffiliated issuers (1)	$96,235,658
Cash	509,063
Receivables:
Interest	1,286,857
Total assets	98,031,578
Liabilities:
Payables:
Due to Adviser	29,153
Total liabilities	29,153
NET ASSETS	$98,002,425
Shares outstanding	1,900,000
Net asset value, redemption and offering price per share	$51.58
Net Assets consist of:
Aggregate paid in capital	$96,926,881
Total distributable earnings (loss)	1,075,544
NET ASSETS	$98,002,425
(1) Cost of investments - Unaffiliated issuers	$95,605,465

See Notes to Financial Statements

6

VANECK CLO ETF

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2023 (unaudited)

Income:
Interest	$1,864,692
Total income	1,864,692
Expenses:
Management fees	114,941
Interest and taxes	1,391
Total expenses	116,332
Net investment income	1,748,360
Net change in unrealized appreciation (depreciation) on:
Investments	368,103
Net change in unrealized appreciation (depreciation)	368,103
Net Increase in Net Assets Resulting from Operations	$2,116,463

See Notes to Financial Statements

7

VANECK CLO ETF

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended June 30, 2023	Period Ended December 31, 2022 (a)
	(unaudited)
Operations:
Net investment income	$1,748,360	$586,929
Net realized loss	—	(42,600)
Net change in unrealized appreciation (depreciation)	368,103	262,090
Net increase in net assets resulting from operations	2,116,463	806,419
Distributions to shareholders from:
Distributable earnings	(1,292,650)	(564,150)
Total distributions	(1,292,650)	(564,150)

Share transactions*:
Proceeds from sale of shares	71,936,343	25,000,000
Increase in net assets resulting from share transactions	71,936,343	25,000,000
Total increase in net assets	72,760,156	25,242,269
Net Assets, beginning of period	25,242,269	—
Net Assets, end of period	$98,002,425	$25,242,269
* Shares of Common Stock Issued (no par value):
Shares sold	1,400,000	500,000
Net increase	1,400,000	500,000

(a)	For the period June 22, 2022 (commencement of operations) through December 31, 2022.

See Notes to Financial Statements

8

VANECK CLO ETF

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Period Ended June 30, 2023		Period Ended December 31, 2022(a)
	(unaudited)
Net asset value, beginning of period	$50.48		$50.00
Net investment income (b)	1.55		1.18
Net realized and unrealized gain on investments	0.75		0.43
Total from investment operations	2.30		1.61
Distributions from:
Net investment income	(1.20)		(1.13)
Total distributions	(1.20)		(1.13)
Net asset value, end of period	$51.58		$50.48
Total return (c)	4.58	%(d)	3.26	%(d)
Ratios to average net assets
Expenses	0.40	%(e)	0.40	%(e)
Net investment income	6.08	%(e)	4.43	%(e)

Supplemental data
Net assets, end of period (in millions)	$98		$25
Portfolio turnover rate(f)	4	%(d)	15	%(d)

(a)	For the period June 22, 2022 (commencement of operations) through December 31, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

9

VANECK CLO ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate to the CLO ETF (the “Fund”). The Fund is actively managed and seeks to achieve its investment objective by primarily investing in investment-grade debt tranches of collateralized loan obligations (“CLOs”). The Fund is classified as non-diversified, as defined in the 1940 Act. Van Eck Associates Corporation (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Security Valuation— The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.
10

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders— Dividends to shareholders from net investment income, if any, are declared and paid monthly by the Fund. Distributions of net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP. Dividends and distributions that exceed earnings and profit for tax purposes are reported as a return of capital.

D.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has agreed to pay all expenses of the Fund except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes, and extraordinary expenses, until at least May 1, 2024.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor. At June 30, 2023, the Adviser owned approximately 4% of the Fund.

Note 4—Capital Share Transactions—As of June 30, 2023, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Fund generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Fund may issue Creation Units in

11

VANECK CLO ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Fund, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Fund may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statement of Changes in Net Assets.

Note 5—Investments—For the period ended June 30, 2023, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term investments, aggregated to $73,300,320 and $2,310,852, respectively.

Note 6—Income Taxes—As of June 30, 2023, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$95,605,465	$668,363	$(38,170)	$630,193

The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2022, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
$(42,600)	$–	$(42,600)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund may be subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2023, the Fund did not incur any interest or penalties.

Note 7—Principal Risks— Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in debt instruments involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Fund’s assets are concentrated in CLO securities, organized as trusts or other special purpose vehicles that are typically collateralized by a pool of loans which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and including “covenant lite” loans, which have few or no financial maintenance covenants. CLOs include both the economic risks of the underlying loans

12

combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund invests primarily in investment grade-rated tranches of CLOs; however, the rating does not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/ equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset.

CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration.

Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity.

The Fund invests in certain financial instruments that may pay interest based on, or otherwise have payments tied to, the London Inter-bank Offered Rate (“LIBOR”). At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs will continue to be provided on a representative basis until June 30, 2023, or in the case of variable rate investments, the next reset date.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds of the Trust as directed by the Trustees. The Adviser is responsible for paying the expenses associated with the Plan.

Note 9—Bank Line of Credit— The Fund may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. The Fund have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Fund based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2023, the Fund borrowed under the Facility as follows:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
24	$232,867	6.10%
13

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

June 30, 2023 (unaudited)

At a meeting held on June 8, 2023 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck CLO ETF (the “Fund”) and (ii) a sub-advisory agreement between the Adviser and PineBridge Investments LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2023. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Fund and the Fund’s peer funds (certain other registered funds), information about the advisory services provided to the Fund and the personnel providing those services, and the profitability (or the absence of profitability), and the benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. In addition, as noted below, the Trustees reviewed certain performance information for the Fund which was not provided by Broadridge and which did not compare the Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Fund.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 5, 2023 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Fund. The Trustees also considered the terms and scope of services that the Adviser and the Sub-Adviser provide under each Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses). The Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in collateralized loan obligation (“CLO”) securities and the Sub-Adviser’s experience serving as a sub-adviser for other registered investment companies. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by the Adviser, and the advisory fees to be retained by the Adviser under the Sub-Advisory Agreement.

In evaluating the performance of the Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing the Fund’s performance to that of certain other ETFs. The Trustees also considered information from the Adviser regarding the performance of the Fund against its benchmark. The Trustees noted that the Fund had outperformed its benchmark for the period since its inception on June 21, 2022 through December 31, 2022. Based on the foregoing, the Trustees concluded that the Adviser and the Sub-Adviser and their personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser and the current status, as they understood it, of the Adviser’s and the Sub-Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Fund’s expenses and performance to that of certain other registered funds. The Trustees noted that the information provided showed that the Fund had management fees above the average and median of its peer

14

group of funds. The Trustees also noted that the information provided showed that the Fund had a total expense ratio above the average and median of its peer group of funds. The Trustees reviewed the amounts by which the Fund’s management and total expense ratio exceeded the average and median of its peer group and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Fund were reasonable in light of the performance of the Fund and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Agreements, received by the Adviser and the Sub-Adviser from serving as adviser and sub-adviser, respectively, to the Fund.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and the fact that the Adviser did not earn any profits from managing the Fund. The Trustees reviewed the Fund’s asset size and expense ratio and noted that the Investment Management Agreement does not include breakpoints in the advisory fee rates as asset levels in the Fund increase. The Trustees considered the potential variability in the net assets of the Fund and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Fund effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for the Fund is reasonable and appropriate in relation to the current asset size of the Fund and the other factors discussed above and that the advisory fee rate for the Fund currently reflect an appropriate sharing with shareholders of any economies of scale which may exist.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2023 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that at the time of their considerations, the Agreements are in the best interest of the Fund and its shareholders.

15

VANECK ETF TRUST

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for many Funds, redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2022 to December 31, 2022 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

16

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	CLOISAR

SEMI-ANNUAL REPORT June 30, 2023 (unaudited)

Bitcoin Strategy ETF	XBTF

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2023.

VANECK BITCOIN STRATEGY ETF

PRESIDENT’S LETTER

June 30, 2023 (unaudited)

Dear Fellow Shareholders:

Our outlook for financial markets in 2023 was “sideways.” The three major forces—monetary policy, government spending and economic growth—are negative or muted. This remains my view despite events in the last few months, discussed at the end of this letter.

Discussion

To recap this cycle: stocks and bonds historically do not perform well when the Fed tightens monetary conditions, and that’s just what the Fed announced it would be doing at the end of 2021. This would include raising rates and changing its balance sheet actions, which doesn’t create a great environment for financial assets.

There are three things investors continue to face, none of which is particularly positive for financial assets.

1.	Monetary Policy: Tightening

Money supply exploded during the COVID–19 pandemic, but it started shrinking in late 2022. This withdrawal of money supply is bad for stock and bond returns.

A second, modern component to monetary policy is the Fed balance sheet. After buying bonds during the pandemic, the Fed has now started shrinking the balance sheet—from a high of almost $9 trillion in early 2022, assets dropped to just short of $8.4 trillion by the end of June.1 The Fed has only shrunk its balance sheet once before, so we are facing an unknown.

As we’ve been saying since the summer of 2022, when wage inflation was confirmed, what the Fed is fighting is wage inflation. That is the kind of inflation that is endemic and hard to manage once it takes hold, not least because it creates a spiraling effect. And this is the battle that is at full pitch—the labor market has remained strong.

While headline inflation is falling, we are still in the “higher for longer” camp. The Fed seems likely to continue holding, or even raising, interest rates and will probably continue to shrink its balance sheet. This is not supportive of stock or bond markets.

2.	Fiscal Tightening

A second bearish factor is that government spending is unlikely to increase next year. The Republicans, who won control of the House of Representatives, are looking to slow government spending. And even Democrats like Larry Summers believe that stimulus spending during the pandemic led to inflation. The debt ceiling compromise and the Supreme Court rejection of student debt relief continue this trend.

3.	Global Growth is at Low Levels

Both Chinese and European growth, for different reasons, were slow in 2022. Over the last 20 years, the U.S. and China have been the two main pillars of global growth. In China, the post-COVID-19 growth has been more domestic and consumer-led, not enough to overcome the property sector malaise.

China growth estimates range from low (1% to 3%) to “high” (4% to 5%). Many “bulls” point to China as a potential catalyst for a better-than-expected economic outlook. I don’t see it. In coming years, we will likely have to look to India, Indonesia and Africa to take up the baton as pillars of higher percentage global growth.

I don’t believe that we will escape these three dampeners on stock and bond returns in 2023—higher interest rates, no government spending growth and tepid global growth. We will need upside corporate profitability surprises or high Chinese growth to substantially boost markets this year, in our view.

However, after the 2022 losses, bond investments are now offering attractive yields, so this has been our favorite asset class to buy and remains our preference. (See What to Buy? Bonds. When? Now.2) Because of higher interest rates, bonds can offer adequate returns, as they did in the 1970s even though that decade was the worst for interest rates in the last 100 years.

1

VANECK BITCOIN STRATEGY ETF

PRESIDENT’S LETTER

(unaudited) (continued)

Outlook

My basic outlook favoring bonds hasn’t changed. But I should address two events of the first half of this year—monetary stimuli and AI (artificial intelligence).

There were two unexpected monetary stimuli in early 2023, but I think both are temporary. The first was the wave of money from Asia at year-end: Japanese bond buying of approximately $600 billion and Chinese money supply growth post-COVID-19. The second monetary stimulus was the credit the Fed provided to banks during the mini-bank crisis of March. While I believe this crisis will prove to be idiosyncratic in nature, I’m worried that it could lead to a contraction of credit, but this may be offset by China reopening. Also, I think it is important to note that substantially less credit flows to the real economy from banks (through loans they continue to hold) and much more through alternative credit funds. These funds typically don’t offer daily liquidity, so any credit crunch is likely to be extenuated over several quarters. So, I don’t see these two events as significantly changing the “sideways” trajectory of 2023.

AI and the instant success of ChatGPT have driven another wave of enthusiasm for tech stocks, but the valuations seem stretched to me. And large-cap earnings are still on a downward or flat trajectory, so I’m not chasing this rally.

My final thought is that, while I think the Fed won’t stimulate for a while, this is a good time to get positioned in assets that would benefit from that stimulus, namely gold and BTC (bitcoin).

We thank you for investing with VanEck. On the following pages, you will find financial statements for the fund for the six month period ended June 30, 2023. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

July 7, 2023

PS The investing outlook can change suddenly. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”.3 Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1 U.S. Federal Reserve: FEDERAL RESERVE Statistical Release, June 22, 2023, https://www.federalreserve.gov/releases/h41/20230629/

2 What to Buy? Bonds. When? Now, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-what-to-buy-bonds-when-now/.

3 https://www.vaneck.com/us/en/subscribe/

2

VANECK BITCOIN STRATEGY ETF

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2023 to June 30, 2023.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio During Period(a)	Expenses Paid During the Period January 1, 2023 - June 30, 2023(b)
Actual	$1,000.00	$1,788.50	0.67%	$4.63
Hypothetical(c)	$1,000.00	$1,021.47	0.67%	$3.36

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2023), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
3

VANECK BITCOIN STRATEGY ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Par (000’s	)	Value
Short-Term Investments: 81.1%
United States Treasury Obligations: 81.1%
United States Treasury Bills
4.68%, 08/17/23 (a)	$4,000		$3,974,214
4.73%, 07/11/23 (a)	5,000		4,994,480
4.96%, 10/26/23 (a)	3,000		2,950,215
5.12%, 10/12/23 (a)	4,000		3,941,855
5.18%, 11/02/23 (a)	3,000		2,947,152
5.19%, 12/07/23	4,000		3,909,231
5.20%, 10/03/23	3,000		2,960,421
5.22%, 11/24/23 (a)	2,000		1,958,585
5.27%, 10/19/23	3,000		2,953,234
5.32%, 11/09/23 (a)	2,000		1,962,865
5.45%, 10/17/23 (a)	4,000		3,938,697
			36,490,949
Total Short-Term Investments: 81.1% (Cost: $36,491,092)			36,490,949
Other assets less liabilities: 18.9%			8,516,738
NET ASSETS: 100.0%			$45,007,687

Futures Contracts

Reference Entity	Type	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME BITCOIN	Long	294	07/28/23	$45,099,600	$(102,652)

(a)	All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $22,108,104.

Summary of Investments by Sector	% of Investments	Value
Government	100.0%	$36,490,949

The summary of inputs used to value the Fund’s investments as of June 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$36,490,949	$—	$36,490,949
Other Financial Instruments:
Futures Contracts	$(102,652)	$—	$—	$(102,652)

See Notes to Financial Statements

4

VANECK BITCOIN STRATEGY ETF

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2023 (unaudited)

Assets:
Investments, at value
Unaffiliated issuers (1)	$36,490,949
Cash	2,572,583
Cash on deposit with broker for futures contracts	5,963,128
Receivables:
Shares of beneficial interest sold	1,340
Interest	90,792
Due from custodian	17,000
Net deferred tax	—
Total assets	45,135,792
Liabilities:
Payables:
Due to Adviser	22,027
Federal and State Income Taxes	8,268
Net variation margin on futures contracts	97,810
Total liabilities	128,105
NET ASSETS	$45,007,687
Shares outstanding	1,500,000
Net asset value, redemption and offering price per share	$30.01
Net Assets consist of:
Aggregate paid in capital	$54,212,021
Total distributable earnings (loss)	(9,204,334)
NET ASSETS	$45,007,687
(1) Cost of investments - Unaffiliated issuers	$36,491,092

See Notes to Financial Statements

5

VANECK BITCOIN STRATEGY ETF

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2023 (unaudited)

Income:
Interest	$774,135
Total income	774,135
Expenses:
Management fees	114,232
FCM fees	5,282
State franchise taxes	4,109
Total expenses	123,623
Reimbursement by the Adviser	(5,282)
Net expenses	118,341
Net investment income, before income taxes	655,794
Net current and deferred tax benefit/(expense) (See Note 6)	(145,298)
Net investment income, net of income taxes	510,496
Net realized gain on:
Futures contracts	17,164,878
Current and deferred tax benefit/(expense) (See Note 6)	—
Net realized gain, net of income taxes	17,164,878
Net change in unrealized appreciation (depreciation) on:
Investments	(3,942)
Futures contracts	(218,833)
Current and deferred tax benefit/(expense) (See Note 6)	—
Net change in unrealized appreciation (depreciation), net of income taxes	(222,775)
Net Increase in Net Assets Resulting from Operations	$17,452,599

See Notes to Financial Statements

6

VANECK BITCOIN STRATEGY ETF

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended June 30, 2023	Year Ended December 31, 2022
	(unaudited)
Operations:
Net investment income	$510,496	$85,663
Net realized gain (loss)	17,164,878	(23,056,218)
Net change in unrealized appreciation (depreciation)	(222,775)	1,160,667
Net increase (decrease) in net assets resulting from operations	17,452,599	(21,809,888)
Distributions to shareholders from:
Distributable earnings	(85,625)	—
Total distributions	(85,625)	—

Share transactions*:
Proceeds from sale of shares	6,605,242	27,850,090
Cost of shares redeemed	—	(816,592)
Increase in net assets resulting from share transactions	6,605,242	27,033,498
Total increase in net assets	23,972,216	5,223,610
Net Assets, beginning of period	21,035,471	15,811,861
Net Assets, end of period	$45,007,687	$21,035,471
* Shares of Common Stock Issued (no par value):
Shares sold	250,000	950,000
Shares redeemed	—	(50,000)
Net increase	250,000	900,000

See Notes to Financial Statements

7

VANECK BITCOIN STRATEGY ETF

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Period Ended June 30, 2023		Year Ended December 31, 2022		Period Ended December 31, 2021(a)
	(unaudited)
Net asset value, beginning of period	$16.83		$45.18		$63.91
Net investment income (loss) (b)	0.47		0.12		(0.04)
Net realized and unrealized gain (loss) on investments	12.78		(28.47)		(18.69)
Total from investment operations	13.25		(28.35)		(18.73)
Distributions from:
Net investment income	(0.07)		—		—
Total distributions	(0.07)		—		—
Net asset value, end of period	$30.01		$16.83		$45.18

Total return (c)	78.85%	(d)	(62.75)%		(29.31)%	(d)
Ratios to average net assets
Gross expenses	0.70%	(e)(f)	0.73%	(g)	0.65%	(e)
Net expenses	0.67%	(e)(f)	0.66%	(g)	0.65%	(e)
Net expenses excluding interest and taxes	0.65%	(e)	0.65%		0.65%	(e)
Net investment income (loss)	3.73%	(e)(f)	0.49%	(g)	(0.62)%	(e)

Supplemental data
Net assets, end of period (in millions)	$45		$21		$16
Portfolio turnover rate(h)	—%	(d)	—%		—%	(d)

(a)	For the period November 16, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Excludes the net current and deferred tax benefit/(expense). If the net current and deferred tax benefit/(expense) was included the gross expense, net expense, and net investment income ratios would be 1.53%, 1.50% and 2.90%, respectively.
(g)	Excludes the net current and deferred tax benefit/(expense). If the net current and deferred tax benefit/(expense) was included the gross expense, net expense, and net investment income ratios would be 0.83%, 0.76% and 0.39%, respectively.
(h)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

8

VANECK BITCOIN STRATEGY ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate to the Bitcoin Strategy ETF (the “Fund”). The Fund is actively managed and seeks to achieve its investment objective by investing in standardized, cash-settled bitcoin futures contracts (“Bitcoin Futures”) traded on the Chicago Mercantile Exchange. The Fund is classified as “non-diversified”. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. Van Eck Absolute Return Advisers Corporation (the “Adviser”) serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Trustees”).

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following summarizes the Fund’s significant accounting policies.

A.	Security Valuation— The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Futures contracts are generally valued at the official settlement price on the primary exchange on which they trade and are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value (“NAV”) and are categorized as Level 1 in the fair value hierarchy. The Trustees have designated the Adviser as valuation designee under Rule 2a-5 to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements of Rule 2a-5. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available,
9

VANECK BITCOIN STRATEGY ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal and Other Income Taxes— The Fund intends to invest primarily in Bitcoin Futures, which generally are treated as futures contracts on property for federal income tax purposes. As such, they do not generate qualifying income for the purpose of qualifying as a Regulated Investment Company (“RIC”) for tax purposes. Accordingly, the Fund does not intend to qualify, and will not qualify as a RIC pursuant to Subchapter M of the Internal Revenue Code and will be taxed as a C-corporation. As a C-corporation, the Fund is obligated to pay federal, state and local income tax on its taxable income. The amount of taxes currently payable by the Fund will vary depending on the amount of income and gains derived from investments and such taxes will reduce the return on an investment in the Fund. Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund’s shares will be reduced by the accrual of any current or deferred tax liabilities.

The tax expense or benefit attributable to certain components of income will be included in the Statement of Operations. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for federal income tax purposes. Deferred tax assets and liabilities are calculated utilizing effective tax rates expected to be applied to taxable income in the years the temporary differences are realized or settled. A valuation allowance will be recognized if, based on the available evidence, it is more likely than not that some or all of the deferred tax asset will not be realizable. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carryforward periods and the associated risk that operating and capital loss carryforwards may expire unused. It is the Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations.

C.	Distributions to Shareholders— Distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid annually. Because the Fund is taxed as a C corporation, all of the distributions paid by the Fund will be treated as dividend income for U.S. federal income tax purposes. Unlike a RIC, the Fund will not pay capital gain dividends.

D.	Use of Derivative Instruments— The Fund invests in futures contracts, which are derivative instruments. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a
10

notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Futures Contracts— Futures contracts are financial contracts, the value of which depends on, or is derived from, the underlying reference asset. In the case of cash-settled Bitcoin Futures, the underlying reference asset is bitcoin. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess, and if the futures contract price exceeds the value of the underlying asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on bitcoin, the amount of cash to be paid is equal to the difference between the value of the bitcoin underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement.

Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/ or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are generally made or received by the Fund each day depending on the fluctuations in the value of the Bitcoin Futures. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures, until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures. Bitcoin Strategy ETF held futures contracts for six months during the period ended June 30, 2023, of which the average notional amount for the period was $37,970,679. Futures contracts held by Bitcoin Strategy ETF at June 30, 2023 are reflected in the Schedule of Investments.

At June 30, 2023, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Liabilities Derivatives
Digital Assets Risk
Futures contracts[1]	$97,810

1	Statements of Assets and Liabilities location: Variation margin for futures contracts

The impact of transactions in derivative instruments during the period ended June 30, 2023, was as follows:

Digital Assets Risk
Realized gain (loss):
Futures contracts[1]	$17,164,878
Net change in unrealized appreciation (depreciation):
Futures contracts[2]	$(218,833)

[1]	Statements of Operations location: Net realized gain (loss) on futures contracts
[2]	Statements of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts
11

VANECK BITCOIN STRATEGY ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

E.	Offsetting Assets and Liabilities— In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting agreements or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments. Collateral held for derivative instruments at June 30, 2023 is presented in the Statement of Assets and Liabilities. For financial reporting purposes, the Fund presents derivative instruments on a gross basis in the Statement of Assets and Liabilities.

Futures contracts held by the Fund are not subject to a master netting agreements or other similar arrangements. In general, collateral received or pledged exceeds the net amount of the unrealized gain/ loss or market value of financial instruments. Refer to the Schedules of Investments and Statements of Assets and Liabilities for collateral received or pledged as of June 30, 2023.

F.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued as earned. Dividend income is recorded on the ex-dividend date.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, acquired fund fees and expenses, interest expense, offering costs, trading expenses (except that the Adviser will pay any net account or similar fees charged by futures commission merchants), taxes, extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs and trading expenses that are net account or similar fees charged by futures commission merchants (“FCMs”) until at least May 1, 2024.

Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and distributor.

At June 30, 2023, the Adviser owned approximately 23% of the Fund.

Note 4— Capital Share Transactions — As of June 30, 2023, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”). Due to various legal and operational constraints, Creation Units of the Fund are issued principally for cash.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Fund may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statement of Changes in Net Assets.

Note 5—Investments—During the year ended June 30, 2023, the Fund had no purchases and sales of investments, other than U.S. government securities and short-term obligations.

Note 6—Income Taxes— The income tax expense/(benefit) for the respective categories on the Statement of Operations for the period ended June 30, 2023 are as follows:

12

	Net Investment Income	Net Realized Loss	Change in Net Unrealized Depreciation	Total
Current tax expense (benefit)	$145,298	$—	$—	$145,298
Deferred tax expense (benefit)	—	3,802,020	(49,345)	3,752,675
Change in Valuation Allowance	—	(3,802,020)	49,345	(3,752,675)
Total	$145,298	$—	$—	$145,298

The Fund is currently using an estimated 22.15% tax rate for federal, state and local tax which is composed of a 21% federal tax rate and an assumed 1.15% rate attributable to state taxes (net of federal benefit). The Fund’s federal and state income tax expense / (benefit) consists of the following:

	Federal	State	Total
Current tax expense (benefit)	$135,701	$9,597	$145,298
Deferred tax expense (benefit)	3,557,842	194,833	3,752,675
Change in Valuation Allowance	(3,557,842)	(194,833)	(3,752,675)
Total	$135,701	$9,597	$145,298

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes.

Total income tax expense/(benefit) (current and deferred) differs from the amount computed by applying the federal statutory income tax rate to net investment income/(loss) and realized and unrealized gain/(loss) on investments before taxes as follows:

	For the Period Ended June 30, 2023
	Amount	Rate
Income tax expense/(benefit) at statutory rates	$3,695,558	21.00%
State income tax, net of federal benefit	202,415	1.15
Change in Valuation Allowance	(3,752,675)	(21.32)
Net income tax expense/(benefit)	$145,298	0.83%

Components of the Fund’s deferred tax assets and liabilities are as follows:

For the Period Ended June 30, 2023
Deferred Tax Assets:
Capital loss carryforward	$2,149,303
Net operating loss carryforward	—
Unrealized gain on investments	31
Net Deferred Tax Asset/(Liability) before valuation allowance	2,149,334

Less Valuation Allowance	(2,149,334)

Net Deferred Tax Asset/(Liability)	$—

The Fund reviews the recoverability of its deferred tax asset based upon the weight of the available evidence. When assessing the recoverability of its deferred tax assets, management considers available carrybacks, reversing temporary taxable differences, projections of future taxable income and tax planning (if any). The Fund has recorded a valuation allowance of $2,149,334 against its net deferred tax asset at June 30, 2023 as the Fund believes it is more-likely-than-not the asset will not be realized within the relevant carryforward

13

VANECK BITCOIN STRATEGY ETF

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

periods. The Fund may be required to modify the estimates or assumptions it uses regarding the deferred tax asset or liability as new information becomes available. Since the Fund will be subject to taxation on its taxable income, the NAV of the Fund’s shares will also be reduced by the accrual of any deferred tax liabilities.

The Fund recognizes the tax benefits of uncertain positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. and State tax returns filed or expected to be filed since inception of the Fund. The Fund’s tax years are open for examination by U.S. and state tax authorities for all applicable periods. The Fund is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will change materially in the next 12 months.

As of June 30, 2023, the Fund had the following estimated capital loss carryforwards:

Period Generated	Amount	Expiration
12/31/2022	$(9,703,400)	12/31/2027

For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. Therefore, the use of this capital loss carryforward is dependent upon the Fund generating sufficient net capital gains prior to the expiration of the loss carryforward.

During the period ended June 30, 2023, the Fund utilized $16,946,045 of its capital loss carryforward available from the prior year.

There are no differences between the book and tax unrealized appreciation / depreciation on the Fund’s investments.

Note 7—Principal Risks—The Fund’s assets are concentrated in Bitcoin Futures. By concentrating the Fund’s assets, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on bitcoin or the digital asset industry will negatively impact the Fund to a greater extent than if the Fund’s net assets were invested in a wider variety of sectors or industries.

Bitcoin and Bitcoin Futures are relatively new asset classes and therefore the Fund’s investments in Bitcoin Futures are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Bitcoin and Bitcoin Futures have historically been more volatile than traditional asset classes.

The rules dealing with U.S. federal income taxation and the rates themselves are constantly under review in the legislative process and by the Internal Revenue Service (“IRS”) and the U.S. Treasury Department. Changes in tax laws or regulations or future interpretations of such laws or regulations could adversely affect the Fund and/or the Fund’s shareholders. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which a Trustee can elect to defer receipt of trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Fund as directed by the Trustees. The Adviser is responsible for paying the expenses associated with the Plan.

14

VANECK BITCOIN STRATEGY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

June 30, 2023 (unaudited)

At a meeting held on June 8, 2023 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Bitcoin Strategy ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 5, 2023. At that meeting, the

Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Fund and the Fund’s peer funds (certain other registered funds), information about the advisory services provided to the Fund and the personnel providing those services, and the profitability (or the absence of profitability) and the benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. In addition, as noted below, the Trustees reviewed certain performance information for the Fund which was not provided by Broadridge and which did not compare the Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Fund.

The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 5, 2023 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

In evaluating the performance of the Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing the Fund’s performance to that of certain other registered funds. The Trustees also considered information from the Adviser regarding the performance of the Fund against its benchmark and against other peer funds that invest in bitcoin futures. The Trustees noted that the Fund had outperformed its benchmark for the one-year period ended December 31, 2022 and for the period since its inception on November 16, 2021 through December 31, 2022. Based on the foregoing, the Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Fund’s expenses and performance to that of certain other registered funds. The Trustees noted that the information provided showed that the Fund had management fees below the average and median of its peer group of funds. The Trustees also noted that the information provided showed that the Fund had a total expense ratio below the average and median of its peer group of funds. The Trustees concluded, in light of this information and the other information available to them, that the management fees paid by the Fund were reasonable in light of the performance of the Fund and the quality of services received.

15

VANECK BITCOIN STRATEGY ETF

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

June 30, 2023 (unaudited) (continued)

The Trustees also considered the benefits, other than the fees under the Investment Management Agreement, received by the Adviser from serving as adviser to the Fund.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and the fact that the Adviser did not earn any profits from managing the Fund. The Trustees reviewed the Fund’s asset size and expense ratio and noted that the Investment Management Agreement does not include breakpoints in the advisory fee rates as asset levels in the Fund increase. The Trustees considered the potential variability in the net assets of the Fund and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Fund effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for the Fund is reasonable and appropriate in relation to the current asset size of the Fund and the other factors discussed above and that the advisory fee rate for the Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 5, 2023 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

16

VANECK BITCOIN STRATEGY ETF

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, the Funds have implemented a Liquidity Risk Management Program (the “Program”). The Program outlines certain techniques, tools and arrangements employed for the assessment and management of Fund liquidity risk, and the terms, contents and frequency of reporting of certain issues to the Board. Liquidity is managed taking account of the Funds’ investment strategy, liquidity profile, and, importantly, the fact that for many Funds, redemptions are settled primarily as in-kind redemptions. In this regard, certain of the Funds qualify as “In-Kind ETFs” under the Liquidity Rule because they meet redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publish their portfolio holdings daily. In-Kind ETFs are exempt from the Liquidity Rule’s classification and highly liquid investment minimum (“HLIM”) provisions, discussed below.

Under the Program and in accordance with the Liquidity Rule, each Fund’s liquidity risk is assessed at least annually taking into consideration certain factors enumerated in the Liquidity Rule, as applicable. The Liquidity Rule calls for considering certain such factors under both normal and reasonably foreseeable stressed market conditions.

With respect to each Fund that does not qualify under the Liquidity Rule as an “In-Kind ETF,” the Liquidity Rule and the Program require that each portfolio holding be classified into one of four liquidity classification categories. The Liquidity Rule requires that such classification determinations be made taking into account relevant market, trading and investment-specific considerations as well as market depth. The relevant Funds utilize data from a third-party vendor to assist with these determinations.

Funds that do not qualify as “In-Kind ETFs” are also required to determine and periodically review an HLIM – a minimum percentage of Fund net assets that are to be invested in Highly Liquid Investments that are assets – and adopt certain related procedures. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

The Liquidity Rule provides an exemption from the HLIM requirements for Funds that “primarily” hold Highly Liquid Investments, as defined in the Program. For the period January 1, 2022 to December 31, 2022 (the “Review Period”), the Funds that were not In-Kind ETFs qualified for an exemption and therefore have not determined an HLIM or adopted the related procedures.

The Board reviewed a report (“Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the Review Period. The Report noted that, during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted the effectiveness of the Funds’ liquidity risk management during such time. Further information on liquidity risks applicable to the Fund can be found in the Fund’s prospectus.

17

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	XBTFSAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 6, 2023

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 6, 2023